UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments.

Schedule of investments

Optimum Fixed Income Fund
December 31, 2016 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed Securities – 0.15%
Navient Student Loan Trust
Series 2016-5A A 144A
2.006% 6/25/65 #●	195,667	$198,563
SLM Student Loan Trust
Series 2008-9 A
2.382% 4/25/23 ●	2,311,292	2,314,280
Series 2012-5 A2
1.056% 6/25/19 ●	323,347	321,857
Total Agency Asset-Backed
Securities (cost $2,857,577)		2,834,700

Agency Collateralized Mortgage Obligations – 5.92%
Fannie Mae Connecticut
Avenue Securities
Series 2015-C03 1M1
2.256% 7/25/25 ●	69,615	69,745
Series 2015-C03 2M1
2.256% 7/25/25 ●	98,849	99,043
Series 2015-C04 2M1
2.456% 4/25/28 ●	81,943	82,189
Series 2016-C03 1M1
2.756% 10/25/28 ●	106,112	107,549
Series 2016-C04 1M1
2.206% 1/25/29 ●	53,687	54,028
Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39 ●	10,122	11,384
Series 2002-T4 A3
7.50% 12/25/41	36,979	42,798
Series 2004-T1 1A2
6.50% 1/25/44	10,898	12,601
Fannie Mae REMIC Trust
Series 2004-W4 A5
5.50% 6/25/34	733,380	765,351
Series 2004-W11 1A2
6.50% 5/25/44	55,802	64,151
Fannie Mae REMICs
Series 2013-7 EI
3.00% 10/25/40 ∑	934,869	131,694
Series 2015-89 AZ
3.50% 12/25/45	151,634	145,515
Series 2016-74 GS
5.244% 10/25/46 ∑●	335,027	83,065
Series 1996-46 ZA
7.50% 11/25/26	7,218	8,224
Series 1999-19 PH
6.00% 5/25/29	123,222	139,440
Series 2001-14 Z
6.00% 5/25/31	7,302	8,008
Series 2002-90 A1
6.50% 6/25/42	9,511	11,085
Series 2002-90 A2
6.50% 11/25/42	31,884	36,657
Series 2005-70 PA
5.50% 8/25/35	70,496	78,770
Series 2005-110 MB
5.50% 9/25/35	68,461	72,421
Series 2007-30 OE
1.98% 4/25/37 Ω^	3,632,827	3,050,001
Series 2007-114 A6
0.956% 10/27/37 ●	803,902	803,035
Series 2008-15 SB
5.844% 8/25/36 ∑●	155,706	29,733
Series 2008-24 ZA
5.00% 4/25/38	15,343,860	16,767,453
Series 2009-2 AS
4.944% 2/25/39 ∑●	1,442,438	188,472
Series 2009-68 SA
5.994% 9/25/39 ∑●	342,255	61,115
Series 2009-94 AC
5.00% 11/25/39	202,944	220,601
Series 2010-41 PN
4.50% 4/25/40	475,000	515,522
Series 2010-43 HJ
5.50% 5/25/40	113,636	126,767
Series 2010-96 DC
4.00% 9/25/25	508,547	544,614
Series 2010-123 FE
1.236% 11/25/40 ●	2,494,485	2,498,542
Series 2010-129 SM
5.244% 11/25/40 ∑●	1,216,705	205,699
Series 2011-118 DC
4.00% 11/25/41	1,393,217	1,427,916
Series 2012-98 MI
3.00% 8/25/31 ∑	1,716,070	204,496
Series 2012-122 SD
5.344% 11/25/42 ∑●	1,622,093	324,763
Series 2013-38 AI
3.00% 4/25/33 ∑	1,690,717	236,975
Series 2013-43 IX
4.00% 5/25/43 ∑	4,815,606	1,081,860
Series 2013-44 DI
3.00% 5/25/33 ∑	2,638,120	420,113
Series 2013-55 AI
3.00% 6/25/33 ∑	2,053,751	293,431
Series 2014-36 ZE
3.00% 6/25/44	655,850	587,893
Series 2014-68 BS
5.394% 11/25/44 ∑●	1,703,253	338,955

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 1

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2014-90 SA
5.394% 1/25/45 ∑●	4,692,393	$923,288
Series 2015-27 SA
5.694% 5/25/45 ∑●	630,976	140,417
Series 2015-44 Z
3.00% 9/25/43	1,616,022	1,539,822
Series 2015-95 SH
5.244% 1/25/46 ∑●	1,524,505	360,974
Series 2016-55 SK
5.244% 8/25/46 ∑●	1,239,772	309,161
Series 2016-62 SA
5.244% 9/25/46 ∑●	2,401,142	623,945
Fannie Mae Whole Loan Trust
Series 2004-W15 1A1
6.00% 8/25/44	51,443	56,864
Freddie Mac REMICs
Series 4614 HB
2.50% 9/15/46	605,000	537,567
Series 4623 LZ
2.50% 10/15/46	1,128,152	1,006,421
Series 4631 GS
5.296% 11/15/46 ∑●	2,618,957	536,764
Series 4636 NZ
3.00% 12/15/46	662,000	552,399
Series 1730 Z
7.00% 5/15/24	33,892	37,880
Series 2165 PE
6.00% 6/15/29	101,276	115,808
Series 2326 ZQ
6.50% 6/15/31	57,223	64,825
Series 2557 WE
5.00% 1/15/18	42,668	43,256
Series 3143 BC
5.50% 2/15/36	2,452,280	2,702,858
Series 3289 SA
6.046% 3/15/37 ∑●	1,115,543	177,979
Series 3656 PM
5.00% 4/15/40	417,997	457,423
Series 4065 DE
3.00% 6/15/32	120,000	120,219
Series 4109 AI
3.00% 7/15/31 ∑	3,139,625	368,743
Series 4120 IK
3.00% 10/15/32 ∑	2,522,703	354,551
Series 4146 IA
3.50% 12/15/32 ∑	1,341,171	207,178
Series 4159 KS
5.446% 1/15/43 ∑●	1,183,079	264,634
Series 4181 DI
2.50% 3/15/33 ∑	816,042	103,093
Series 4184 GS
5.416% 3/15/43 ∑●	1,362,600	299,434
Series 4185 LI
3.00% 3/15/33 ∑	640,413	89,518
Series 4191 CI
3.00% 4/15/33 ∑	271,992	38,036
Series 4342 CI
3.00% 11/15/33 ∑	487,770	60,536
Series 4435 DY
3.00% 2/15/35	1,305,000	1,288,667
Series 4453 DI
3.50% 11/15/33 ∑	646,737	89,127
Series 4592 WT
5.50% 6/15/46	2,787,858	3,097,421
Series 4594 SG
5.296% 6/15/46 ∑●	3,576,937	899,030
Freddie Mac Strips
Series 267 S5
5.296% 8/15/42 ∑●	1,717,564	372,708
Series 299 S1
5.296% 1/15/43 ∑●	1,291,980	268,669
Series 326 S2
5.246% 3/15/44 ∑●	905,808	182,292
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2015-DNA3 M1
2.106% 4/25/28 ●	49,635	49,659
Series 2016-DNA3 M1
1.856% 12/25/28 ●	290,101	290,753
Freddie Mac Structured Pass
Through Certificates
Series T-54 2A
6.50% 2/25/43 ⧫	16,276	18,830
Series T-58 2A
6.50% 9/25/43 ⧫	8,429	9,644
GNMA
Series 2008-65 SB
5.261% 8/20/38 ∑●	984,395	145,552
Series 2009-2 SE
5.081% 1/20/39 ∑●	2,999,589	436,729
Series 2010-113 KE
4.50% 9/20/40	1,170,000	1,269,287
Series 2011-H21 FT
1.37% 10/20/61 ●	11,101,085	11,095,981
Series 2011-H23 FA
1.23% 10/20/61 ●	7,392,690	7,405,001
Series 2012-136 MX
2.00% 11/20/42	240,000	216,116
Series 2012-H08 FB
1.13% 3/20/62 ●	1,168,518	1,166,851

2 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2012-H18 NA
1.05% 8/20/62 ●	667,269	$665,058
Series 2012-H29 SA
1.045% 10/20/62 ●	5,309,516	5,280,588
Series 2013-113 AZ
3.00% 8/20/43	1,663,075	1,574,466
Series 2013-113 LY
3.00% 5/20/43	173,000	169,731
Series 2015-64 GZ
2.00% 5/20/45	631,673	512,996
Series 2015-133 AL
3.00% 5/20/45	1,725,000	1,637,320
Series 2015-H10 FA
1.13% 4/20/65 ●	16,650,590	16,411,616
Series 2015-H11 FC
1.08% 5/20/65 ●	2,141,690	2,105,518
Series 2015-H12 FB
1.13% 5/20/65 ●	8,472,089	8,352,081
Series 2015-H20 FB
1.13% 8/20/65 ●	2,241,185	2,207,884
Series 2016-111 PB
2.50% 8/20/46	579,000	517,002
Series 2016-134 MW
3.00% 10/20/46	98,000	96,863
Series 2016-156 PB
2.00% 11/20/46	362,000	289,275
Series 2016-H06 FD
1.45% 7/20/65 ●	2,210,927	2,214,457
Total Agency Collateralized
Mortgage Obligations
(cost $117,864,216)		114,382,439

Agency Commercial Mortgage-Backed Securities – 1.01%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K031 A2 3.30%
4/25/23 ⧫●	4,000,000	4,185,654
Series K055 A2 2.673%
3/25/26 ⧫	1,135,000	1,113,057
Series K057 A2 2.57%
7/25/26 ⧫	570,000	553,439
Series K059 A2 3.12%
9/25/26 ⧫●	1,005,000	1,020,115
Series K716 A2 3.13%
6/25/21 ⧫	2,060,000	2,142,643
Series K719 A1 2.53%
12/25/21 ⧫	444,914	449,782
Series K719 A2 2.731%
6/25/22 ⧫●	1,900,000	1,916,912
Series KS03 A4 3.161%
5/25/25 ⧫●	900,000	909,974
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.631% 11/25/49 #●	245,000	259,691
Series 2011-K13 B 144A
4.61% 1/25/48 #●	650,000	694,213
Series 2011-K15 B 144A
4.948% 8/25/44 #●	75,000	80,908
Series 2011-K704 B 144A
4.69% 10/25/30 #●	650,000	672,974
Series 2012-K22 B 144A
3.811% 8/25/45 #●	665,000	681,799
Series 2012-K23 B 144A
3.655% 10/25/45 #●	1,500,000	1,519,380
Series 2012-K708 B 144A
3.751% 2/25/45 #●	885,000	907,695
Series 2012-K708 C 144A
3.751% 2/25/45 #●	230,000	234,952
Series 2013-K33 B 144A
3.502% 8/25/46 #●	505,000	508,485
Series 2013-K712 B 144A
3.365% 5/25/45 #●	470,000	477,272
Series 2013-K713 B 144A
3.165% 4/25/46 #●	285,000	287,261
Series 2013-K713 C 144A
3.165% 4/25/46 #●	1,000,000	981,356
Total Agency Commercial
Mortgage-Backed Securities
(cost $19,803,205)		19,597,562

Agency Mortgage-Backed Securities – 19.81%
Fannie Mae
5.50% 3/1/37	21,613	23,303
5.50% 7/1/37	118,666	128,130
Fannie Mae ARM
2.414% 5/1/43 ●	397,433	402,090
2.553% 6/1/43 ●	147,003	148,646
2.669% 7/1/37 ●	50,752	53,127
2.921% 7/1/45 ●	266,097	271,232
2.958% 12/1/45 ●	352,507	362,562
2.966% 4/1/46 ●	46,491	47,423
3.076% 8/1/35 ●	15,519	16,378
3.081% 4/1/44 ●	1,303,814	1,338,988
3.218% 4/1/44 ●	356,118	365,921
3.226% 3/1/44 ●	527,726	545,991
3.274% 9/1/43 ●	326,171	335,244

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 3

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae ARM
6.099% 8/1/37 ●	35,667	$35,623
Fannie Mae S.F. 15 yr
4.50% 8/1/18	24,240	24,912
4.50% 7/1/20	90,440	93,115
Fannie Mae S.F. 30 yr
3.00% 4/1/43	1,500,287	1,499,859
4.00% 10/1/40	27,935	29,469
4.00% 11/1/40	164,358	173,060
4.50% 5/1/35	105,080	113,557
4.50% 8/1/35	208,389	225,242
4.50% 9/1/35	168,188	181,770
4.50% 4/1/39	1,574,226	1,699,566
4.50% 5/1/39	719,042	776,081
4.50% 11/1/39	482,649	523,909
4.50% 1/1/40	1,383,143	1,500,408
4.50% 6/1/40	520,943	565,352
4.50% 7/1/40	603,790	649,374
4.50% 8/1/40	154,317	166,536
4.50% 4/1/41	74,015	79,948
4.50% 7/1/41	1,325,364	1,436,046
4.50% 8/1/41	1,290,176	1,399,556
4.50% 1/1/42	380,175	412,105
4.50% 8/1/42	2,058,079	2,225,845
4.50% 10/1/44	434,548	470,327
4.50% 2/1/46	8,795,836	9,470,031
4.50% 3/1/46	590,284	639,251
4.50% 7/1/46	1,466,674	1,581,207
5.00% 3/1/34	3,122	3,404
5.00% 4/1/34	19,350	21,188
5.00% 8/1/34	29,902	32,740
5.00% 4/1/35	7,508	8,290
5.00% 12/1/37	3,089	3,363
5.00% 3/1/38	157,478	171,456
5.00% 6/1/38	8,470	9,222
5.00% 2/1/39	4,293	4,674
5.00% 5/1/40	99,390	108,581
5.50% 12/1/32	14,992	16,815
5.50% 2/1/33	41,270	46,227
5.50% 6/1/33	184,730	206,933
5.50% 12/1/33	21,216	23,847
5.50% 7/1/34	28,653	32,137
5.50% 9/1/34	466,426	523,131
5.50% 11/1/34	77,168	86,538
5.50% 12/1/34	86,129	96,483
5.50% 2/1/35	1,129,163	1,273,010
5.50% 3/1/35	40,162	45,005
5.50% 5/1/35	328,843	368,351
5.50% 6/1/35	53,488	59,970
5.50% 1/1/36	418,883	469,792
5.50% 4/1/36	1,303,088	1,457,582
5.50% 7/1/36	474,084	531,120
5.50% 9/1/36	625,847	702,100
5.50% 1/1/37	295,679	329,221
5.50% 2/1/37	404,437	450,405
5.50% 8/1/37	221,773	248,612
5.50% 9/1/37	394,432	439,701
5.50% 1/1/38	311,859	347,134
5.50% 2/1/38	181,204	202,704
5.50% 3/1/38	131,069	145,881
5.50% 6/1/38	77,560	86,517
5.50% 7/1/38	142,527	158,744
5.50% 11/1/38	1,100,464	1,228,745
5.50% 1/1/39	1,048,175	1,174,439
5.50% 2/1/39	5,495,795	6,159,883
5.50% 6/1/39	400,819	448,571
5.50% 10/1/39	605,048	674,692
5.50% 3/1/40	1,430,881	1,601,919
5.50% 7/1/40	193,943	216,591
5.50% 3/1/41	2,167,773	2,430,793
5.50% 9/1/41	2,396,421	2,683,528
6.00% 4/1/35	241,701	276,956
6.00% 3/1/36	273,650	311,872
6.00% 5/1/36	52,879	59,912
6.00% 6/1/36	26,118	29,617
6.00% 9/1/36	182,847	211,937
6.00% 12/1/36	28,434	32,441
6.00% 2/1/37	83,123	94,178
6.00% 5/1/37	193,091	218,813
6.00% 6/1/37	15,547	17,845
6.00% 7/1/37	13,103	14,969
6.00% 8/1/37	146,778	167,135
6.00% 9/1/37	425,778	481,928
6.00% 11/1/37	4,986	5,646
6.00% 5/1/38	884,880	1,002,634
6.00% 8/1/38	97,988	110,857
6.00% 9/1/38	699,439	793,632
6.00% 10/1/38	38,557	43,705
6.00% 11/1/38	67,574	77,373
6.00% 12/1/38	195,407	222,927
6.00% 1/1/39	118,872	134,710
6.00% 9/1/39	379,463	429,992
6.00% 10/1/39	1,432,561	1,649,083
6.00% 3/1/40	118,442	134,332
6.00% 7/1/40	433,105	490,596
6.00% 9/1/40	100,668	114,062
6.00% 11/1/40	45,932	52,958

4 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 5/1/41	957,854	$1,084,940
6.00% 6/1/41	644,478	730,029
6.00% 7/1/41	3,009,497	3,416,851
6.50% 11/1/33	4,800	5,431
6.50% 2/1/36	59,361	67,159
6.50% 3/1/36	61,582	69,671
6.50% 6/1/36	177,883	205,454
6.50% 2/1/38	34,703	39,428
6.50% 11/1/38	9,415	10,652
6.50% 3/1/40	1,547,703	1,752,067
6.50% 5/1/40	281,601	320,197
7.50% 3/1/32	321	368
7.50% 4/1/32	1,819	2,082
Fannie Mae S.F. 30 yr TBA
3.00% 1/1/46	55,008,000	54,645,706
3.50% 1/1/46	83,800,000	85,888,455
4.00% 2/1/46	96,000,000	100,790,630
4.50% 1/1/46	32,000,000	34,418,749
Freddie Mac ARM
2.553% 10/1/46 ●	663,522	668,375
2.759% 10/1/45 ●	315,993	322,049
2.814% 9/1/45 ●	1,997,207	2,036,914
2.817% 12/1/33 ●	41,779	44,172
2.927% 10/1/45 ●	527,713	538,733
2.943% 11/1/44 ●	175,991	180,615
2.979% 11/1/45 ●	393,536	401,718
3.114% 3/1/46 ●	776,119	795,757
3.307% 5/1/37 ●	379,339	404,160
5.384% 2/1/38 ●	75,077	78,960
Freddie Mac S.F. 20 yr
5.50% 10/1/23	43,613	48,308
5.50% 8/1/24	14,533	16,110
Freddie Mac S.F. 30 yr
4.50% 4/1/39	84,342	91,084
4.50% 5/1/40	2,137,407	2,317,852
4.50% 7/1/42	811,149	876,770
4.50% 12/1/43	188,967	204,284
4.50% 8/1/44	1,236,683	1,340,748
4.50% 7/1/45	3,454,776	3,719,116
5.50% 3/1/34	33,758	37,985
5.50% 12/1/34	30,659	34,480
5.50% 6/1/36	18,313	20,575
5.50% 11/1/36	37,448	41,986
5.50% 12/1/36	8,424	9,403
5.50% 4/1/38	167,156	186,410
5.50% 6/1/38	24,252	27,038
5.50% 1/1/39	164,526	184,526
5.50% 6/1/39	215,645	240,247
5.50% 3/1/40	98,167	109,185
5.50% 8/1/40	373,872	416,912
5.50% 1/1/41	105,704	117,873
5.50% 6/1/41	1,667,470	1,862,998
6.00% 2/1/36	257,906	294,858
6.00% 3/1/36	228,008	260,691
6.00% 9/1/37	113,300	128,730
6.00% 1/1/38	38,334	43,306
6.00% 6/1/38	104,868	119,063
6.00% 8/1/38	168,505	193,300
6.00% 5/1/40	637,961	723,715
6.00% 7/1/40	619,429	704,550
6.50% 11/1/33	27,217	30,741
6.50% 1/1/35	99,249	116,131
6.50% 8/1/38	31,097	35,124
6.50% 4/1/39	160,477	182,546
7.00% 1/1/38	25,098	28,559
Freddie Mac S.F. 30 yr TBA
3.50% 1/1/46	6,000,000	6,143,657
GNMA I S.F. 30 yr
5.00% 3/15/40	659,658	722,291
7.00% 12/15/34	176,338	207,341
GNMA II S.F. 30 yr
5.50% 5/20/37	247,553	274,424
5.50% 4/20/40	228,530	250,204
6.00% 4/20/34	5,371	5,967
6.00% 2/20/39	352,112	397,970
6.00% 2/20/40	1,107,334	1,263,879
6.00% 4/20/46	372,976	415,709
6.50% 10/20/39	393,654	445,735
GNMA II S.F. 30 yr TBA
4.00% 1/1/46	6,000,000	6,371,836
Total Agency Mortgage-Backed
Securities (cost $383,432,680)		382,704,872

Collateralized Debt Obligations – 2.58%
Anchorage Capital CLO 6
Series 2015-6A A1 144A
2.42% 4/15/27 #●	435,000	434,469
Ares XXV CLO
Series 2012-3A AR 144A
2.10% 1/17/24 #●	700,000	699,303
Avery Point III CLO
Series 2013-3A A 144A
2.282% 1/18/25 #●	1,000,000	999,496
Avery Point VI CLO
Series 2015-6A A 144A
2.331% 8/5/27 #●	250,000	250,444

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 5

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Collateralized Debt Obligations (continued)
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A
2.233% 1/20/29 #●		2,400,000	$2,398,800
Benefit Street Partners CLO VI
Series 2015-VIA A1A 144A
2.432% 4/18/27 #●		520,000	520,466
BlueMountain CLO
Series 2015-1A A1R 144A
2.065% 4/13/27 #●		400,000	399,800
Series 2015-2A A1 144A
2.312% 7/18/27 #●		710,000	711,244
Carlyle Global Market
Strategies CLO
Series 2012-1A AR 144A
2.111% 4/20/22 #●		2,835,842	2,837,396
Series 2014-2A A 144A
2.376% 5/15/25 #●		1,500,000	1,500,087
Cavalry CLO V
Series 2014-5A A 144A
2.25% 1/16/24 #●		282,406	282,427
Cedar Funding V CLO
Series 2016-5A A1 144A
2.243% 7/17/28 #●		530,000	530,938
Cedar Funding VI CLO
Series 2016-6A A1 144A
2.344% 10/20/28 #●		1,230,000	1,230,935
Cent CLO 20
Series 2013-20A A 144A
2.362% 1/25/26 #●		654,000	653,669
Cent CLO 21
Series 2014-21A A1B
144A 2.276% 7/27/26 #●		1,250,000	1,249,367
CIFC Funding
Series 2012-3A A1R 144A
2.082% 1/29/25 #●		2,700,000	2,698,002
Series 2014-2A A1L 144A
2.41% 5/24/26 #●		250,000	250,510
Cordatus CLO I
Series 2006-1X A1
0.049% 1/30/24 ●	EUR	1,678,014	1,762,253
Dryden XXV Senior Loan Fund
Series 2012-25A AR 144A
2.054% 1/15/25 #●		3,600,000	3,598,189
Finn Square CLO
Series 2012-1A 144A
2.05% 12/24/23 #		4,400,000	4,381,656
Fraser Sullivan CLO VII
Series 2012-7A A1R 144A
1.956% 4/20/23 #●		154,040	153,888
Halcyon Loan Advisors
Funding
Series 2012-1A A1 144A
2.406% 8/15/23 #●		489,202	490,153
JFIN CLO
Series 2015-2A AX 144A
2.33% 10/19/26 #●		180,000	179,685
Jubilee CDO I-R
Series I-RA A 144A
0.023% 7/30/24 #●	EUR	378,922	397,484
Series I-RX A
0.023% 7/30/24 ●	EUR	1,894,611	1,987,421
KVK CLO
Series 2012-1A A 144A
2.25% 7/15/23 #●		292,758	292,800
Lockwood Grove CLO
Series 2014-1A A1R 144A
2.33% 4/25/25 #●		500,000	499,747
Madison Park Funding IX
Series 2012-9AR AR 144A
2.196% 8/15/22 #●		439,071	439,790
Magnetite IX
Series 2014-9A A1 144A
2.302% 7/25/26 #●		2,405,000	2,405,991
Malin CLO
Series 2007-1A A1 144A
0.10% 5/7/23 #●	EUR	230,391	241,959
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
2.30% 7/15/27 #●		1,300,000	1,299,345
Neuberger Berman CLO XVII
Series 2014-17A A 144A
2.346% 8/4/25 #●		1,350,000	1,354,895
Palmer Square Loan Funding
Series 2016-2A A1 144A
2.231% 6/21/24 #●		893,518	892,166
Shackleton CLO
Series 2014-5A A 144A
2.381% 5/7/26 #●		1,565,000	1,565,504
Series 2015-8A A1 144A
2.391% 10/20/27 #●		250,000	250,369
Stoney Lane Funding I
Series 2007-1A A1 144A
1.12% 4/18/22 #●		301,067	296,168
Tralee CLO III
Series 2014-3A A1R 144A
1.803% 7/20/26 #●		250,000	249,875
Venture CDO
Series 2016-25A A1 144A
2.49% 4/20/29 #●		490,000	489,755

6 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Collateralized Debt Obligations (continued)
Venture X CLO
Series 2012-10A AR 144A
2.08% 7/20/22 #●	2,000,000	$1,998,992
Venture XI CLO
Series 2012-11AR AR
144A
2.202% 11/14/22 #●	750,000	750,466
Venture XXI CLO
Series 2015-21A A 144A
2.37% 7/15/27 #●	285,000	285,174
Venture XXIV CLO
Series 2016-24A A1D
144A 2.24% 10/20/28 #●	1,115,000	1,116,015
Voya CLO
Series 2012-2AR AR 144A
2.18% 10/15/22 #●	200,000	200,252
Westwood CDO II
Series 2007-2A A1 144A
1.102% 4/25/22 #●	354,591	354,270
WhiteHorse VI
Series 2012-1A A1R 144A
2.078% 2/3/25 #●	4,300,000	4,272,987
Total Collateralized Debt
Obligations
(cost $49,990,860)		49,854,602

Convertible Bonds – 0.86%
Aerojet Rocketdyne Holdings
144A 2.25% exercise price
$26.00, maturity date
12/15/23 #	52,000	50,895
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18	707,000	701,697
BioMarin Pharmaceutical
1.50% exercise price
$94.15, maturity date
10/15/20	225,000	264,797
Blackhawk Network Holdings
144A 1.50% exercise price
$49.83, maturity date
1/15/22 #	432,000	444,960
Blackstone Mortgage Trust
5.25% exercise price
$27.99, maturity date
12/1/18	686,000	766,605
Blucora 4.25% exercise price
$21.66, maturity date
4/1/19	275,000	275,000
Brookdale Senior Living
2.75% exercise price
$29.32, maturity date
6/15/18	641,000	626,177
Cardtronics 1.00% exercise
price $52.35, maturity date
12/1/20	220,000	259,600
Cemex 3.72% exercise price
$11.45, maturity date
3/15/20	277,000	297,429
Chart Industries 2.00%
exercise price $69.03,
maturity date 8/1/18	540,000	530,550
Ciena 144A 3.75% exercise
price $20.17, maturity date
10/15/18 #	278,000	376,864
Clearwire Communications
144A 8.25% exercise price
$7.08, maturity date
12/1/40 #	433,000	453,567
DISH Network 144A 3.375%
exercise price $65.18,
maturity date 8/15/26 #	107,000	122,314
GAIN Capital Holdings
4.125% exercise price
$12.00, maturity date
12/1/18	364,000	355,810
General Cable 4.50% exercise
price $31.67, maturity date
11/15/29 ϕ	649,000	509,871
HealthSouth 2.00% exercise
price $37.16, maturity date
12/1/43	489,000	581,299
Helix Energy Solutions Group
4.25% exercise price
$13.89, maturity date
5/1/22	327,000	339,467
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 ϕ	239,000	324,741
Infinera 1.75% exercise price
$12.58, maturity date
6/1/18	353,000	368,223
Insulet 144A 1.25% exercise
price $58.37, maturity date
9/15/21 #	220,000	204,875
Jefferies Group 3.875%
exercise price $43.93,
maturity date 11/1/29	501,000	507,889
Knowles 144A 3.25%
exercise price $18.42,
maturity date 11/1/21 #	302,000	351,830

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 7

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Convertible Bonds (continued)
Liberty Interactive 144A
1.75% exercise price
$341.10, maturity date
9/30/46 #		285,000	$307,800
Liberty Media 144A 2.25%
exercise price $104.54,
maturity date 9/30/46 #		106,000	112,227
Medicines 144A 2.75%
exercise price $48.97,
maturity date 7/15/23 #		292,000	282,327
Meritor 4.00% exercise price
$26.73, maturity date
2/15/27 ϕ		831,000	850,736
New Mountain Finance
5.00% exercise price
$15.80, maturity date
6/15/19		333,000	341,117
Novellus Systems 2.625%
exercise price $33.85,
maturity date 5/15/41		210,000	654,806
NuVasive 144A 2.25%
exercise price $59.82,
maturity date 3/15/21 #		180,000	229,387
NXP Semiconductors 1.00%
exercise price $102.84,
maturity date 12/1/19		440,000	502,700
ON Semiconductor 1.00%
exercise price $18.50,
maturity date 12/1/20		303,000	311,901
PROS Holdings 2.00%
exercise price $33.79,
maturity date 12/1/19		514,000	506,933
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18		547,000	488,539
Spirit Realty Capital 3.75%
exercise price $13.10,
maturity date 5/15/21		383,000	403,109
Synchronoss Technologies
0.75% exercise price
$53.17, maturity date
8/15/19		513,000	541,215
TPG Specialty Lending 4.50%
exercise price $25.83,
maturity date 12/15/19		442,000	453,603
Vector Group
1.75% exercise price
$23.46, expiration date
4/15/20 ●		474,000	545,989
2.50% exercise price
$15.22, expiration date
1/15/19 ●		147,000	229,683
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20		673,000	674,265
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21		590,000	555,706
Total Convertible Bonds
(cost $16,147,516)			16,706,503

Corporate Bonds – 45.19%
Banking – 16.33%
Ally Financial
4.125% 3/30/20		200,000	202,500
4.75% 9/10/18		200,000	206,500
5.50% 2/15/17		2,500,000	2,510,937
5.75% 11/20/25		620,000	620,775
ANZ New Zealand
International 144A
2.60% 9/23/19 #		200,000	201,769
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	151,000	114,756
Banco Bilbao Vizcaya
Argentaria
6.75% 12/29/49 ●	EUR	400,000	402,695
Banco Nacional de Costa Rica
144A 5.875% 4/25/21 #		1,050,000	1,060,500
Banco Nacional de Desenvol-
vimento Economico e
Social
144A 6.369% 6/16/18 #		1,500,000	1,574,670
6.50% 6/10/19		2,500,000	2,668,000
Bank Nederlandse
Gemeenten
	144A 0.951% 7/14/17 #●	674,000	674,131
5.25% 5/20/24	AUD	292,000	235,976
Bank of America
1.263% 6/15/17 ●		3,800,000	3,798,176
2.061% 10/21/22 ●		545,000	554,815
2.60% 1/15/19		1,200,000	1,210,853
2.625% 4/19/21		2,300,000	2,286,517
3.248% 10/21/27		430,000	411,444
3.30% 8/5/21	AUD	240,000	169,713
3.30% 1/11/23		716,000	719,365
4.183% 11/25/27		1,065,000	1,067,823
4.45% 3/3/26		5,580,000	5,761,194
5.65% 5/1/18		3,300,000	3,458,723
5.75% 12/1/17		700,000	725,255
6.00% 9/1/17		3,200,000	3,293,267
6.40% 8/28/17		1,000,000	1,030,831

8 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
6.875% 4/25/18		5,025,000	$5,342,806
7.625% 6/1/19		800,000	899,474
Bank of New York Mellon
1.937% 10/30/23 ●		840,000	853,703
2.15% 2/24/20		1,960,000	1,955,112
2.20% 8/16/23		810,000	773,516
2.50% 4/15/21		180,000	180,307
2.80% 5/4/26		490,000	472,450
4.625% 12/29/49 ●		1,365,000	1,255,554
Bank of Nova Scotia
1.875% 4/26/21		4,500,000	4,392,828
Bank of Scotland 144A
5.25% 2/21/17 #		1,000,000	1,006,943
Banque Federative du Credit
Mutuel 144A
2.00% 4/12/19 #		500,000	498,127
Barclays
2.00% 3/16/18		1,000,000	999,721
3.20% 8/10/21		3,825,000	3,783,847
6.50% 6/15/49 ●	EUR	400,000	409,801
Barclays Bank
1.745% 11/6/17 ●		3,000,000	3,002,796
	144A 6.05% 12/4/17 #	300,000	310,065
7.625% 11/21/22		1,800,000	1,978,875
BB&T
1.546% 2/1/19 ●		750,000	753,431
1.823% 6/15/18 ●		65,000	65,374
2.05% 5/10/21		3,765,000	3,697,445
2.45% 1/15/20		670,000	675,537
BBVA Bancomer
	144A 6.50% 3/10/21 #	435,000	470,670
	144A 7.25% 4/22/20 #	100,000	110,250
BNP Paribas
	144A 7.375% 8/19/25 #●	2,300,000	2,317,121
7.375% 12/29/49 ●		500,000	503,722
Branch Banking & Trust
3.625% 9/16/25		250,000	254,456
Capital One 2.25% 9/13/21		1,495,000	1,460,297
Capital One Financial
4.20% 10/29/25		425,000	427,188
CIT Group
5.25% 3/15/18		6,100,000	6,336,375
	144A 5.50% 2/15/19 #	2,800,000	2,961,000
Citigroup
1.767% 7/30/18 ●		2,300,000	2,314,851
1.878% 6/7/19 ●		2,300,000	2,318,681
2.361% 9/1/23 ●		830,000	847,173
3.20% 10/21/26		1,000,000	958,208
3.75% 10/27/23	AUD	498,000	348,226
4.05% 7/30/22		150,000	155,441
Citizens Bank
2.55% 5/13/21		1,655,000	1,646,525
Citizens Financial Group
2.375% 7/28/21		115,000	112,895
4.30% 12/3/25		965,000	982,055
Compass Bank
3.875% 4/10/25		1,145,000	1,091,526
Cooperatieve Rabobank
2.50% 9/4/20	NOK	1,740,000	208,638
3.75% 7/21/26		2,405,000	2,362,179
4.375% 8/4/25		2,000,000	2,055,916
6.875% 3/19/20	EUR	2,400,000	2,981,042
8.40% 11/29/49 ●		500,000	514,325
Credit Agricole 144A
1.923% 6/10/20 #●		200,000	200,933
Credit Suisse
1.753% 9/12/17 ●		400,000	400,556
Credit Suisse Group 144A
6.25% 12/29/49 #●		2,350,000	2,294,070
Credit Suisse Group Funding
Guernsey
2.75% 3/26/20		2,449,000	2,429,601
3.125% 12/10/20		1,445,000	1,441,805
3.45% 4/16/21		400,000	402,923
3.80% 9/15/22		3,350,000	3,384,009
3.80% 6/9/23		2,300,000	2,300,715
4.55% 4/17/26		1,810,000	1,883,377
DBS Bank
	144A 3.625% 9/21/22 #●	700,000	706,366
3.625% 9/21/22 ●		200,000	201,819
Deutsche Bank
2.85% 5/10/19		3,100,000	3,088,577
144A 4.25% 10/14/21 #		1,200,000	1,205,918
DNB Bank 144A
3.20% 4/3/17 #		3,300,000	3,315,923
Eksportfinans
5.50% 6/26/17		600,000	609,240
Fifth Third Bancorp
2.875% 7/27/20		435,000	440,873
Fifth Third Bank
1.821% 8/20/18 ●		905,000	911,011
2.25% 6/14/21		665,000	657,854
3.85% 3/15/26		985,000	993,121
Goldman Sachs Group
1.586% 5/22/17 ●		1,800,000	1,803,150

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 9

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
2.163% 9/15/20 ●		3,500,000	$3,534,465
2.537% 11/29/23 ●		875,000	902,987
3.055% 8/21/19 ●	AUD	140,000	101,150
3.50% 11/16/26		805,000	788,097
3.55% 2/12/21	CAD	100,000	78,050
5.15% 5/22/45		1,755,000	1,852,687
5.20% 12/17/19	NZD	206,000	147,314
5.95% 1/18/18		700,000	729,404
HBOS 1.646% 9/6/17 ●		500,000	499,170
HSBC Bank 144A
1.546% 5/15/18 #●		620,000	620,335
HSBC Holdings
2.499% 1/5/22 ●		2,800,000	2,854,183
2.59% 5/25/21●∞		1,100,000	1,124,257
2.65% 1/5/22		1,345,000	1,313,986
4.375% 11/23/26		805,000	812,594
6.00% 12/29/49 ●	EUR	900,000	982,130
Huntington Bancshares
2.30% 1/14/22		670,000	650,587
ICICI Bank 144A
4.00% 3/18/26 #		1,070,000	1,040,642
ING Bank 144A
1.686% 8/17/18 #●		4,500,000	4,521,749
Intesa Sanpaolo
2.375% 1/13/17		1,000,000	1,000,144
JPMorgan Chase & Co.
1.52% 1/28/19 ●		200,000	200,703
2.048% 6/7/21 ●		2,900,000	2,945,185
2.112% 10/24/23 ●		375,000	382,842
2.25% 1/23/20		9,800,000	9,781,223
3.625% 12/1/27		1,235,000	1,200,849
4.25% 11/2/18	NZD	570,000	400,706
4.25% 10/1/27		4,125,000	4,247,261
4.40% 7/22/20		400,000	425,095
5.30% 12/29/49 ●		100,000	102,306
6.30% 4/23/19		300,000	327,928
7.90% 4/29/49 ●		500,000	518,375
JPMorgan Chase Bank
1.65% 9/23/19		250,000	247,611
6.00% 10/1/17		600,000	619,258
KBC Bank 8.00% 1/25/23 ●		2,200,000	2,326,500
KeyBank
3.18% 5/22/22		250,000	252,777
3.40% 5/20/26		2,690,000	2,617,367
6.95% 2/1/28		1,220,000	1,501,321
KeyCorp
2.90% 9/15/20		2,500,000	2,531,840
5.00% 12/29/49 ●		1,675,000	1,549,375
Korea Development Bank
3.00% 3/17/19		850,000	868,362
Kreditanstalt fuer
Wiederaufbau
1.157% 12/29/17 ●		600,000	599,982
Lloyds Bank 144A
12.00% 12/29/49 #●		6,700,000	8,961,250
Lloyds Banking Group
7.50% 4/30/49 ●		510,000	526,575
7.625% 12/29/49 ●	GBP	2,500,000	3,234,788
7.875% 12/29/49 ●	GBP	1,300,000	1,698,292
Mitsubishi UFJ Financial
Group
2.017% 9/13/21 ●		450,000	450,952
2.19% 9/13/21		2,050,000	1,994,867
Mitsubishi UFJ Trust &
Banking
1.713% 9/19/17 ●		1,900,000	1,903,532
144A 2.45% 10/16/19 #		500,000	500,771
144A 2.65% 10/19/20 #		500,000	498,496
Mizuho Bank 144A
2.45% 4/16/19 #		600,000	602,743
Morgan Stanley
2.125% 4/25/18		3,450,000	3,464,856
2.282% 10/24/23 ●		875,000	885,440
2.50% 4/21/21		3,500,000	3,465,451
2.625% 11/17/21		3,315,000	3,278,807
3.125% 8/5/21	CAD	387,000	297,494
3.95% 4/23/27		2,835,000	2,812,280
5.00% 9/30/21	AUD	359,000	270,503
5.45% 1/9/17		700,000	700,347
MUFG Capital Finance 4
5.271% 1/29/49 ●	EUR	100,000	105,939
National City Bank
1.318% 6/7/17 ●		325,000	325,153
Natixis 1.688% 9/25/17 ●		4,300,000	4,314,775
Norinchukin Bank
1.589% 10/10/17 ●		700,000	701,661
1.589% 10/11/17 ●		700,000	701,656
1.589% 10/12/17 ●		1,500,000	1,503,527
Oesterreichische Kontrollbank
1.062% 8/10/17 ●		790,000	790,389
PNC Bank
2.30% 6/1/20		500,000	500,029
2.45% 11/5/20		1,035,000	1,037,454
6.875% 4/1/18		1,415,000	1,499,560
PNC Financial Services Group
5.00% 12/29/49 ●		1,100,000	1,064,250
5.625% 2/1/17		225,000	225,685

10 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Popular 7.00% 7/1/19		535,000	$554,394
Regions Bank
2.25% 9/14/18		345,000	346,269
Royal Bank of Canada
2.30% 3/22/21		2,300,000	2,285,595
Royal Bank of Scotland
9.50% 3/16/22 ●		2,500,000	2,541,513
Royal Bank of Scotland Group
3.875% 9/12/23		1,745,000	1,678,081
144A 6.99% 10/29/49 #●		300,000	324,750
8.625% 12/29/49 ●		4,175,000	4,268,937
Santander Bank
1.804% 1/12/18 ●		1,400,000	1,401,086
Santander Holdings USA
2.38% 11/24/17 ●		2,500,000	2,521,755
2.70% 5/24/19		2,100,000	2,099,607
Santander UK
1.467% 3/13/17 ●		225,000	225,010
1.78% 8/24/18 ●		730,000	731,390
Santander UK Group Holdings
2.875% 10/16/20		440,000	436,916
3.125% 1/8/21		550,000	550,275
7.375% 6/24/22 ●	GBP	2,200,000	2,728,768
Societe Generale
144A 4.25% 4/14/25 #		3,600,000	3,498,372
144A
7.375% 12/29/49 #●		750,000	750,615
Standard Chartered 144A
2.041% 8/19/19 #●		3,200,000	3,214,192
State Street
2.55% 8/18/20		1,000,000	1,010,610
3.10% 5/15/23		525,000	524,422
3.55% 8/18/25		900,000	922,405
Sumitomo Mitsui Banking
1.254% 5/2/17 ●		1,000,000	1,000,668
1.663% 9/15/17 ●		3,800,000	3,806,399
Sumitomo Mitsui Financial
Group 2.631% 3/9/21 ●		2,300,000	2,367,599
Sumitomo Mitsui Trust Bank
1.723% 9/18/17 ●		2,700,000	2,705,235
SunTrust Bank
3.30% 5/15/26		540,000	522,243
SunTrust Banks
2.70% 1/27/22		1,105,000	1,106,770
SVB Financial Group
3.50% 1/29/25		2,205,000	2,128,279
Swedbank 144A
2.65% 3/10/21 #		1,135,000	1,136,393
Synchrony Financial
1.875% 8/15/17		500,000	500,469
2.111% 2/3/20 ●		500,000	494,562
2.287% 11/9/17 ●		1,400,000	1,409,345
Toronto-Dominion Bank
1.437% 4/30/18 ●		835,000	837,635
2.125% 4/7/21		750,000	738,982
2.50% 12/14/20		690,000	692,890
3.625% 9/15/31 ●		1,075,000	1,051,868
Turkiye Garanti Bankasi 144A
6.25% 4/20/21 #		590,000	601,256
UBS
4.75% 5/22/23 ●		400,000	409,015
4.75% 2/12/26 ●	EUR	176,000	199,336
5.125% 5/15/24		200,000	202,682
5.875% 12/20/17		1,163,000	1,210,783
7.25% 2/22/22 ●		2,100,000	2,116,712
7.625% 8/17/22		500,000	568,125
UBS Group Funding Jersey
144A 2.65% 2/1/22 #		1,930,000	1,877,961
144A 2.661% 4/14/21 #●		400,000	412,643
144A 3.00% 4/15/21 #		3,165,000	3,169,827
144A 4.125% 9/24/25 #		870,000	888,380
144A 4.125% 4/15/26 #		1,135,000	1,163,022
US Bancorp
2.375% 7/22/26		1,700,000	1,575,791
3.60% 9/11/24		1,275,000	1,300,607
USB Capital IX
3.50% 10/29/49 ●		1,820,000	1,496,950
Wells Fargo
2.117% 10/31/23 ●		1,440,000	1,458,966
2.55% 12/7/20		3,000,000	3,005,103
3.00% 7/27/21	AUD	979,000	688,309
3.50% 9/12/29	GBP	196,000	263,977
4.75% 12/7/46		490,000	498,475
Wells Fargo Bank
2.15% 12/6/19		535,000	534,894
Westpac Banking
4.322% 11/23/31 ●		860,000	866,189
Woori Bank 144A
4.75% 4/30/24 #		800,000	809,554
Zions Bancorporation
4.50% 6/13/23		830,000	841,038
			315,471,711
Basic Industry – 1.55%
Air Liquide Finance
144A 1.75% 9/27/21 #		700,000	673,796
144A 2.50% 9/27/26 #		740,000	696,145

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 11

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
ArcelorMittal 6.125% 6/1/25		320,000	$352,000
BHP Billiton Finance
3.00% 3/30/20	AUD	250,000	178,929
3.25% 9/25/24	GBP	123,000	166,343
BHP Billiton Finance USA
144A 6.25% 10/19/75 #●		1,205,000	1,309,473
CF Industries
144A 3.40% 12/1/21 #		135,000	133,731
6.875% 5/1/18		1,655,000	1,746,257
Cia Brasileira de Aluminio
144A 6.75% 4/5/21 #		655,000	686,113
Dow Chemical
8.55% 5/15/19		2,322,000	2,662,651
Eastman Chemical
4.65% 10/15/44		1,405,000	1,398,803
Equate Petrochemical
144A 3.00% 3/3/22 #		625,000	597,519
144A 4.25% 11/3/26 #		385,000	368,653
FMG Resources August 2006
144A 9.75% 3/1/22 #		440,000	512,631
Freeport-McMoRan
4.55% 11/14/24		555,000	523,087
144A 6.50% 11/15/20 #		245,000	252,963
Georgia-Pacific
144A 2.539% 11/15/19 #		1,050,000	1,059,911
8.00% 1/15/24		2,242,000	2,865,612
Glencore Finance Canada
144A 3.60% 1/15/17 #		500,000	500,231
International Paper
4.40% 8/15/47		1,765,000	1,674,773
5.15% 5/15/46		1,045,000	1,093,961
INVISTA Finance 144A
4.25% 10/15/19 #		1,060,000	1,056,179
Lundin Mining 144A
7.50% 11/1/20 #		330,000	352,687
MMC Norilsk Nickel
144A 5.55% 10/28/20 #		258,000	275,296
144A 6.625% 10/14/22 #		605,000	675,785
NOVA Chemicals 144A
5.00% 5/1/25 #		476,000	467,522
OCP
144A 4.50% 10/22/25 #		1,180,000	1,131,401
144A 6.875% 4/25/44 #		210,000	212,232
PolyOne 5.25% 3/15/23		290,000	295,800
Potash Corp of Saskatchewan
4.00% 12/15/26		1,595,000	1,608,301
Southern Copper
5.875% 4/23/45		775,000	764,469
Steel Dynamics 144A
5.00% 12/15/26 #		370,000	369,537
Suzano Austria 144A
5.75% 7/14/26 #		1,070,000	1,033,887
Suzano Trading 144A
5.875% 1/23/21 #		725,000	752,695
Teck Resources 144A
8.00% 6/1/21 #		225,000	248,063
Vale Overseas
5.875% 6/10/21		1,055,000	1,107,750
WR Grace & Co-Conn 144A
5.625% 10/1/24 #		148,000	155,955
			29,961,141
Brokerage – 0.38%
Affiliated Managers Group
3.50% 8/1/25		830,000	784,573
Bear Stearns
6.40% 10/2/17		700,000	725,242
7.25% 2/1/18		2,000,000	2,116,808
E*TRADE Financial
5.875% 12/29/49 ●		1,120,000	1,116,360
Jefferies Group
6.45% 6/8/27		331,000	363,712
6.50% 1/20/43		220,000	227,096
Lazard Group
3.75% 2/13/25		2,100,000	2,054,109
			7,387,900
Capital Goods – 1.16%
Ardagh Packaging Finance
144A 4.156% 5/15/21 #●		435,000	448,594
144A 4.625% 5/15/23 #		275,000	273,798
144A 7.25% 5/15/24 #		200,000	211,500
Ball 5.25% 7/1/25		610,000	639,737
Boise Cascade 144A
5.625% 9/1/24 #		505,000	503,737
Builders FirstSource 144A
5.625% 9/1/24 #		495,000	499,331
CCL Industries 144A
3.25% 10/1/26 #		655,000	625,420
Cemex Finance 144A
6.00% 4/1/24 #		785,000	808,550
Crane
2.75% 12/15/18		170,000	172,206
4.45% 12/15/23		1,050,000	1,087,676
Crown Americas 144A
4.25% 9/30/26 #		364,000	343,525
Fortune Brands Home &
Security 3.00% 6/15/20		515,000	518,722

12 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
General Electric
1.261% 5/5/26 ●		920,000	$891,281
144A 3.80% 6/18/19 #		345,000	360,723
4.25% 1/17/18	NZD	140,000	98,397
4.65% 10/17/21		89,000	97,691
5.55% 5/4/20		470,000	520,020
6.00% 8/7/19		1,025,000	1,132,899
Heathrow Funding 144A
4.875% 7/15/21 #		200,000	213,741
KLX 144A 5.875% 12/1/22 #		275,000	284,281
LafargeHolcim Finance US
144A 3.50% 9/22/26 #		1,470,000	1,429,531
144A 4.75% 9/22/46 #		570,000	554,125
Lennox International
3.00% 11/15/23		710,000	690,395
Lockheed Martin
3.10% 1/15/23		1,111,000	1,124,644
Masco 3.50% 4/1/21		1,265,000	1,274,487
NCI Building Systems 144A
8.25% 1/15/23 #		215,000	233,275
Novelis 144A
5.875% 9/30/26 #		465,000	470,813
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #		600,000	626,625
Parker-Hannifin
3.30% 11/21/24		65,000	65,891
Reynolds Group Issuer
8.25% 2/15/21		58,955	60,888
Roper Technologies
2.80% 12/15/21		685,000	685,458
3.80% 12/15/26		485,000	489,724
SBA Communications 144A
4.875% 9/1/24 #		525,000	519,750
Siemens Financierings-
maatschappij
144A 1.21% 5/25/18 #●		610,000	610,411
144A 1.70% 9/15/21 #		1,235,000	1,187,255
St. Marys Cement 144A
5.75% 1/28/27 #		920,000	886,650
TransDigm 144A
6.375% 6/15/26 #		495,000	510,840
Union Andina de Cementos
144A 5.875% 10/30/21 #		460,000	477,250
United Technologies
3.75% 11/1/46		875,000	834,920
US Concrete 6.375% 6/1/24		25,000	26,500
			22,491,261
Communications – 3.36%
21st Century Fox America
4.50% 2/15/21		155,000	165,873
4.95% 10/15/45		1,255,000	1,294,718
AT&T
1.928% 6/30/20 ●		2,210,000	2,223,110
2.80% 2/17/21		2,200,000	2,184,631
4.35% 6/15/45		715,000	639,557
4.50% 3/9/48		2,950,000	2,661,334
Bell Canada 3.35% 3/22/23 CAD		219,000	169,633
Cablevision 144A
6.50% 6/15/21 #		950,000	967,813
CCO Holdings 144A
5.50% 5/1/26 #		520,000	531,700
CenturyLink
5.80% 3/15/22		1,160,000	1,190,021
6.75% 12/1/23		659,000	676,299
Charter Communications
Operating
4.464% 7/23/22		800,000	837,023
4.908% 7/23/25		1,810,000	1,910,869
Columbus Cable Barbados
144A 7.375% 3/30/21 #		595,000	635,395
Crown Castle Towers
144A 3.663% 5/15/25 #		110,000	110,298
144A 4.883% 8/15/20 #		2,090,000	2,227,501
CSC Holdings 144A
5.50% 4/15/27 #		826,000	838,390
Deutsche Telekom
International Finance
144A 1.95% 9/19/21 #		770,000	742,784
144A 2.485% 9/19/23 #		3,005,000	2,874,745
6.50% 4/8/22	GBP	36,000	55,717
Digicel 144A
6.00% 4/15/21 #		205,000	186,441
Digicel Group 144A
8.25% 9/30/20 #		1,080,000	932,008
DISH DBS
4.25% 4/1/18		200,000	205,574
7.75% 7/1/26		230,000	259,900
Frontier Communications
8.875% 9/15/20		365,000	390,094
Gray Television 144A
5.125% 10/15/24 #		475,000	460,750
Grupo Televisa
6.125% 1/31/46		570,000	568,715
GTP Acquisition Partners I
144A 2.35% 6/15/20 #		530,000	516,506
KT 144A 1.75% 4/22/17 #		900,000	899,906
Lamar Media 5.75% 2/1/26		401,000	423,556

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 13

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Level 3 Financing
5.375% 5/1/25		966,000	$987,735
Midcontinent Communications 144A
6.875% 8/15/23 #		355,000	379,850
Millicom International Cellular
144A 6.00% 3/15/25 #		675,000	665,719
144A 6.625% 10/15/21 #		685,000	721,497
Myriad International Holdings
144A 5.50% 7/21/25 #		700,000	707,406
NBCUniversal Enterprise
144A 1.565% 4/15/18 #●		840,000	845,326
Nexstar Escrow 144A
5.625% 8/1/24 #		525,000	522,375
SBA Tower Trust
144A 2.24% 4/16/18 #		735,000	736,603
144A 2.898% 10/15/19 #		600,000	604,554
Scripps Networks Interactive
3.50% 6/15/22		300,000	303,533
SFR Group
144A 6.00% 5/15/22 #		485,000	499,550
144A 7.375% 5/1/26 #		1,800,000	1,851,750
Sinclair Television Group
144A 5.125% 2/15/27 #		535,000	510,925
Sirius XM Radio 144A
5.375% 4/15/25 #		987,000	984,533
Sky 144A 3.75% 9/16/24 #		1,875,000	1,884,075
Sprint Capital 6.90% 5/1/19		900,000	955,125
Sprint Communications
144A 7.00% 3/1/20 #		615,000	668,813
7.00% 8/15/20		200,000	212,522
144A 9.00% 11/15/18 #		115,000	127,075
9.125% 3/1/17		100,000	101,250
Telefonica Emisiones SAU
6.221% 7/3/17		722,000	738,294
Time Warner 3.80% 2/15/27		1,490,000	1,484,626
Time Warner Cable
6.75% 7/1/18		1,500,000	1,602,001
7.30% 7/1/38		2,685,000	3,312,726
T-Mobile USA
6.125% 1/15/22		515,000	544,613
Tribune Media
5.875% 7/15/22		628,000	641,345
Unitymedia 144A
6.125% 1/15/25 #		340,000	351,050
UPCB Finance IV 144A
5.375% 1/15/25 #		488,000	494,100
Verizon Communications
1.75% 8/15/21		565,000	542,599
Verizon Communications
2.709% 9/14/18 ●		650,000	664,674
3.00% 11/1/21		5,000	5,042
3.25% 2/17/26	EUR	323,000	399,700
3.65% 9/14/18		900,000	930,097
4.125% 8/15/46		4,595,000	4,175,591
4.862% 8/21/46		422,000	429,294
5.15% 9/15/23		1,400,000	1,550,251
Viacom 3.45% 10/4/26		660,000	611,210
Vimpel Communications
144A 7.748% 2/2/21 #		420,000	469,182
VimpelCom Holdings 144A
5.95% 2/13/23 #		645,000	672,413
Virgin Media Secured Finance
144A 5.25% 1/15/26 #		790,000	783,087
VTR Finance 144A
6.875% 1/15/24 #		1,055,000	1,091,925
Wind Acquisition Finance
144A 7.375% 4/23/21 #		350,000	364,875
WPP Finance 2010
5.625% 11/15/43		340,000	365,805
Zayo Group 6.00% 4/1/23		695,000	726,275
			65,001,852
Consumer Cyclical – 3.68%
Adient Global Holdings 144A
4.875% 8/15/26 #		370,000	363,525
Aramark Services 144A
4.75% 6/1/26 #		885,000	878,363
BMW US Capital 144A
1.50% 4/11/19 #		500,000	495,420
Boyd Gaming 144A
6.375% 4/1/26 #		700,000	757,400
Cencosud
144A 5.15% 2/12/25 #		600,000	607,435
144A 6.625% 2/12/45 #		530,000	512,119
CVS Health
2.125% 6/1/21		750,000	736,175
3.875% 7/20/25		1,372,000	1,417,859
CVS Pass Through Trust 144A
5.773% 1/10/33 #⧫		83,950	94,168
Daimler 2.75% 12/10/18 NOK		1,870,000	222,236
Daimler Finance North
America
144A 1.226% 8/1/17 #●		540,000	540,448
144A 1.303% 3/10/17 #●		650,000	650,273
144A 1.591% 8/3/17 #●		4,500,000	4,512,159
144A 2.00% 8/3/18 #		3,800,000	3,806,145
144A 2.00% 7/6/21 #		300,000	291,490
144A 2.20% 10/30/21 #		910,000	889,869

14 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Delphi Automotive
3.15% 11/19/20		900,000	$915,223
DR Horton
3.75% 3/1/19		200,000	204,500
4.00% 2/15/20		400,000	412,500
Ford Motor 4.346% 12/8/26		585,000	592,302
Ford Motor Credit
1.471% 9/8/17 ●		700,000	700,267
2.24% 6/15/18		4,000,000	4,006,836
3.096% 5/4/23		940,000	909,066
3.20% 1/15/21		4,600,000	4,611,031
5.00% 5/15/18		1,300,000	1,351,445
5.75% 2/1/21		700,000	768,308
General Motors Financial
3.00% 9/25/17		3,400,000	3,433,157
3.45% 4/10/22		2,410,000	2,386,177
3.70% 5/9/23		730,000	719,316
4.00% 10/6/26		650,000	626,233
4.375% 9/25/21		500,000	519,209
4.75% 8/15/17		900,000	917,210
5.25% 3/1/26		570,000	599,846
GLP Capital 5.375% 4/15/26		375,000	392,025
Goodyear Tire & Rubber
5.00% 5/31/26		505,000	503,960
Hanesbrands 144A
4.875% 5/15/26 #		630,000	618,975
HD Supply 144A
5.75% 4/15/24 #		510,000	539,682
Hyundai Capital America
144A 2.125% 10/2/17 #		615,000	616,273
144A 2.55% 2/6/19 #		715,000	719,547
144A 3.00% 3/18/21 #		580,000	579,950
Hyundai Capital Services
144A 1.793% 3/18/17 #●		205,000	205,064
IHO Verwaltungs 144A PIK
4.75% 9/15/26 #❆		205,000	198,337
JD.com 3.125% 4/29/21		735,000	727,366
KFC Holding
144A 5.00% 6/1/24 #		340,000	348,075
144A 5.25% 6/1/26 #		318,000	323,565
L Brands 6.75% 7/1/36		260,000	264,550
Lennar 4.875% 12/15/23		380,000	378,100
Levi Strauss 5.00% 5/1/25		445,000	447,225
Lowe’s
1.373% 9/10/19 ●		520,000	521,491
3.70% 4/15/46		1,475,000	1,380,422
Marriott International
3.125% 6/15/26		1,165,000	1,104,933
Marriott International
3.75% 3/15/25		1,020,000	1,019,330
4.50% 10/1/34		160,000	157,163
MGM Resorts International
4.625% 9/1/26		525,000	507,937
PACCAR Financial
1.546% 12/6/18 ●		835,000	840,580
Penske Automotive Group
5.50% 5/15/26		380,000	376,200
PulteGroup 5.00% 1/15/27		380,000	362,425
Sally Holdings 5.75% 6/1/22		15,000	15,656
Scotts Miracle-Gro 144A
5.25% 12/15/26 #		395,000	395,987
Starbucks 2.45% 6/15/26		575,000	549,437
Target 3.625% 4/15/46		1,575,000	1,467,349
Tempur Sealy International
5.50% 6/15/26		450,000	453,375
Toyota Credit Canada
2.05% 5/20/20	CAD	100,000	75,131
Toyota Motor Credit
2.80% 7/13/22		420,000	424,051
Volkswagen Financial Services
2.375% 11/13/18	GBP	800,000	1,009,089
Walgreens Boots Alliance
2.60% 6/1/21		585,000	581,928
3.10% 6/1/23		3,955,000	3,934,529
3.45% 6/1/26		475,000	467,189
Wolverine World Wide 144A
5.00% 9/1/26 #		400,000	386,000
Wyndham Worldwide
2.95% 3/1/17		700,000	700,717
Wynn Las Vegas 144A
5.50% 3/1/25 #		6,600,000	6,563,700
ZF North America Capital
144A 4.00% 4/29/20 #		400,000	417,500
			71,022,523
Consumer Non-Cyclical – 3.94%
Abbott Laboratories
2.90% 11/30/21		475,000	474,184
4.90% 11/30/46		1,770,000	1,823,755
AbbVie
2.30% 5/14/21		1,000,000	980,794
2.85% 5/14/23		1,400,000	1,360,064
3.20% 5/14/26		1,060,000	1,010,525
ACCO Brands 144A
5.25% 12/15/24 #		170,000	171,595
Actavis Funding SCS
1.30% 6/15/17		1,425,000	1,424,384

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 15

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Actavis Funding SCS
2.35% 3/12/18		500,000	$503,037
3.00% 3/12/20		1,200,000	1,217,534
3.45% 3/15/22		1,000,000	1,016,175
Albertsons 144A
5.75% 3/15/25 #		505,000	501,213
Altria Group
3.875% 9/16/46		1,230,000	1,140,001
Amgen 4.00% 9/13/29	GBP	216,000	302,763
Anheuser-Busch InBev
Finance
1.286% 2/1/19 ●		340,000	340,481
2.65% 2/1/21		900,000	906,023
3.65% 2/1/26		5,310,000	5,400,780
Anheuser-Busch InBev
Worldwide
5.375% 1/15/20		1,000,000	1,091,461
Arcor SAIC 144A
6.00% 7/6/23 #		610,000	637,450
BAT International Finance
144A 2.75% 6/15/20 #		700,000	704,089
Bayer US Finance 144A
1.285% 10/6/17 #●		295,000	294,578
Becle 144A 3.75% 5/13/25 #		1,815,000	1,732,790
Biogen 5.20% 9/15/45		870,000	934,568
Boston Scientific
3.375% 5/15/22		800,000	814,136
BRF 144A 4.35% 9/29/26 #		1,215,000	1,126,913
Celgene 3.25% 8/15/22		1,475,000	1,490,039
DaVita 5.00% 5/1/25		551,000	543,424
Dean Foods 144A
6.50% 3/15/23 #		465,000	490,575
ESAL 144A 6.25% 2/5/23 #		360,000	362,880
Gilead Sciences
2.55% 9/1/20		500,000	505,533
4.15% 3/1/47		2,040,000	1,942,476
Gruma 144A
4.875% 12/1/24 #		590,000	618,320
HCA
3.75% 3/15/19		1,700,000	1,751,000
5.25% 6/15/26		535,000	554,394
HealthSouth
5.125% 3/15/23		235,000	233,825
5.75% 11/1/24		178,000	181,115
5.75% 9/15/25		190,000	190,000
Hill-Rom Holdings 144A
5.75% 9/1/23 #		455,000	472,063
Imperial Brands Finance
144A 2.05% 2/11/18 #		270,000	270,324
Imperial Brands Finance
144A 2.95% 7/21/20 #		700,000	704,872
144A 3.75% 7/21/22 #		470,000	483,074
JBS Investments 144A
7.75% 10/28/20 #		235,000	250,581
JBS USA
144A 5.75% 6/15/25 #		210,000	213,675
144A 5.875% 7/15/24 #		320,000	332,000
Kinetic Concepts 144A
9.625% 10/1/21 #		800,000	850,000
Lamb Weston Holdings
144A 4.625% 11/1/24 #		220,000	221,100
144A 4.875% 11/1/26 #		270,000	267,806
Live Nation Entertainment
144A 4.875% 11/1/24 #		381,000	382,905
Mallinckrodt International
Finance 144A
5.50% 4/15/25 #		887,000	798,300
Marfrig Holdings Europe
144A 8.00% 6/8/23 #		455,000	472,108
Medtronic 1.027% 2/27/17 ●		1,430,000	1,429,921
Merck 1.269% 5/18/18 ●		680,000	682,779
Molson Coors Brewing
3.00% 7/15/26		745,000	705,697
4.20% 7/15/46		830,000	777,002
Mylan 144A
3.95% 6/15/26 #		2,225,000	2,086,291
New York & Presbyterian
Hospital 4.063% 8/1/56		690,000	647,417
PepsiCo
1.228% 10/13/17 ●		950,000	952,186
2.375% 10/6/26		1,350,000	1,279,657
Pernod Ricard
144A 3.25% 6/8/26 #		1,640,000	1,576,783
144A 4.45% 1/15/22 #		1,940,000	2,060,612
Pfizer
1.263% 6/15/18 ●		754,000	756,149
3.00% 12/15/26		1,105,000	1,092,254
Post Holdings 144A
5.00% 8/15/26 #		605,000	580,800
Prestige Brands 144A
5.375% 12/15/21 #		277,000	286,695
Prime Security Services
Borrower 144A
9.25% 5/15/23 #		480,000	523,800
Reynolds American
4.00% 6/12/22		1,035,000	1,083,851
4.45% 6/12/25		965,000	1,020,608

16 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
ServiceMaster 144A
5.125% 11/15/24 #		485,000	$493,487
Shire Acquisitions Investments
Ireland
2.40% 9/23/21		1,470,000	1,421,569
2.875% 9/23/23		1,385,000	1,318,354
Sigma Alimentos 144A
4.125% 5/2/26 #		805,000	766,763
Sysco 3.30% 7/15/26		2,855,000	2,807,376
Teva Pharmaceutical Finance
Netherlands III
2.80% 7/21/23		2,010,000	1,905,454
Thermo Fisher Scientific
3.00% 4/15/23		1,980,000	1,948,837
Transurban Finance 144A
3.375% 3/22/27 #		410,000	388,227
Tyson Foods 2.65% 8/15/19		1,500,000	1,515,219
Universal Health Services
144A 5.00% 6/1/26 #		210,000	205,800
Valeant Pharmaceuticals
International
4.50% 5/15/23	EUR	4,200,000	3,228,088
Zimmer Biomet Holdings
3.375% 11/30/21		745,000	753,001
4.625% 11/30/19		1,270,000	1,344,113
			76,130,472
Energy – 3.94%
Anadarko Petroleum
6.60% 3/15/46		2,045,000	2,531,262
Antero Resources 144A
5.00% 3/1/25 #		535,000	525,910
BG Energy Capital 144A
4.00% 10/15/21 #		600,000	638,185
BP Capital Markets
3.216% 11/28/23		730,000	737,958
3.561% 11/1/21		415,000	433,494
3.723% 11/28/28		675,000	686,823
Buckeye Partners
3.95% 12/1/26		800,000	780,143
Cheniere Corpus Christi
Holdings 144A
5.875% 3/31/25 #		140,000	143,368
Chevron 1.472% 3/3/22 ●		575,000	574,962
CNOOC Finance 2015
Australia 2.625% 5/5/20		695,000	693,303
CNOOC Nexen Finance 2014
1.625% 4/30/17		1,000,000	999,410
ConocoPhillips
1.806% 5/15/22 ●		1,075,000	1,065,313
ConocoPhillips
4.95% 3/15/26		1,925,000	2,129,085
Diamondback Energy 144A
4.75% 11/1/24 #		350,000	344,750
Ecopetrol
5.875% 9/18/23		950,000	1,007,950
7.375% 9/18/43		450,000	457,875
Empresa Nacional del
Petroleo 144A
4.75% 12/6/21 #		1,124,000	1,163,373
Enbridge
4.25% 12/1/26		490,000	502,697
6.00% 1/15/77 ●		820,000	820,000
Energy Transfer Equity
7.50% 10/15/20		475,000	532,000
Energy Transfer Partners
6.125% 12/15/45		1,640,000	1,750,910
9.70% 3/15/19		694,000	796,963
EnLink Midstream Partners
4.85% 7/15/26		500,000	505,302
Enterprise Products Operating
7.034% 1/15/68 ●		200,000	205,203
Exxon Mobil
1.316% 3/6/22 ●		1,125,000	1,117,882
Genesis Energy
6.75% 8/1/22		325,000	339,300
Gulfport Energy 144A
6.00% 10/15/24 #		235,000	240,287
Hilcorp Energy I 144A
5.00% 12/1/24 #		265,000	264,337
Kinder Morgan
2.00% 12/1/17		600,000	601,048
7.00% 6/15/17		800,000	818,651
Kinder Morgan Energy
Partners
5.00% 10/1/21		620,000	660,807
5.95% 2/15/18		1,000,000	1,043,403
6.85% 2/15/20		2,000,000	2,231,114
9.00% 2/1/19		2,200,000	2,478,505
Murphy Oil 6.875% 8/15/24		465,000	496,387
Murphy Oil USA
6.00% 8/15/23		580,000	607,550
Nabors Industries 144A
5.50% 1/15/23 #		262,000	273,463
Newfield Exploration
5.75% 1/30/22		475,000	502,906
Noble Energy
5.05% 11/15/44		705,000	709,695

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 17

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Pertamina Persero
144A 4.875% 5/3/22 #	525,000	$540,881
144A 5.25% 5/23/21 #	440,000	464,105
144A 5.625% 5/20/43 #	455,000	420,911
Petrobras Global Finance
3.02% 1/15/19 ●	1,400,000	1,378,272
4.875% 3/17/20	100,000	99,120
6.25% 3/17/24	575,000	552,977
6.75% 1/27/41	300,000	253,500
6.85% 6/5/15	1,700,000	1,385,500
7.25% 3/17/44	600,000	532,620
7.875% 3/15/19	600,000	644,604
8.375% 5/23/21	1,740,000	1,879,200
8.75% 5/23/26	90,000	97,313
Petroleos Mexicanos
3.125% 1/23/19	200,000	198,800
144A 4.607% 3/11/22 #●	565,000	583,363
5.75% 3/1/18	1,000,000	1,036,750
144A 6.50% 3/13/27 #	1,385,000	1,430,359
6.625% 6/15/35	545,000	539,550
144A 6.75% 9/21/47 #	350,000	331,555
Petronas Global Sukuk 144A
2.707% 3/18/20 #	965,000	964,998
Plains All American Pipeline
4.50% 12/15/26	780,000	792,815
6.50% 5/1/18	800,000	845,686
8.75% 5/1/19	1,160,000	1,321,313
QEP Resources
5.25% 5/1/23	265,000	266,987
Regency Energy Partners
5.00% 10/1/22	2,450,000	2,599,381
5.50% 4/15/23	220,000	228,250
5.75% 9/1/20	400,000	432,868
Rio Oil Finance Trust
9.25% 7/6/24	229,658	217,027
Rockies Express Pipeline
144A 6.85% 7/15/18 #	500,000	530,625
Sabine Pass Liquefaction
5.75% 5/15/24	5,500,000	5,926,250
Shell International Finance
1.352% 5/11/20 ●	595,000	595,676
2.875% 5/10/26	650,000	629,179
3.75% 9/12/46	1,714,000	1,581,220
4.00% 5/10/46	580,000	556,037
Sinopec Group Overseas
Development 2012
2.75% 5/17/17	500,000	501,757
Sinopec Group Overseas
Development 2014 144A
1.75% 4/10/17 #	500,000	499,986
Southwestern Energy
6.70% 1/23/25	365,000	375,037
7.50% 2/1/18	1,000,000	1,045,000
Statoil 1.343% 11/8/18 ●	835,000	836,235
Targa Resources Partners
144A 5.375% 2/1/27 #	495,000	492,525
Tengizchevroil Finance Co
International 144A
4.00% 8/15/26 #	1,000,000	942,375
Tesoro Logistics
5.25% 1/15/25	340,000	348,500
Transcanada Trust
5.875% 8/15/76 ●	920,000	959,100
Transocean Proteus 144A
6.25% 12/1/24 #	120,000	121,726
Williams Partners
4.875% 5/15/23	1,800,000	1,835,235
7.25% 2/1/17	1,410,000	1,415,534
Woodside Finance
144A 3.65% 3/5/25 #	485,000	474,617
144A 3.70% 9/15/26 #	950,000	930,876
144A 4.60% 5/10/21 #	400,000	420,968
144A 8.75% 3/1/19 #	1,125,000	1,270,154
YPF
144A 8.50% 3/23/21 #	295,000	317,155
144A 8.50% 7/28/25 #	100,000	101,650
144A 26.333% 7/7/20 #●	805,000	921,725
		76,079,421
Finance Companies – 1.96%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #●	1,785,000	1,809,544
AerCap Ireland Capital
3.95% 2/1/22	2,315,000	2,341,044
4.625% 10/30/20	1,000,000	1,042,500
Air Lease
3.00% 9/15/23	985,000	942,466
3.375% 6/1/21	1,600,000	1,623,821
American Express
7.00% 3/19/18	7,500,000	7,972,523
American Express Credit
1.667% 5/26/20 ●	1,000,000	1,005,894
Aviation Capital Group
144A 2.875% 9/17/18 #	445,000	451,119
144A 4.875% 10/1/25 #	1,090,000	1,156,763

18 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
Citicorp Lease Pass Through
Trust Series 1999-1 144A
8.04% 12/15/19 #⧫	200,000	$229,982
GE Capital International
Funding Unlimited
2.342% 11/15/20	251,000	251,019
International Lease Finance
6.25% 5/15/19	200,000	215,500
144A 7.125% 9/1/18 #	100,000	108,000
8.75% 3/15/17	3,300,000	3,347,038
LeasePlan 144A
2.875% 1/22/19 #	1,600,000	1,600,283
Mastercard 3.80% 11/21/46	200,000	196,559
Murray Street Investment
Trust I 4.647% 3/9/17 ϕ	4,700,000	4,727,425
Nationwide Building Society
144A 4.00% 9/14/26 #	1,855,000	1,770,865
Navient 5.50% 1/15/19	700,000	728,000
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #	860,000	840,551
SMBC Aviation Capital
Finance 144A
2.65% 7/15/21 #	895,000	862,496
Springleaf Finance
6.90% 12/15/17	300,000	313,590
8.25% 12/15/20	2,500,000	2,725,000
SUAM Finance 144A
4.875% 4/17/24 #	655,000	664,825
Waha Aerospace
3.925% 7/28/20	840,000	864,520
		37,791,327
Insurance – 0.59%
Allstate 3.28% 12/15/26	735,000	738,962
Berkshire Hathaway
2.75% 3/15/23	600,000	598,255
Berkshire Hathaway Finance
2.90% 10/15/20	885,000	906,863
Highmark 144A
6.125% 5/15/41 #	60,000	55,694
Liberty Mutual Group 144A
4.95% 5/1/22 #	320,000	349,567
MetLife Capital Trust IV 144A
7.875% 12/15/37 #	300,000	363,150
MetLife Capital Trust X 144A
9.25% 4/8/38 #	1,100,000	1,498,750
Metropolitan Life Global
Funding I 144A
3.45% 12/18/26 #	765,000	773,017
Principal Life Global Funding
II 144A 3.00% 4/18/26 #	745,000	725,059
Prudential Financial
5.375% 5/15/45 ●	765,000	784,125
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	1,130,000	1,150,281
144A 4.125% 11/1/24 #	1,460,000	1,477,101
USI 144A 7.75% 1/15/21 #	92,000	93,897
XLIT
4.45% 3/31/25	590,000	586,025
5.50% 3/31/45	900,000	856,952
6.50% 12/29/49 ●	565,000	442,113
		11,399,811
Natural Gas – 0.26%
CenterPoint Energy
5.95% 2/1/17	35,000	35,120
Dominion Gas Holdings
4.60% 12/15/44	675,000	674,232
Florida Gas Transmission
144A 7.90% 5/15/19 #	320,000	358,290
KeySpan Gas East 144A
2.742% 8/15/26 #	1,065,000	1,012,310
Southern Co. Gas Capital
3.25% 6/15/26	670,000	655,098
3.95% 10/1/46	740,000	687,633
Spire 1.656% 8/15/17 ●	700,000	700,215
Texas Eastern Transmission
144A 6.00% 9/15/17 #	800,000	823,770
		4,946,668
Real Estate – 1.80%
Alexandria Real Estate
Equities 3.95% 1/15/27	320,000	319,240
American Tower
2.25% 1/15/22	225,000	215,774
2.80% 6/1/20	405,000	405,534
4.00% 6/1/25	1,440,000	1,446,170
4.40% 2/15/26	670,000	685,892
5.05% 9/1/20	500,000	537,008
American Tower Trust I 144A
3.07% 3/15/23 #	970,000	963,069
AvalonBay Communities
2.95% 5/11/26	1,390,000	1,328,508
CC Holdings GS V
3.849% 4/15/23	450,000	457,938
Communications Sales &
Leasing 8.25% 10/15/23	235,000	250,275

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 19

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
Corporate Office Properties
3.60% 5/15/23	690,000	$664,876
5.25% 2/15/24	670,000	699,030
Crown Castle International
5.25% 1/15/23	1,190,000	1,285,200
CubeSmart 3.125% 9/1/26	930,000	878,265
DDR
7.50% 4/1/17	1,640,000	1,662,699
7.875% 9/1/20	415,000	483,668
Digital Realty Trust
3.40% 10/1/20	2,100,000	2,137,976
Education Realty Operating
Partnership
4.60% 12/1/24	950,000	948,479
ESH Hospitality 144A
5.25% 5/1/25 #	515,000	513,713
GEO Group
5.125% 4/1/23	140,000	135,100
6.00% 4/15/26	35,000	34,563
Goodman Funding
144A 6.00% 3/22/22 #	300,000	338,389
144A 6.375% 11/12/20 #	5,300,000	5,958,355
HCP 5.375% 2/1/21	2,300,000	2,514,710
Hospitality Properties Trust
4.50% 3/15/25	870,000	849,465
Host Hotels & Resorts
3.75% 10/15/23	1,270,000	1,248,625
4.50% 2/1/26	45,000	45,659
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	290,000	282,025
Kite Realty Group
4.00% 10/1/26	330,000	316,398
Lifestorage 3.50% 7/1/26	695,000	668,379
MGM Growth Properties
Operating Partnership
144A 4.50% 9/1/26 #	660,000	636,900
PLA Administradora Industrial
144A 5.25% 11/10/22 #	670,000	644,875
Prologis 4.00% 1/15/18	300,000	306,144
Trust F/1401 144A
5.25% 1/30/26 #	745,000	717,063
UDR 4.00% 10/1/25	290,000	297,374
Ventas Realty
1.25% 4/17/17	1,000,000	999,606
WEA Finance 144A
3.25% 10/5/20 #	1,800,000	1,832,179
Welltower 2.25% 3/15/18	400,000	401,828
WP Carey 4.60% 4/1/24	695,000	705,414
		34,816,365
Technology – 0.95%
Analog Devices
2.50% 12/5/21	280,000	277,750
3.50% 12/5/26	745,000	739,640
Apple
1.181% 5/6/19 ●	840,000	843,733
3.45% 2/9/45	260,000	230,080
3.85% 8/4/46	790,000	758,897
CDK Global 5.00% 10/15/24	840,000	819,000
Cisco Systems
1.431% 3/1/19 ●	650,000	653,917
1.85% 9/20/21	950,000	927,790
Diamond 1 Finance
144A 4.42% 6/15/21 #	300,000	310,730
144A 6.02% 6/15/26 #	1,725,000	1,872,010
Fidelity National Information
Services
3.00% 8/15/26	770,000	724,464
5.00% 10/15/25	1,410,000	1,538,365
First Data
144A 5.75% 1/15/24 #	510,000	528,171
144A 7.00% 12/1/23 #	323,000	344,803
Hewlett Packard Enterprise
144A 2.45% 10/5/17 #	300,000	301,724
144A 2.85% 10/5/18 #	150,000	151,515
Intel 2.45% 7/29/20	200,000	202,923
International Business
Machines
1.625% 5/15/20	440,000	434,859
NXP
144A 4.125% 6/1/21 #	200,000	207,000
144A 4.625% 6/1/23 #	775,000	815,687
Oracle
1.515% 10/8/19 ●	940,000	947,696
4.00% 7/15/46	565,000	541,796
Quintiles IMS 144A
5.00% 10/15/26 #	410,000	412,050
Samsung Electronics America
144A 1.75% 4/10/17 #	745,000	745,365
Symantec 4.20% 9/15/20	2,000,000	2,053,458
Tencent Holdings 144A
3.375% 5/2/19 #	690,000	705,971
Western Digital 144A
7.375% 4/1/23 #	240,000	264,600
		18,353,994
Transportation – 1.20%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	556,941	555,549

20 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
American Airlines 2011-1
Class A Pass Through Trust
5.25% 1/31/21 ⧫	355,777	$378,903
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	416,135	411,974
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	348,460	343,669
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	239,205	238,009
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	483,812	484,416
American Airlines 2016-3
Class AA Pass Through
Trust 3.00% 10/15/28 ⧫	1,300,000	1,249,781
AP Moller - Maersk 144A
2.875% 9/28/20 #	200,000	198,654
Autoridad del Canal de
Panama 144A
4.95% 7/29/35 #	780,000	826,800
Burlington Northern Santa Fe
4.70% 9/1/45	1,915,000	2,101,071
Continental Airlines 2009-2
Class A Pass Through Trust
7.25% 11/10/19 ⧫	604,459	676,238
CSX
2.60% 11/1/26	790,000	741,112
3.80% 11/1/46	1,830,000	1,703,893
Delta Air Lines 2007-1 Class
A Pass Through Trust
6.821% 8/10/22 ⧫	263,701	303,586
Doric Nimrod Air Finance
Alpha 2012-1 Class A Pass
Through Trust 144A
5.125% 11/30/22 #⧫	1,376,713	1,434,894
ERAC USA Finance
144A 3.30% 12/1/26 #	1,420,000	1,365,360
144A 4.20% 11/1/46 #	415,000	380,786
Herc Rentals 144A
7.50% 6/1/22 #	335,000	354,681
Latam Airlines 2015-1 Pass
Through Trust Class A
4.20% 11/15/27 ⧫	476,010	471,250
NES Rentals Holdings 144A
7.875% 5/1/18 #	265,000	265,000
Penske Truck Leasing
144A 3.30% 4/1/21 #	855,000	865,443
144A 3.375% 2/1/22 #	1,570,000	1,585,059
144A 3.40% 11/15/26 #	140,000	134,225
144A 3.75% 5/11/17 #	200,000	201,573
UAL 2009-2A Pass Through
Trust 9.75% 1/15/17 ⧫	333,245	334,724
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ⧫	320,325	327,132
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ⧫	612,510	616,338
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ⧫	555,000	536,269
United Parcel Service
5.125% 4/1/19	2,210,000	2,374,066
United Rentals North America
5.50% 7/15/25	758,000	776,003
US Airways 2012-2 Class A
Pass Through Trust 4.625%
6/3/25 ⧫	535,201	567,982
XPO Logistics 144A
6.125% 9/1/23 #	465,000	487,669
		23,292,109
Utilities – 4.09%
AES 5.50% 4/15/25	665,000	668,325
AES Andres 144A
7.95% 5/11/26 #	500,000	517,735
AES Gener
144A 5.00% 7/14/25 #	550,000	546,917
144A 5.25% 8/15/21 #	265,000	278,403
144A
8.375% 12/18/73 #●	476,000	509,320
Ameren 3.65% 2/15/26	410,000	412,821
Ameren Illinois
9.75% 11/15/18	2,110,000	2,412,449
American Transmission
Systems 144A
5.25% 1/15/22 #	2,445,000	2,708,989
AmeriGas Partners
5.875% 8/20/26	460,000	469,200
Appalachian Power
4.45% 6/1/45	585,000	600,131
Berkshire Hathaway Energy
3.75% 11/15/23	1,235,000	1,293,335
Black Hills
3.15% 1/15/27	480,000	460,307
3.95% 1/15/26	310,000	317,116

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 21

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Calpine
144A 5.25% 6/1/26 #	495,000	$490,050
5.50% 2/1/24	314,000	304,580
Cleveland Electric Illuminating
5.50% 8/15/24	515,000	582,957
CMS Energy 6.25% 2/1/20	1,080,000	1,195,484
ComEd Financing III
6.35% 3/15/33	680,000	701,353
Commonwealth Edison
3.65% 6/15/46	55,000	51,823
4.35% 11/15/45	965,000	1,011,721
Consumers Energy
3.25% 8/15/46	1,215,000	1,075,551
4.10% 11/15/45	275,000	284,504
Dominion Resources
2.00% 8/15/21	280,000	271,834
2.85% 8/15/26	240,000	225,161
3.90% 10/1/25	1,645,000	1,682,475
DTE Energy
2.85% 10/1/26	950,000	884,402
3.30% 6/15/22	855,000	870,790
Duke Energy
1.625% 8/15/17	1,000,000	1,001,766
1.80% 9/1/21	280,000	270,024
2.65% 9/1/26	205,000	191,734
4.80% 12/15/45	650,000	689,753
Duke Energy Carolinas
3.875% 3/15/46	365,000	357,971
Dynegy 7.625% 11/1/24	283,000	262,483
E.ON International Finance
144A 5.80% 4/30/18 #	200,000	209,798
Electricite de France 144A
1.341% 1/20/17 #●	840,000	840,100
Emera 6.75% 6/15/76 ●	1,515,000	1,628,625
Emera US Finance 144A
4.75% 6/15/46 #	1,990,000	2,014,706
Enel 144A
8.75% 9/24/73 #●	1,405,000	1,601,700
Enel Americas
4.00% 10/25/26	735,000	702,609
Enel Finance International
144A 6.00% 10/7/39 #	550,000	616,438
144A 6.25% 9/15/17 #	900,000	927,623
Entergy
2.95% 9/1/26	195,000	182,789
4.00% 7/15/22	1,070,000	1,120,223
Entergy Arkansas
3.75% 2/15/21	200,000	209,830
Entergy Louisiana
4.05% 9/1/23	1,555,000	1,631,114
4.95% 1/15/45	235,000	241,461
Entergy Mississippi
2.85% 6/1/28	780,000	741,725
Exelon
2.45% 4/15/21	200,000	197,796
3.95% 6/15/25	1,070,000	1,101,919
FirstEnergy 2.75% 3/15/18	1,000,000	1,009,359
Fortis
144A 2.10% 10/4/21 #	325,000	314,469
144A 3.055% 10/4/26 #	1,970,000	1,846,319
Great Plains Energy
4.85% 6/1/21	545,000	581,162
Indiana Michigan Power
4.55% 3/15/46	465,000	484,242
IPALCO Enterprises
5.00% 5/1/18	165,000	171,187
ITC Holdings 3.25% 6/30/26	885,000	861,467
Jersey Central Power & Light
7.35% 2/1/19	1,000,000	1,095,844
Kansas City Power & Light
3.65% 8/15/25	1,350,000	1,354,047
LG&E & KU Energy
3.75% 11/15/20	165,000	171,755
4.375% 10/1/21	1,555,000	1,656,605
Louisville Gas & Electric
4.375% 10/1/45	275,000	289,720
Majapahit Holding
7.75% 1/20/20	400,000	450,000
Massachusetts Electric 144A
4.004% 8/15/46 #	3,075,000	2,959,869
Metropolitan Edison 144A
4.00% 4/15/25 #	600,000	605,107
MidAmerican Energy
4.25% 5/1/46	1,525,000	1,574,587
National Rural Utilities
Cooperative Finance
2.70% 2/15/23	1,215,000	1,208,203
4.75% 4/30/43 ●	1,640,000	1,653,076
5.25% 4/20/46 ●	430,000	448,761
New York State Electric & Gas
144A 3.25% 12/1/26 #	1,015,000	1,011,860
NextEra Energy Capital
Holdings
2.40% 9/15/19	1,455,000	1,464,159
2.70% 9/15/19	450,000	455,982
3.625% 6/15/23	330,000	335,979
NV Energy 6.25% 11/15/20	935,000	1,061,255

22 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Pedernales Electric
Cooperative 144A
6.202% 11/15/32 #	620,000	$697,245
Pennsylvania Electric
5.20% 4/1/20	1,380,000	1,478,938
Perusahaan Listrik Negara
144A 5.50% 11/22/21 #	900,000	967,500
Public Service Co. of New
Hampshire
3.50% 11/1/23	635,000	647,861
Public Service Co. of
Oklahoma 5.15% 12/1/19	1,300,000	1,398,864
Puget Energy
6.50% 12/15/20	3,800,000	4,287,848
SCANA 4.125% 2/1/22	810,000	819,304
Southern
2.35% 7/1/21	635,000	624,874
2.75% 6/15/20	1,260,000	1,271,813
2.95% 7/1/23	500,000	494,268
3.25% 7/1/26	1,170,000	1,140,982
4.40% 7/1/46	970,000	963,376
Southwestern Electric Power
6.45% 1/15/19	690,000	749,566
Southwestern Public Service
3.40% 8/15/46	60,000	54,002
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	525,000	532,767
Trinidad Generation 144A
5.25% 11/4/27 #	740,000	721,337
Wisconsin Electric Power
4.30% 12/15/45	555,000	574,872
Xcel Energy 3.30% 6/1/25	1,055,000	1,057,114
		79,117,465
Total Corporate Bonds
(cost $874,920,128)		873,264,020

Municipal Bonds – 1.55%
American Municipal Power,
Ohio (Combined
Hydroelectric Projects)
Series B
8.084% 2/15/50	1,500,000	2,279,010
Bay Area, California Toll
Authority
(Taxable Build America
Bonds)
Series S1 7.043% 4/1/50	3,000,000	4,254,270
Series S3 6.907%
10/1/50	905,000	1,273,516
California State Various
Purposes
(Build America Bond)
7.55% 4/1/39	715,000	1,064,506
Chicago, Illinois Transit
Authority
(Pension Funding) Series A
6.899% 12/1/40	1,800,000	2,254,050
(Retiree Health Care
Funding) Series B 6.899%
12/1/40	1,800,000	2,254,050
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25	455,000	551,678
Los Angeles, California
Community College District
Revenue
(Build America Bond)
6.60% 8/1/42	800,000	1,112,632
Michigan Finance Authority
(Exchanged Detroit Bonds)
Series G-10A 5.00%
4/1/28-18 (AGC) §	1,125,000	1,177,256
Municipal Electric Authority of
Georgia Build America
Bond (Plant Vogtle Units 3
& 4 Project)
6.655% 4/1/57	1,800,000	2,190,528
New Jersey Transportation
Trust Fund Authority
(Build America Bond)
Series C 5.754%
12/15/28	1,590,000	1,662,250
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	495,000	693,257
Series F 7.414% 1/1/40	240,000	346,567
New York City Transitional
Finance Authority Future
Tax Secured Revenue
(Build America Bond)
5.508% 8/1/37	700,000	852,817
New York City, New York
Series C 5.00% 8/1/26	175,000	209,941
Series C 5.00% 8/1/27	200,000	237,994
New York State Urban
Development (Build
America Bond)
5.77% 3/15/39	800,000	965,208
Oregon State Taxable Pension
5.892% 6/1/27	65,000	79,134

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 23

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Municipal Bonds (continued)
Pennsylvania Turnpike
Commission
Series B-1 1.70%
12/1/21 ●	750,000	$747,967
Port Authority of New York &
New Jersey Consolidated
Bonds (One Hundred
Sixty-Fifth Series)
5.647% 11/1/40	3,300,000	3,993,726
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	290,000	298,593
Texas Water Development
Board
Series A 5.00% 10/15/45	255,000	288,877
Texas Water Development
Board 2016
(State Water
Implementation) Series B
5.00% 10/15/46	665,000	762,502
University of California
Series Y-1 1.272%
7/1/41 ●	500,000	499,705
Total Municipal Bonds
(cost $29,038,221)		30,050,034

Non-Agency Asset-Backed Securities – 4.10%
ABFC Trust
Series 2006-HE1 A2D
0.976% 1/25/37 ●	427,868	275,793
Accredited Mortgage Loan
Trust
Series 2007-1 A3
0.886% 2/25/37 ●	1,640,823	1,584,609
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	256,560	261,115
American Express Credit
Account Master Trust
Series 2013-1 A
1.124% 2/16/21 ●	500,000	501,556
Series 2013-2 A
1.124% 5/17/21 ●	530,000	531,627
Series 2014-1 A
1.074% 12/15/21 ●	1,000,000	1,001,821
American Express Credit
Account Secured Note Trust
Series 2012-4 A
0.944% 5/15/20 ●	205,000	205,001
Ameriquest Mortgage
Securities Asset-Backed
Pass Through Certificates
Series 2005-R5 M2
1.216% 7/25/35 ⧫●	1,400,000	1,368,369
Argent Securities
Asset-Backed Pass Through
Certificates
Series 2003-W9 M1
1.791% 1/25/34 ⧫●	296,502	277,516
Argent Securities Trust
Series 2006-M1 A2C
0.906% 7/25/36 ●	1,378,751	598,776
Series 2006-W4 A2C
0.916% 5/25/36 ●	717,656	242,189
Avis Budget Rental Car
Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	700,000	696,480
Series 2014-1A A 144A
2.46% 7/20/20 #	665,000	663,398
Bank of America Credit Card
Trust
Series 2014-A2 A
0.974% 9/16/19 ●	1,000,000	1,000,196
Series 2014-A3 A
0.994% 1/15/20 ●	1,120,000	1,120,777
Series 2015-A1 A
1.034% 6/15/20 ●	205,000	205,275
Bear Stearns Asset-Backed
Securities I Trust
Series 2005-FR1 M2
1.761% 6/25/35 ●	2,000,000	1,845,996
Series 2007-HE2 1A2
0.926% 3/25/37 ●	400,631	432,659
Bear Stearns Asset-Backed
Securities Trust
Series 2007-SD1 22A1
2.253% 10/25/36 ●	229,384	163,358
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	18,694	18,693
Capital One Multi-Asset
Execution Trust
Series 2007-A5 A5
0.744% 7/15/20 ●	100,000	99,894
Centex Home Equity Loan
Trust
Series 2002-A AF6
5.54% 1/25/32	1,550	1,548

24 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Chase Issuance Trust
Series 2007-C1 C1
1.164% 4/15/19 ●	705,000	$704,942
Series 2013-A6 A6
1.124% 7/15/20 ●	500,000	501,684
Series 2014-A5 A5
1.074% 4/15/21 ●	500,000	500,760
Series 2016-A3 A3
1.254% 6/15/23 ●	500,000	501,525
Chesapeake Funding
Series 2014-1A A 144A
1.072% 3/7/26 #●	475,739	474,104
Citibank Credit Card Issuance
Trust
Series 2013-A2 A2
1.036% 5/26/20 ●	200,000	200,199
Series 2013-A7 A7
1.094% 9/10/20 ●	500,000	501,796
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.836% 11/25/36 ϕ	900,000	922,406
Citigroup Mortgage Loan
Trust
Series 2007-FS1 1A1 144A
4.593% 10/25/37 #ϕ	2,199,134	2,046,695
CNH Equipment Trust
Series 2016-B A2B
1.104% 10/15/19 ●	195,000	195,251
Countrywide Asset-Backed
Certificates
Series 2004-3 2A
1.156% 8/25/34 ●	59,986	55,643
Series 2005-AB2 2A3
1.526% 11/25/35 ●	208,415	207,238
Series 2006-1 AF6
4.825% 7/25/36 ●	585,239	591,204
Series 2006-26 2A4
0.976% 6/25/37 ●	2,000,000	1,649,797
Series 2007-6 2A4
1.066% 9/25/37 ●	1,000,000	490,274
CWABS Asset-Backed
Certificates Trust
Series 2005-7 MV3
1.336% 11/25/35 ●	400,000	392,051
Series 2006-11 1AF6
4.65% 9/25/46 ●	364,934	663,525
Series 2006-17 2A2
0.906% 3/25/47 ●	2,355,108	2,193,856
Discover Card Execution Note
Trust
Series 2013-A1 A1
1.004% 8/17/20 ●	450,000	450,368
Series 2013-A6 A6
0.988% 4/15/21 ●	560,000	562,265
Series 2014-A1 A1
1.134% 7/15/21 ●	690,000	692,574
Ford Credit Auto Owner Trust
Series 2016-2 A 144A
2.03% 12/15/27 #	1,950,000	1,917,786
Ford Credit Floorplan Master
Owner Trust A
Series 2014-1 A2
1.104% 2/15/19 ●	750,000	750,128
Series 2014-4 A2
1.054% 8/15/19 ●	1,240,000	1,241,336
Golden Credit Card Trust
Series 2014-2A A 144A
1.154% 3/15/21 #●	420,000	420,479
GSAMP Trust
Series 2006-FM3 A2D
0.986% 11/25/36 ●	1,181,421	692,278
Series 2007-SEA1 A 144A
1.056% 12/25/36 #●	1,099,053	1,016,758
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	1,031,400	913,064
Home Equity Mortgage Loan
Asset-Backed Trust
Series 2007-A 2A3
0.996% 4/25/37 ●	1,788,351	1,115,210
HSI Asset Securitization Trust
Series 2006-HE1 2A1
0.806% 10/25/36 ●	34,748	18,798
JPMorgan Mortgage
Acquisition Trust
Series 2006-CW2 AV5
0.996% 8/25/36 ●	500,000	415,975
Long Beach Mortgage Loan
Trust
Series 2006-1 2A4
1.056% 2/25/36 ●	4,102,007	2,736,675
Series 2006-7 1A
0.911% 8/25/36 ●	4,259,797	2,498,398
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
1.284% 5/15/20 #●	915,000	917,925
Series 2016-BA A 144A
1.404% 5/17/21 #●	1,021,000	1,027,002

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 25

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Merrill Lynch Mortgage
Investors Trust
Series 2006-FF1 M2
1.046% 8/25/36 ●	2,000,000	$1,971,411
Morgan Stanley ABS Capital I
Trust
Series 2007-HE1 A2C
0.906% 11/25/36 ●	6,064,833	3,617,294
Series 2007-HE5 A2D
1.096% 3/25/37 ●	3,988,394	2,130,944
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
2.106% 9/27/21 #●	525,000	526,408
New Century Home Equity
Loan Trust
Series 2005-1 M2
1.476% 3/25/35 ●	303,481	257,881
Nissan Auto Receivables
Owner Trust
Series 2016-B A1
0.63% 5/15/17	156,845	156,845
Option One Mortgage Loan
Trust
Series 2005-1 M1
1.536% 2/25/35 ●	2,155,252	1,743,107
Series 2007-4 2A4
1.066% 4/25/37 ●	7,517,421	4,645,299
Penarth Master Issuer
Series 2015-2A A1 144A
1.136% 5/18/19 #●	4,400,000	4,400,031
PFS Financing
Series 2015-AA A 144A
1.324% 4/15/20 #●	250,000	249,486
RAAC Trust
Series 2005-SP2 2A
1.056% 6/25/44 ●	638,994	528,598
RAMP Trust
Series 2006-RZ5 A2
0.936% 8/25/46 ●	262,681	257,867
Series 2007-RZ1 A2
0.916% 2/25/37 ●	725,979	691,601
Rise
Series 2014-1 A
4.75% 2/15/39 ●	2,476,092	2,459,997
Sofi Professional Loan
Program
Series 2016-F A2 144A
3.02% 2/25/40 #	700,000	697,794
Soundview Home Loan Trust
Series 2006-WF2 A1
0.886% 12/25/36 ●	639,805	620,202
SpringCastle America Funding
Series 2016-AA A 144A
3.05% 4/25/29 #	4,235,759	4,256,938
Structured Asset Investment
Loan Trust
Series 2003-BC2 M1
2.136% 4/25/33 ●	17,825	15,054
Structured Asset Securities
Mortgage Loan Trust
Series 2006-BC1 A6
1.026% 3/25/36 ●	1,800,000	1,361,699
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #	680,000	677,260
VOLT XL
Series 2015-NP14 A1
144A
4.375% 11/27/45 #ϕ	187,027	188,453
VOLT XLI
Series 2016-NPL1 A1 144A
4.25% 2/26/46 #ϕ	1,724,789	1,743,074
VOLT XLII
Series 2016-NPL2 A1 144A
4.25% 3/26/46 #ϕ	1,781,068	1,793,445
Wells Fargo Dealer Floorplan
Master Note Trust
Series 2014-2 A
1.189% 10/20/19 ●	1,000,000	1,000,213
Total Non-Agency Asset-Backed
Securities
(cost $77,587,353)		79,267,516

Non-Agency Collateralized Mortgage Obligations – 1.99%
Alternative Loan Trust
Series 2004-J1 1A1
6.00% 2/25/34	1,932	1,951
Alternative Loan Trust
Resecuritization
Series 2008-2R 3A1
6.00% 8/25/37	1,575,755	1,268,993
ARM Trust
Series 2004-5 3A1
3.293% 4/25/35 ●	788,305	786,084
Series 2005-10 3A31
3.124% 1/25/36 ●	364,702	316,701
Series 2006-2 1A4
3.227% 5/25/36 ●	1,262,504	1,128,286
Banc of America Funding Trust
Series 2005-E 7A1
2.028% 6/20/35 ●	274,309	183,207
Series 2006-I 1A1
2.966% 12/20/36 ●	461,731	463,893

26 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Banc of America Mortgage
Trust
Series 2003-D 2A1
3.39% 5/25/33 ●		405,944	$407,847
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20		49,776	47,927
Bear Stearns ARM Trust
Series 2003-5 2A1
3.044% 8/25/33 ●		67,759	67,447
Series 2005-2 A2
3.128% 3/25/35 ●		134,044	134,918
Series 2005-5 A1
2.58% 8/25/35 ●		1,403,342	1,410,308
Chase Mortgage Finance Trust
Series 2005-A1 3A1
3.169% 12/25/35 ●		168,422	155,584
CHL Mortgage Pass Through
Trust
	Series 2007-4 1A1 6.00%
5/25/37 ⧫		1,488,672	1,253,420
Claris ABS
Series 2011-1 A
0.137% 10/31/60 ●	EUR	3,192,795	3,361,292
CSMC Mortgage-Backed Trust
	Series 2005-1R 2A5 144A
5.75% 12/26/35 #		1,847,615	1,633,437
Series 2007-1 5A14
6.00% 2/25/37		342,445	293,167
Series 2007-3 4A6
1.006% 4/25/37 ●		305,628	249,123
Series 2007-3 4A12
5.994% 4/25/37 Σ●		305,628	38,391
Series 2007-3 4A15
5.50% 4/25/37		135,708	133,062
Deutsche Mortgage Securities
	Re-REMIC Trust Certificates
Series 2005-WF1 1A3
	144A 3.054% 6/26/35 #●	150,220	149,145
Eurosail-UK
Series 2007-4X A2A
0.677% 6/13/45 ●	GBP	46,745	57,630
First Horizon Mortgage Pass
Through Trust
Series 2005-AR2 2A1
3.036% 6/25/35 ⧫●		131,998	125,324
GMACM Mortgage Loan Trust
Series 2006-J1 A1
5.75% 4/25/36		67,502	62,817
GSR Mortgage Loan Trust
Series 2007-AR1 2A1
3.228% 3/25/47 ●		1,276,656	1,150,842
JPMorgan Mortgage Trust
Series 2006-A6 2A4L
3.145% 10/25/36 ●		753,006	662,661
Series 2006-A7 2A2
3.186% 1/25/37 ●		145,259	130,066
Series 2007-A1 6A1
3.046% 7/25/35 ●		263,647	260,395
Series 2014-2 B1 144A
3.431% 6/25/29 #●		81,292	80,414
Series 2014-2 B2 144A
3.431% 6/25/29 #●		81,292	79,549
Series 2015-1 B1 144A
2.64% 12/25/44 #●		655,160	648,719
Series 2015-4 B1 144A
3.629% 6/25/45 #●		494,035	479,925
Series 2015-4 B2 144A
3.629% 6/25/45 #●		353,574	337,511
Series 2015-5 B2 144A
2.896% 5/25/45 #●		539,566	508,165
Series 2015-6 B1 144A
3.631% 10/25/45 #●		358,731	353,718
Series 2015-6 B2 144A
3.631% 10/25/45 #●		349,036	339,068
Series 2016-4 B1 144A
3.914% 10/25/46 #●		249,486	252,929
Series 2016-4 B2 144A
3.914% 10/25/46 #●		424,127	409,733
Lehman Mortgage Trust
Series 2007-10 2A2
6.50% 1/25/38		2,164,324	1,612,813
Ludgate Funding
Series 2006-1X A2A
0.575% 12/1/60 ●	GBP	1,888,461	2,181,096
Series 2008-W1X A1
0.97% 1/1/61 ●	GBP	855,840	1,005,182
Mansard Mortgages Parent
Series 2007-1X A2
0.581% 4/15/47 ●	GBP	896,930	1,030,017
MASTR Alternative Loan Trust
Series 2004-3 8A1
7.00% 4/25/34		3,714	3,955
Series 2004-5 6A1
7.00% 6/25/34		51,986	54,458
MASTR ARM Trust
Series 2004-4 4A1
3.109% 5/25/34 ●		121,507	119,189

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 27

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
MASTR Asset Securitization
Trust
Series 2003-9 2A7
5.50% 10/25/33		34,800	$34,825
Merrill Lynch Mortgage
Investors Trust
Series 2004-A1 2A2
2.883% 2/25/34 ●		7,852	7,878
Opteum Mortgage
Acceptance Trust
Series 2006-1 2A1
5.75% 4/25/36 ●		828,312	833,371
RALI Trust
Series 2004-QS2 CB
5.75% 2/25/34		32,473	33,203
Reperforming Loan REMIC
Trust
	Series 2006-R1 AF1 144A
1.096% 1/25/36 #●		1,752,642	1,533,086
RFMSI Trust
Series 2004-S9 2A1
4.75% 12/25/19		75,294	75,552
Sequoia Mortgage Trust
Series 2004-5 A3
1.835% 6/20/34 ●		277,551	258,468
Series 2007-1 4A1
3.28% 9/20/46 ●		833,107	675,642
	Series 2013-11 B1 144A
3.666% 9/25/43 #●		393,841	394,999
	Series 2015-1 B2 144A
3.881% 1/25/45 #●		377,767	373,436
Structured ARM Loan Trust
Series 2005-22 1A4
3.228% 12/25/35 ●		1,809,104	1,473,056
Series 2006-1 7A4
2.916% 2/25/36 ●		764,553	648,416
Structured Asset Mortgage
Investments II Trust
Series 2005-AR5 A2
0.986% 7/19/35 ●		531,344	515,214
Structured Asset Securities
Trust
Series 2005-6 4A1
5.00% 5/25/35		29,651	29,968
Thrones
Series 2013-1 A
1.902% 7/20/44 ●	GBP	1,551,589	1,928,118
WaMu Mortgage Pass
	Through Certificates Trust
	Series 2005-AR16 1A3
2.85% 12/25/35 ⧫●		665,936	622,314
Through Certificates Trust
Series 2007-HY1 3A3
4.211% 2/25/37 ⧫●		346,040	324,600
Series 2007-HY7 4A1
4.341% 7/25/37 ⧫●		700,013	638,948
Washington Mutual Mortgage
Pass Through Certificates
Trust
Series 2005-1 5A2 6.00%
3/25/35 ⧫		37,348	15,782
Wells Fargo Mortgage-Backed
Securities Trust
Series 2005-AR16 2A1
3.04% 2/25/34 ●		162,153	164,542
Series 2006-2 3A1
5.75% 3/25/36		85,782	86,569
Series 2006-3 A11
5.50% 3/25/36		107,473	109,118
Series 2006-6 1A3
5.75% 5/25/36		55,305	55,388
Series 2006-AR5 2A1
3.154% 4/25/36 ●		60,847	56,916
Series 2006-AR11 A6
3.033% 8/25/36 ●		799,409	752,580
Series 2006-AR17 A1
3.048% 10/25/36 ●		481,538	456,345
Series 2007-10 1A36
6.00% 7/25/37		335,357	330,488
WinWater Mortgage Loan
Trust
Series 2015-3 B1 144A
3.91% 3/20/45 #●		535,594	532,578
Total Non-Agency
Collateralized Mortgage
Obligations (cost $41,707,723)			38,391,759

Non-Agency Commercial Mortgage-Backed Securities – 4.30%
BAMLL Commercial Mortgage
Securities Trust
Series 2015-ASHF A 144A
1.924% 1/15/28 #●		900,000	901,442
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
5.814% 2/10/51 ●		505,000	514,297
Banc of America Re-REMIC
Series BALL 2009-UB2
A4AA 144A
5.722% 2/24/51 #●		853,088	853,921

28 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Commercial Mortgage-Backed Securities
(continued)
BBCMS Trust
Series 2015- RRI A 144A
1.854% 5/15/32 #●	4,877,359	$4,877,571
Series 2015-STP A 144A
3.323% 9/10/28 #	4,500,000	4,566,919
CD Mortgage Trust
Series 2016-CD2 A3
3.248% 11/10/49	4,000,000	4,033,844
Series 2016-CD2 A4
3.526% 11/10/49 ●	620,000	637,454
CFCRE Commercial Mortgage
Trust
Series 2016-C7 A3
3.839% 12/10/54	1,360,000	1,405,076
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	1,100,000	1,139,026
Series 2015-GC27 A5
3.137% 2/10/48	3,085,000	3,080,215
Series 2016-P5 A4
2.941% 10/10/49	760,000	737,010
COMM Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47	4,470,000	4,683,313
Series 2014-CR20 AM
3.938% 11/10/47	2,225,000	2,300,784
Series 2015-CR23 A4
3.497% 5/10/48	1,110,000	1,137,165
CSMC
Series 2010-UD1 A 144A
5.784% 12/16/49 #●	1,205,385	1,208,618
DBJPM
Series 2016-C1 A4
3.276% 5/10/49	1,320,000	1,332,466
Series 2016-C3 A5
2.89% 9/10/49	945,000	921,275
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	2,050,000	2,224,077
Series 2011-LC1A C 144A
5.685% 11/10/46 #●	815,000	899,438
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	2,200,000	2,282,315
Series 2014-GRCE B 144A
3.52% 6/10/28 #	1,455,000	1,500,176
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●	375,000	399,806
Series 2014-GC24 A5
3.931% 9/10/47	1,800,000	1,899,887
Series 2016-RENT A 144A
3.203% 2/10/29 #	2,300,000	2,343,567
Hyatt Hotel Portfolio Trust
Series 2015-HYT A 144A
1.954% 11/15/29 #●	900,000	902,810
JPMBB Commercial Mortgage
Securities Trust
Series 2015-C33 A4
3.77% 12/15/48	570,000	592,287
JPMDB Commercial Mortgage
Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	1,640,000	1,633,293
Series 2016-C4 A3
3.141% 12/15/49	1,065,000	1,058,638
Series 2016-C4 B
3.638% 12/15/49 ●	785,000	781,487
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.524% 8/12/37 ●	230,000	241,691
Series 2005-LDP5 D
5.524% 12/15/44 ●	420,000	419,185
Series 2007-LDPX A3
5.42% 1/15/49	278,203	278,276
Series 2011-C5 C 144A
5.408% 8/15/46 #●	410,000	436,472
Series 2016-ATRM A 144A
2.962% 10/5/28 #	2,700,000	2,715,532
Series 2016-JP2 A4
2.822% 8/15/49	1,000,000	969,250
Series 2016-JP3 B
3.397% 8/15/49 ●	300,000	292,941
Series 2016-WIKI A 144A
2.798% 10/5/31 #	375,000	376,518
Series 2016-WIKI B 144A
3.201% 10/5/31 #	690,000	694,497
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	17,834	17,829
Series 2006-C6 AJ
5.452% 9/15/39 ●	778,299	698,368

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 29

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Commercial Mortgage-Backed Securities
(continued)
ML-CFC Commercial
Mortgage Trust
Series 2007-7 A4
5.733% 6/12/50 ●		772,512	$777,444
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47		795,000	828,971
Series 2015-C23 A4
3.719% 7/15/50		1,275,000	1,322,223
Series 2015-C26 A5
3.531% 10/15/48		4,000,000	4,097,068
Series 2015-C27 ASB
3.557% 12/15/47		2,200,000	2,273,359
Series 2016-C29 A4
3.325% 5/15/49		795,000	796,466
Morgan Stanley Capital I Trust
Series 2011-C3 A4
4.118% 7/15/49		855,000	918,326
Series 2014-CPT AM 144A
3.402% 7/13/29 #●		2,200,000	2,254,693
Series 2015-XLF1 A 144A
1.845% 8/14/31 #●		1,602,832	1,598,231
Morgan Stanley Re-REMIC
Trust
Series 2009-GG10 A4A
144A 5.793% 8/12/45 #●		3,578,600	3,587,239
RFTI
Series 2015-FL1 A 144A
2.454% 8/15/30 #●		2,112,987	2,110,303
UBS Commercial Mortgage
Trust
Series 2012-C1 A3
3.40% 5/10/45		795,410	828,713
Wachovia Bank Commercial
Mortgage Trust
Series 2007-C31 A5FL
144A 0.917% 4/15/47 #●		400,000	398,679
Series 2007-C32 A4FL
144A 0.882% 6/15/49 #●		700,000	695,126
Wells Fargo Commercial
Mortgage Trust
Series 2014-LC18 A5
3.405% 12/15/47		275,000	279,560
Series 2015-NXS3 A4
3.617% 9/15/57		740,000	762,197
Series 2016-BNK1 A3
2.652% 8/15/49		1,220,000	1,166,161
WFRBS Commercial Mortgage
Trust
Series 2012-C10 A3
2.875% 12/15/45		380,000	384,348
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $84,334,974)			83,067,843

Regional Bonds – 0.65%Δ
Argentina – 0.09%
City of Buenos Aires
Argentina 144A
7.50% 6/1/27 #		1,105,000	1,132,625
Provincia de Buenos Aires
144A 7.875% 6/15/27 #		530,000	524,011
			1,656,636
Australia – 0.05%
New South Wales Treasury
4.00% 5/20/26	AUD	404,900	317,209
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	446,000	306,869
144A 3.25% 7/21/28 #	AUD	495,000	353,646
			977,724
Canada – 0.16%
Province of British Columbia
2.25% 6/2/26		1,495,000	1,423,923
Province of Manitoba
2.125% 6/22/26		1,255,000	1,172,214
Province of Ontario
3.45% 6/2/45	CAD	551,000	427,606
Province of Quebec
6.00% 10/1/29	CAD	155,000	153,790
			3,177,533
Germany – 0.10%
State of North
Rhine-Westphalia
1.201% 5/3/17 ●		2,000,000	2,001,540
			2,001,540
Japan – 0.08%
Japan Finance Organization
For Municipalities 144A
2.125% 4/13/21 #		1,646,000	1,610,945
			1,610,945
Spain – 0.17%
Autonomous Community of
Catalonia
4.90% 9/15/21	EUR	1,800,000	1,951,424

30 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Regional BondsΔ (continued)
Spain (continued)
Autonomous Community of
Catalonia
4.95% 2/11/20	EUR	1,100,000	$1,240,657
			3,192,081
Total Regional Bonds
(cost $13,362,417)			12,616,459

Senior Secured Loans – 7.00%«
Accudyne Industries Borrower
1st Lien 4.00% 12/13/19		1,591,259	1,508,713
Air Medical Group Holdings
Tranche B 1st Lien
4.25% 4/28/22		2,699,266	2,695,217
Albertsons Tranche B 1st Lien
3.77% 8/23/21		1,293,694	1,309,966
Allied Universal Holdco 1st
Lien 5.50% 7/28/22		1,352,570	1,365,420
Allied Universal Holdco
Tranche DD 1st Lien
4.50% 7/28/22		136,331	137,626
Amaya Holdings 1st Lien
5.00% 8/1/21		1,875,534	1,886,084
American Airlines Tranche B
1st Lien 3.25% 12/15/23		2,206,751	2,218,820
Applied Systems 1st Lien
4.00% 1/23/21		244,653	246,972
Applied Systems 2nd Lien
7.50% 1/23/22		1,955,501	1,978,723
Ardagh Holdings USA Tranche
B 1st Lien
4.00% 12/17/21		517,646	524,198
ATI Holdings Acquisition 1st
Lien 7.25% 5/10/23		861,211	869,106
Avago Technologies Cayman
Finance Tranche B3 1st
Lien 3.704% 2/1/23		3,664,639	3,711,695
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20		1,650,308	1,674,031
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19		220,965	223,244
Blue Ribbon 1st Lien
5.00% 11/13/21		1,340,088	1,330,038
Boyd Gaming Tranche B2 1st
Lien 3.756% 9/15/23		408,975	413,576
Builders FirstSource Tranche B
1st Lien 4.75% 7/31/22		2,871,878	2,900,955
BWAY Holding Tranche B 1st
Lien 4.75% 9/9/23		1,330,364	1,337,681
Caesars Growth Properties
Holdings Tranche B 1st Lien
6.25% 5/8/21		1,544,768	1,559,491
Calpine Construction Finance
Tranche B 1st Lien
3.02% 5/3/20		265,000	265,331
Calpine Tranche B 1st Lien
2.75% 1/15/23		198,000	199,312
Change Healthcare Holdings
1st Lien 3.75% 11/2/18		831,151	833,835
Charter Communications
Operating 1st Lien
2.25% 1/15/24		496,250	500,592
Charter Communications
Operating Tranche H 1st
Lien 2.00% 1/15/22		166,165	167,204
CHS/Community Health
Systems Tranche H 1st Lien
4.00% 1/27/21		648,173	628,149
CityCenter Holdings Tranche B
1st Lien 4.25% 10/16/20		461,876	467,217
ColourOZ Investment 2 1st
Lien 4.50% 9/7/21		440,387	441,671
Communications Sale &
Leasing Tranche B 1st Lien
4.50% 10/24/22		1,580,380	1,600,925
Community Health Systems
Tranche F 1st Lien
4.185% 12/31/18		264,165	260,409
Community Health Systems
Tranche G 1st Lien
3.75% 12/31/19		399,195	387,656
CSC Holdings Tranche B 1st
Lien 3.876% 10/11/24		430,921	436,240
DaVita Tranche B 1st Lien
3.52% 6/24/21		1,559,015	1,577,204
Dell International
4.02% 9/7/23		1,385,000	1,410,247
Dynegy Finance IV Tranche 1st
Lien 5.00% 6/27/23		760,000	770,586
ESH Hospitality Tranche 1st
Lien 3.77% 8/30/23		334,163	338,688
ExamWorks Group
4.75% 7/27/23		1,257,638	1,266,913
FCA US Tranche B 1st Lien
3.27% 12/31/18		258,695	259,664
First Data 1st Lien
3.756% 3/24/21		2,363,992	2,390,095
3.756% 7/10/22		856,451	866,943
First Eagle Holdings Tranche B
1st Lien 4.998% 12/1/22		1,145,400	1,158,286

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 31

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Flex Acquisition 1st Lien
4.25% 12/29/23	195,000	$196,950
Flint Group 2nd Lien
8.25% 9/7/22	235,000	232,650
Flint Group Tranche C 1st Lien
4.50% 9/7/21	72,801	73,529
Flying Fortress Tranche B 1st
Lien 3.00% 10/20/22	1,356,000	1,363,628
FMG Resources August 2006
1st Lien 3.75% 6/30/19	1,572,172	1,577,281
Forterra Finance 1st Lien
4.50% 10/25/23	1,995,725	2,021,087
Frank Russell 6.75% 6/1/23	2,080,545	2,103,302
Gardner Denver 1st Lien
4.25% 7/30/20	1,895,434	1,878,849
Gates Global 1st Lien
4.25% 7/6/21	1,497,184	1,500,460
Genesys Telecommunications
Laboratories Tranche B 1st
Lien 6.25% 12/2/23	1,035,000	1,050,740
Genoa a QoL Healthcare 1st
Lien 4.75% 10/28/23	962,588	969,005
Green Energy Partners/
Stonewall Tranche B 1st
Lien 6.50% 11/13/21	591,000	588,045
HCA Tranche B6 1st Lien
4.02% 3/17/23	229,268	232,187
HCA Tranche B7 1st Lien
3.52% 2/9/24	359,100	363,429
Hilton Worldwide Finance
Tranche B1 1st Lien
3.50% 10/26/20	199,601	201,514
Hilton Worldwide Finance
Tranche B2 1st Lien
3.256% 10/25/23	2,713,812	2,748,462
Houghton International 1st
Lien 4.25% 12/20/19	110,400	111,642
Hyperion Insurance Group
Tranche B 1st Lien
5.50% 4/29/22	1,462,325	1,470,002
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18	427,564	424,891
Immucor Tranche B2 1st Lien
5.00% 8/17/18	879,339	851,860
Ineos US Finance Tranche B
1st Lien
3.75% 12/15/20	970,343	976,668
4.25% 3/31/22	260,360	263,199
inVentiv Group Holdings
Tranche B 1st Lien
4.75% 11/9/23	1,770,000	1,776,361
JC Penney Tranche B 1st Lien
5.25% 6/23/23	1,748,913	1,762,023
Keurig Green Mountain
Tranche B 1st Lien
5.25% 3/3/23	668,691	680,248
KIK Custom Products 1st Lien
6.00% 8/26/22	1,788,505	1,808,626
Kinetic Concepts Tranche F1
1st Lien 5.00% 11/4/20	942,238	946,243
KRATON Polymers Tranche B
1st Lien 6.00% 1/6/22	1,490,000	1,509,324
Kronos 2nd Lien
9.25% 11/1/24	735,000	758,658
Kronos Tranche B 1st Lien
5.00% 11/1/23	540,000	545,670
Landry’s 4.00% 10/4/23	710,000	718,697
Las Vegas Sands
2.25% 12/19/20	485,000	488,031
Las Vegas Sands Tranche B
3.02% 12/19/20	197,959	199,428
Level 3 Financing Tranche B
1st Lien 4.00% 1/15/20	655,000	664,723
Lightstone Generation
Tranche B 1st Lien
6.50% 12/14/23	33,043	33,539
6.50% 12/15/23	346,957	352,161
LTS Buyer 1st Lien
4.248% 4/13/20	10,615	10,715
MGM Growth Properties
Operating Partnership
Tranche B 1st Lien
3.50% 4/25/23	1,146,338	1,156,547
Micron Technology Tranche B
1st Lien 4.52% 4/26/22	258,700	263,130
Mohegan Tribal Gaming
Authority Tranche B 1st
Lien 5.50% 10/13/23	1,591,253	1,604,680
Moran Foods Tranche B 1st
Lien 7.00% 12/5/23	1,710,000	1,704,656
MPH Acquisition Holdings
5.00% 6/7/23	1,025,389	1,045,165
Nature’s Bounty Tranche B 1st
Lien 5.00% 5/5/23	1,206,651	1,218,341
NXP Tranche B 1st Lien
3.405% 12/7/20	507,563	510,894
ON Semiconductor Tranche B
1st Lien 4.02% 3/31/23	1,062,338	1,076,354
Panda Hummel Tranche B1
1st Lien 7.00% 10/27/22	315,000	298,463
Panda Liberty Tranche B 1st
Lien 7.50% 8/21/20	559,185	549,399

32 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Petco Animal Supplies
5.00% 1/26/23	1,275,363	$1,286,787
PQ 1st Lien 5.25% 11/4/22	1,842,752	1,862,989
Prime Security Services
Borrower 1st Lien
4.25% 5/2/22	1,580,817	1,607,000
Prospect Medical Holdings
Tranche B 1st Lien
7.00% 6/30/22	1,079,575	1,063,381
Radiate Holdco 1st Lien
3.75% 12/9/23	1,380,000	1,390,206
Republic of Angola
(Unsecured)
7.57% 12/16/23	1,618,750	1,343,563
Revlon Consumer Products
Tranche B 1st Lien
4.27% 9/7/23	1,593,313	1,610,441
Reynolds Group Holdings 1st
Lien 4.25% 2/5/23	1,765,811	1,787,281
Rite Aid 2nd Lien
5.75% 8/21/20	365,500	367,727
Sable International Finance
Tranche B1 1st Lien
5.588% 1/3/23	1,150,000	1,164,375
Sable International Finance
Tranche B2 1st Lien
5.83% 1/3/23	945,000	956,813
SAM Finance Tranche B 1st
Lien 4.25% 12/17/20	912,415	919,258
Scientific Games International
1st Lien 6.00% 10/18/20	1,557,303	1,580,468
SFR Group Tranche B 1st Lien
5.137% 1/15/24	1,681,550	1,700,467
SFR Group Tranche B10 1st
Lien 4.038% 1/31/25	1,070,000	1,081,035
Sinclair Television Group
Tranche B1 1st Lien
3.52% 7/31/21	3,005,339	3,014,731
Sinclair Television Group
Tranche B2 1st Lien
2.25% 1/31/24	2,640,000	2,648,250
Solera Tranche B 1st Lien
5.75% 3/3/23	1,449,050	1,470,886
Spectrum Brands Tranche B
1st Lien 3.25% 6/23/22	380,438	385,296
StandardAero Aviation
Holdings 1st Lien
5.25% 7/7/22	616,883	621,413
Summit Materials Tranche B
1st Lien 4.00% 7/17/22	541,750	546,575
SUPERVALU 1st Lien
5.50% 3/21/19	16,778	16,922
Telenet Financing USD
Tranche B 1st Lien
3.704% 1/31/25	1,600,000	1,613,000
T-Mobile USA Tranche B 1st
Lien 3.52% 11/9/22	2,424,594	2,455,336
TransDigm Tranche E 1st Lien
3.998% 5/14/22	218,200	219,990
TransDigm Tranche F 1st Lien
3.77% 6/9/23	1,850,999	1,871,050
Tribune Media Tranche B 1st
Lien 3.77% 12/27/20	541,750	546,825
Univar USA Tranche B 1st Lien
4.25% 7/1/22	1,281,788	1,292,431
Univision Communications 1st
Lien 4.00% 3/1/20	909,408	914,453
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20	1,723,473	1,733,646
USI Tranche B 1st Lien
4.25% 12/27/19	2,038,760	2,049,378
USIC Holdings 1st lien
4.75% 12/9/23	1,030,000	1,040,300
Virgin Media Bristol 1st Lien
2.75% 1/31/25	620,000	623,616
Vistra Operations Tranche B2
1st Lien 4.00% 8/4/23	190,000	192,613
Western Digital Tranche B 1st
Lien 4.52% 4/29/23	815,900	828,285
WideOpenWest Finance
Tranche B 1st Lien
4.50% 8/19/23	1,246,805	1,257,541
Windstream Services 1st Lien
4.75% 3/30/21	881,383	887,168
4.75% 12/2/23	520,000	523,413
WireCo WorldGroup 1st Lien
6.50% 9/30/23	678,300	683,952
WireCo WorldGroup 2nd Lien
10.00% 9/30/24	405,000	408,375
Zekelman Industries
5.00% 6/14/21	681,575	690,095
Total Senior Secured Loans
(cost $133,374,915)		135,257,510

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 33

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Sovereign Bonds – 2.40%Δ
Argentina – 0.04%
Argentine Republic
Government International
Bond 144A 7.125%
7/6/36 #		855,000	$815,456
			815,456
Australia – 0.01%
Australia Government Bond
3.75% 4/21/37	AUD	352,000	263,565
			263,565
Azerbaijan – 0.04%
Republic of Azerbaijan
International Bond
144A 4.75% 3/18/24 #		800,000	797,824
			797,824
Bahrain – 0.02%
Bahrain Government
International Bond
144A 7.00% 10/12/28 #		400,000	409,678
			409,678
Bermuda – 0.04%
Bermuda Government
International Bond
144A 3.717% 1/25/27 #		800,000	760,000
			760,000
Brazil – 0.06%
Brazil Notas do Tesouro
Nacional Series F 10.00%
1/1/25	BRL	1,826,000	522,866
Brazilian Government
International Bond 5.00%
1/27/45		800,000	652,960
			1,175,826
Canada – 0.01%
Canadian Government Bond
2.75% 12/1/48	CAD	171,000	139,981
			139,981
Colombia – 0.01%
Colombia Government
International Bond 5.00%
6/15/45		200,000	190,750
			190,750
Croatia – 0.04%
Croatia Government
International Bond
144A 6.375% 3/24/21 #		655,000	713,856
			713,856
Cyprus – 0.07%
Cyprus Government
International Bond 3.875%
5/6/22	EUR	1,200,000	1,316,486
			1,316,486
Dominican Republic – 0.04%
Dominican Republic
International Bond
144A 6.875% 1/29/26 #		745,000	776,342
			776,342
Hungary – 0.07%
Hungary Government
International Bond 5.75%
11/22/23		1,160,000	1,288,441
			1,288,441
India – 0.07%
Export-Import Bank of India
144A 3.375% 8/5/26 #		1,500,000	1,403,881
			1,403,881
Indonesia – 0.21%
Indonesia Government
International Bond
144A 3.70% 1/8/22 #		700,000	703,323
144A 5.125% 1/15/45 #		200,000	200,121
144A 5.25% 1/8/47 #		1,000,000	1,000,872
Indonesia Treasury Bond
9.00% 3/15/29	IDR	26,764,000,000	2,100,793
			4,005,109
Jamaica – 0.05%
Jamaica Government
International Bond 8.00%
3/15/39		900,000	1,003,833
			1,003,833
Japan – 0.03%
Japan International
Cooperation Agency
2.125% 10/20/26		684,000	637,842
			637,842

34 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Sovereign BondsΔ (continued)
Jordan – 0.02%
Jordan Government
International Bond
144A 5.75% 1/31/27 #		400,000	$379,916
			379,916
Mexico – 0.32%
Mexican Bonos
5.75% 3/5/26	MXN	72,182,400	3,094,839
8.00% 6/11/20	MXN	42,797,000	2,125,637
Mexico Government
International Bond
3.60% 1/30/25		200,000	193,300
4.35% 1/15/47		800,000	688,000
			6,101,776
Mongolia – 0.02%
Mongolia Government
International Bond
144A 10.875% 4/6/21 #		430,000	453,142
			453,142
New Zealand – 0.06%
New Zealand Government
Bond
2.75% 4/15/25	NZD	1,710,000	1,146,346
4.50% 4/15/27	NZD	69,000	52,737
			1,199,083
Peru – 0.06%
Peruvian Government
International Bond 6.95%
8/12/31	PEN	3,855,000	1,173,649
			1,173,649
Poland – 0.14%
Republic of Poland
Government Bond
2.50% 7/25/26	PLN	8,756,000	1,904,615
3.25% 7/25/25	PLN	1,087,000	255,107
4.00% 10/25/23	PLN	2,203,000	548,164
			2,707,886
Portugal – 0.01%
Portugal Government
International Bond
144A 5.125% 10/15/24 #		131,000	127,414
			127,414
Republic of Korea – 0.29%
Export-Import Bank of Korea
4.375% 9/15/21		700,000	747,029
5.00% 4/11/22		2,000,000	2,208,628
5.125% 6/29/20		1,500,000	1,625,400
Inflation Linked Korea
Treasury Bond 1.125%
6/10/23	KRW	1,101,005,452	911,059
			5,492,116
Russia – 0.03%
Russian Foreign Bond -
Eurobond 144A 5.625%
4/4/42 #		600,000	647,212
			647,212
Saudi Arabia – 0.16%
Saudi Government
International Bond
144A 2.375% 10/26/21 #		1,395,000	1,355,773
144A 3.25% 10/26/26 #		1,000,000	949,412
144A 4.50% 10/26/46 #		800,000	768,401
			3,073,586
Serbia – 0.04%
Serbia International Bond
144A 4.875% 2/25/20 #		665,000	677,807
			677,807
Singapore – 0.03%
Temasek Financial I
144A 2.375% 1/23/23 #		560,000	547,955
			547,955
South Africa – 0.16%
Republic of South Africa
Government Bond 8.00%
1/31/30	ZAR	29,449,000	1,931,616
Republic of South Africa
Government International
Bond 5.875% 5/30/22		1,085,000	1,185,379
			3,116,995
Sri Lanka – 0.07%
Sri Lanka Government
International Bond
144A 6.00% 1/14/19 #		535,000	551,375
144A 6.125% 6/3/25 #		880,000	832,301
			1,383,676
Turkey – 0.06%
Export Credit Bank of Turkey
144A 5.375% 2/8/21 #		910,000	892,799

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 35

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Sovereign BondsΔ (continued)
Turkey (continued)
Export Credit Bank of Turkey
144A 5.375% 10/24/23 #		260,000	$241,963
			1,134,762
Ukraine – 0.05%
Ukraine Government
International Bond
144A 7.75% 9/1/19 #		1,000,000	1,008,540
			1,008,540
United Kingdom – 0.02%
United Kingdom Gilt
1.75% 9/7/22	GBP	100,000	130,618
3.50% 1/22/45	GBP	138,800	231,809
			362,427
Uruguay – 0.05%
Uruguay Government
International Bond 5.10%
6/18/50		1,115,000	1,006,287
			1,006,287

Total Sovereign Bonds (cost $48,852,650)			46,293,099

Supranational Banks – 0.29%
Inter-American Development
Bank 1.10% 10/15/20 ●		890,000	891,612
International Bank for
Reconstruction &
Development
0.806% 4/17/19 ●		440,000	439,424
1.11% 12/16/17 ●		585,000	585,749
2.50% 11/25/24		440,000	439,423
3.50% 1/22/21	NZD	2,494,000	1,739,389
3.75% 2/10/20	NZD	500,000	353,444
4.625% 10/6/21	NZD	380,000	276,851
International Finance
1.065% 1/9/19 ●		600,000	600,128
3.00% 5/6/21	NZD	305,000	207,909
3.625% 5/20/20	NZD	163,000	114,538
Total Supranational Banks (cost $5,663,179)			5,648,467

U.S. Treasury Obligations – 14.81%
U.S. Treasury Bonds
2.25% 8/15/46		750,000	630,645
2.50% 2/15/45		43,900,000	39,114,724
2.50% 2/15/46		6,400,000	5,688,627
2.50% 5/15/46		4,250,000	3,777,022
2.75% 8/15/42		900,000	850,518
2.75% 11/15/42		1,400,000	1,322,672
2.875% 5/15/43		2,200,000	2,125,578
2.875% 8/15/45		16,700,000	16,074,401
2.875% 11/15/46		4,650,000	4,490,249
3.00% 11/15/44		2,500,000	2,470,263
3.00% 5/15/45		14,400,000	14,209,027
3.125% 8/15/44 ∞		4,300,000	4,353,079
4.375% 5/15/40		100,000	123,586
U.S. Treasury Inflation
Indexed Bonds
0.125% 4/15/18		1,150,292	1,161,058
0.125% 4/15/19 ∞		10,207,880	10,338,143
0.125% 4/15/20 ∞		8,154,617	8,241,814
0.125% 4/15/21		3,197,449	3,217,839
0.125% 7/15/22 ∞		735,812	738,267
0.125% 7/15/24		13,132,716	12,912,546
0.125% 7/15/26		5,163,315	4,995,879
0.25% 1/15/25		10,103,742	9,943,072
0.375% 7/15/25		2,548,350	2,535,927
0.625% 1/15/26		13,662,742	13,790,448
1.75% 1/15/28		32,561,929	36,391,212
2.375% 1/15/25		5,232,192	6,011,747
2.375% 1/15/27		11,842,860	13,885,824
2.50% 1/15/29		12,981,512	15,675,448
3.875% 4/15/29		279,382	382,402
U.S. Treasury Notes
0.75% 8/31/18		5,700,000	5,665,048
1.125% 8/31/21 ∞		13,800,000	13,335,602
1.25% 11/30/18		19,100,000	19,129,471
1.25% 12/15/18		2,200,000	2,202,750
1.25% 10/31/21		600,000	581,883
1.50% 8/15/26		8,830,000	8,121,534
2.00% 10/31/21 ∞		1,600,000	1,604,906
Total U.S. Treasury Obligations
(cost $295,836,952)			286,093,211

		Number of
		shares
Common Stock – 0.00%
Century Communications =†		1,975,000	0
Total Common Stock
(cost $59,790)			0

36 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

	Number of
	Shares	Value (U.S. $)
Convertible Preferred Stock – 0.14%
A Schulman 6.00% exercise
price $52.33, expiration
date 12/31/49	308	$262,967
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	225	262,530
DTE Energy 6.50% exercise
price $116.31, expiration
date 10/1/19	5,653	299,609
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	6,250	302,563
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	305	442,250
Teva Pharmaceutical
Industries 7.00% exercise
price $75.00, expiration
date 12/15/18	194	125,130
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	3,207	302,869
Wells Fargo & Co. 7.50%
exercise price $156.71,
expiration date 12/31/49	366	435,540
Welltower 6.50% exercise
price $57.68, expiration
date 12/31/49	4,947	297,710
Total Convertible Preferred
Stock (cost $2,592,846)		2,731,168

Preferred Stock – 0.30%
General Electric 5.00% ●	2,448,000	2,543,350
Integrys Holding 6.00% ●	35,650	929,128
PNC Preferred Funding Trust II
144A 2.186% #●	2,000,000	1,935,000
USB Realty 144A 2.027% #●	500,000	441,250
Total Preferred Stock
(cost $5,468,715)		5,848,728

	Number of
	contracts
Options Purchased – 0.04%
Call Swaptions – 0.02%
2 yr IRS pay a fixed rate
1.65% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 11/15/18	88,800,000	386,369
Fixed Income Put Option – 0.00%
U.S. Treasury 5yr Notes strike
price $97, expiration date
4/1/17	2,034	0
Put Swaptions – 0.02%
2 yr IRS pay a fixed rate
1.60% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 3/6/17	18,000,000	22,284
30 yr IRS pay a fixed rate
2.91% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 8/20/18	4,400,000	296,886
		319,170
Total Options Purchased
(premium paid $974,105)		705,539

	Principal
	amount°
Short-Term Investments – 2.77%
Discount Notes – 2.14%≠
Federal Home Loan Bank
0.378% 2/3/17	191,066	190,986
0.391% 1/11/17	400,000	399,967
0.442% 1/30/17	3,601,333	3,600,331
0.446% 2/1/17	300,000	299,881
0.453% 1/20/17	4,200,000	4,199,265
0.457% 1/13/17	1,100,000	1,099,887
0.477% 1/25/17	4,865,210	4,864,111
0.477% 1/27/17	9,582,133	9,579,766
0.499% 2/15/17	50,333	50,304
0.501% 2/6/17	150,999	150,929
0.506% 2/10/17	16,900,000	16,891,263
		41,326,690
Repurchase Agreements – 0.52%
Bank of America Merrill Lynch
0.41%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price
$3,384,827 (collateralized
by U.S. government
obligations
2.00% 8/15/25;
market value $3,452,367)	3,384,673	3,384,673

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 37

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal 0.30%,
dated 12/30/16, to be
repurchased on 1/3/17,
repurchase price
$3,948,917 (collateralized
by U.S. government
obligations
0.00%–4.375%
5/15/18-11/15/44; market
value $4,027,763)	3,948,785	$3,948,785
BNP Paribas 0.48%, dated
12/30/16, to be
repurchased on 1/3/17,
repurchase price
$2,703,686 (collateralized
by U.S. government
obligations 2.125%
12/31/22; market value
$2,757,614)	2,703,542	2,703,542
		10,037,000
U.S. Treasury Obligations – 0.11%≠
U.S. Treasury Bills
0.424% 2/2/17 ∞	1,429,000	1,428,504
0.434% 2/9/17	412,000	411,813
0.443% 2/23/17 ∞	305,000	304,799
		2,145,116
Total Short-Term Investments
(cost $53,505,422)		53,508,806
Total Value of Securities Before
Options Written – 115.86%
(cost $2,257,375,444)		$2,238,824,837

	Number of
	contracts
Options Written – (0.04%)
Call Swaptions – (0.02%)
10 yr IRS pay a fixed rate
1.95% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 2/16/17
(GSC)	(20,100,000)	(13,226)
2.00% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 11/15/18
(MSC)	(19,400,000)	(373,978)
		(387,204)
Currency Call Options – 0.00%
GBP vs USD strike price
$1.297, expiration date
1/27/17 (BAML)	(5,100,000)	(3,438)
GBP vs USD strike price
$1.302, expiration date
1/30/17 (CITI)	(2,000,000)	(1,304)
		(4,742)
Put Swaptions – (0.02%)
2 yr IRS pay a fixed rate
1.65% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 02/21/17
(JPMC)	(12,000,000)	(7,296)
5 yr IRS pay a fixed rate
2.80% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 08/20/18
(MSC)	(19,500,000)	(260,423)
10 yr IRS pay a fixed rate
2.40% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 02/16/17
(GSC)	(20,100,000)	(167,152)
30 yr IRS pay a fixed rate
3.01% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 03/06/17
(CITI)	(1,600,000)	(7,443)
		(442,314)
Total Options Written (premium
received $1,329,863)		(834,260)
Liabilities Net of Receivables
and Other
Assets – (15.82%)★		(305,733,154)
Net Assets Applicable to
208,747,342 shares
outstanding – 100.00%		$1,932,257,423

38 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2016, the aggregate value of Rule 144A securities was $386,699,942,which represents 20.01% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	PIK. 100% of the income received was in the form of cash.
★	Of this amount, $2,773,717 represents cash collateral posted for certain open derivatives, $967,000 due to brokers on certain open derivatives, $152,221,424 receivable for securities sold and $477,325,986 payable for securities purchased as of Dec. 31, 2016.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2016,the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Dec. 31, 2016.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
†	Non-income-producing security.
●	Variable rate security. Each rate shown is as of Dec. 31, 2016. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2016.
∞	Fully or partially pledged as collateral for future contracts, reverse repurchase agreements and swap contracts.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 39

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreement, and swap contracts were outstanding at Dec. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(1,340,000)	USD	996,089	1/6/17	$29,279
BAML	AUD	(2,830,387)	USD	2,107,138	1/27/17	66,151
BAML	CAD	(1,585,839)	USD	1,194,534	1/27/17	12,989
BAML	EUR	21,164,000	USD	(22,020,695)	1/6/17	269,230
BAML	EUR	2,952,957	USD	(3,171,822)	1/27/17	(58,560)
BAML	EUR	(20,703,000)	USD	21,561,140	2/2/17	(271,619)
BAML	JPY	(924,500,000)	USD	8,229,921	1/6/17	314,946
BAML	JPY	11,188,765	USD	(98,208)	1/27/17	(2,314)
BAML	MXN	88,229,037	USD	(4,598,136)	2/13/17	(369,195)
BAML	NZD	(3,177,740)	USD	2,249,617	1/27/17	44,325
BAML	SGD	9,478,079	USD	(6,558,317)	1/17/17	(14,350)
BAML	SGD	(9,478,079)	USD	6,556,276	3/17/17	13,871
BAML	TWD	(69,157,201)	USD	2,200,917	3/21/17	65,974
BNP	AUD	399,559	USD	(294,980)	1/27/17	(6,859)
BNP	BRL	4,034,724	USD	(1,186,509)	1/27/17	42,414
BNP	BRL	22,254,720	USD	(6,625,795)	2/2/17	141,533
BNP	EUR	(21,161,000)	USD	22,444,203	1/6/17	157,438
BNP	GBP	(11,638,000)	USD	14,552,737	1/6/17	206,225
BNP	GBP	(922,000)	USD	1,150,442	2/14/17	12,815
BNP	MXN	(3,495,000)	USD	165,502	2/13/17	(2,019)
BNP	MYR	17,102,354	USD	(3,871,062)	1/17/17	(61,890)
BNP	MYR	(17,102,354)	USD	3,863,629	3/17/17	66,509
BNP	NOK	1,598,960	USD	(191,566)	1/27/17	(6,349)
BNP	ZAR	(14,982,351)	USD	1,080,339	1/27/17	(4,341)
CITI	EUR	(452,000)	USD	474,980	1/6/17	(1,066)
CITI	MYR	(17,102,354)	USD	4,108,180	1/17/17	299,008
CITI	SGD	(9,478,080)	USD	6,807,987	1/17/17	264,020
HSBC	GBP	99,517	USD	(126,804)	1/27/17	(4,057)
JPMC	AUD	26,000	USD	(19,120)	1/6/17	(361)
JPMC	CAD	(1,272,000)	USD	957,800	1/6/17	10,335
JPMC	EUR	449,000	USD	(470,162)	1/6/17	2,725
JPMC	INR	23,338,266	USD	(346,368)	1/17/17	(3,491)
JPMC	JPY	924,500,000	USD	(7,864,738)	1/6/17	50,237
JPMC	JPY	(924,500,000)	USD	7,874,485	2/2/17	(51,062)
JPMC	KRW	(24,887,100)	USD	22,153	1/17/17	1,540
JPMC	KRW	(1,037,881,750)	USD	886,192	1/26/17	26,575
JPMC	MXN	2,158,519	USD	(104,000)	2/13/17	(539)
JPMC	PLN	(795,314)	USD	189,268	1/27/17	(681)
JPMC	SEK	813,407	USD	(89,169)	1/27/17	287
JPMC	THB	(4,239,616)	USD	117,490	3/17/17	(858)
TD	EUR	(1,169,399)	USD	1,255,187	1/27/17	22,306
TD	JPY	129,558,430	USD	(1,132,591)	1/27/17	(22,194)
						$1,238,927

40 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(1,002)	90 Day Euro	$(246,727,610)	$(245,490,000)	12/18/18	$1,237,610
(542)	90 Day Euro	(133,749,101)	(133,277,800)	3/20/18	471,301
(273)	90 Day Euro	(67,273,515)	(67,048,800)	6/19/18	224,715
(87)	90 Day Euro	(21,417,773)	(21,244,312)	12/17/19	173,461
(39)	90 Day Euro	(9,613,433)	(9,567,187)	9/18/18	46,246
(4)	90 Day Euro	(989,605)	(984,800)	12/19/17	4,805
(647)	90 Day Euro	(159,009,303)	(159,558,288)	9/19/17	(548,985)
40	Australian 3 Yr Bonds	2,831,940	2,827,713	3/16/17	(4,227)
9	Australian 10 Yr Bonds	625,632	631,299	3/16/17	5,667
(40)	Euro-Bund	(6,809,614)	(6,911,700)	3/9/17	(102,086)
(468)	U.S. Treasury 2 Yr Notes	(101,241,145)	(101,409,750)	4/1/17	(168,605)
2,943	U.S. Treasury 5 Yr Notes	347,387,750	346,285,336	4/1/17	(1,102,414)
(380)	U.S. Treasury 10 yr Notes	(46,661,291)	(47,226,875)	3/23/17	(565,584)
258	U.S. Treasury Long Bonds	38,960,189	38,869,312	3/23/17	(90,877)
37	U.S. Treasury Ultra Bond	5,982,791	5,929,250	3/23/17	(53,541)
		$(397,704,088)			$(472,514)

Swap Contracts

CDS Contracts1

					Upfront
					Payments	Unrealized
		Notional	Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Value[2]	Payments	Date	(Received)	(Depreciation)[3]
	Protection Purchased /
	Moody’s ratings:
HSBC	CDX.EM.26[4]	2,240,000	1.00%	12/20/21	$148,183	$(7,563)
ICE	JPMC CDX.NA.HY.27[5]	5,800,000	5.00%	12/20/21	(279,214)	(79,585)
ICE	JPMC CDX.NA.IG.26[6]	10,300,000	1.00%	6/20/21	(111,200)	(59,867)
						$(147,015)
	Protection Sold / Moody’s
	ratings:
	Brazil LA SP
BAML	4.25% 1/7/25 Ba2 CDS	700,000	1.00%	12/20/21	(64,776)	9,114
	Citigroup CDS
BAML	6.125% 5/15/18 Baa1	700,000	1.00%	12/20/20	(1,179)	11,603
	Italy Government
BAML	6.875% 9/27/23 Baa2	9,800,000	1.00%	6/20/21	(146,466)	(76,169)
	Republic of Colombia LA
BAML	10.375% 1/28/33 Baa2 CDS	100,000	1.00%	6/20/21	(2,925)	894
BAML	Republic of Colombia LA SP CDS	500,000	1.00%	12/20/21	(23,517)	8,837
	Republic of Colombia LA CDS
BNP	10.375% 1/28/33 Baa2 CDS	200,000	1.00%	6/20/21	(5,921)	1,859
DB	CMBX.NA.AAA.8[7]	14,200,000	0.50%	10/17/57	(938,877)	775,439
	Republic of Colombia LA CDS
DB	10.375% 1/28/33 Baa2 CDS	200,000	1.00%	6/20/21	(5,847)	1,786
	Republic of Colombia LA CDS
GSC	10.375% 1/28/33 Baa2 CDS	3,100,000	1.00%	6/20/21	(93,034)	30,085

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 41

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

						Upfront
						Payments	Unrealized
		Notional		Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Value[2]		Payments	Date	(Received)	(Depreciation)[3]
	Mexico LA 5 yr CDS
JPMC	5.950% 3/19/19 A3		14,300,000	1.00%	12/20/19	$80,901	(69,427)
	Republic of Colombia LA CDS
JPMC	10.375% 1/28/33 Baa2 CDS		100,000	1.00%	6/20/21	(2,960)	930
	Volkswagen International 2yr CDS
JPMC	5.375% 5/22/18 A3	EUR	2,500,000	1.00%	12/20/17	(21,950)	40,385
							$735,336
Total							$588,321

Interest Rate Swap Contracts8

			Fixed	Variable
			Interest	Interest		Upfront
			Rate	Rate		Payments	Unrealized
	Swap Referenced		Received	Received	Termination	Paid	Appreciation
Counterparty	Obligation	Notional Value[2]	(Paid)	(Paid)	Date	(Received)	(Depreciation)[3]
	BAML 10 yr
	USD-BBA- 3-month
CME	LIBOR	1,490,000	1.69%	1.00%	4/5/26	$—	$81,316
	BAML 3 yr USD-BBA-
CME	3-month LIBOR	5,100,000	0.98%	1.00%	4/6/19	—	62,184
	BAML 30 yr
	USD-BBA- 3-month
CME	LIBOR	1,770,000	2.77%	1.00%	12/21/46	—	(52,802)
	BAML 5 yr USD-BBA-
CME	3-month LIBOR	6,220,000	1.19%	1.00%	8/9/21	—	203,641
	BAML 5 yr USD-BBA-
CME	3-month LIBOR	5,035,000	1.20%	1.00%	4/6/21	—	141,609
	BAML 7 yr USD-BBA-
CME	3-month LIBOR	3,450,000	1.42%	1.00%	4/6/23	—	142,856
	CSFB 30 yr
	USD-BBA- 3-month
CME	LIBOR	900,000	2.25%	1.00%	12/21/46	(72,197)	147,827
	JPMC 10 yr
	USD-BBA-3-month
CME	LIBOR	19,100,000	2.45%	1.00%	12/19/26	—	147,816
	JPMC 2 yr USD-BBA-
CME	3-month LIBOR	12,400,000	1.35%	1.00%	12/28/18	—	(25,405)
	JPMC 2 yr USD-BBA-
CME	3-month LIBOR	30,100,000	1.45%	1.00%	6/28/21	—	515,339
	JPMC 30 yr
	USD-BBA- 3-month
CME	LIBOR	24,500,000	2.75%	0.97%	12/16/45	(293,196)	(337,547)
	JPMC 30 yr
	USD-BBA- 3-month
CME	LIBOR	500,000	2.50%	1.00%	6/15/46	(20,890)	35,106
	JPMC 4 yr USD-BBA-
CME	3-month LIBOR	1,600,000	2.00%	0.97%	12/16/19	(4,865)	(10,972)

42 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

				Fixed	Variable
				Interest	Interest		Upfront
				Rate	Rate		Payments	Unrealized
	Swap Referenced			Received	Received	Termination	Paid	Appreciation
Counterparty	Obligation	Notional Value[2]		(Paid)	(Paid)	Date	(Received)	(Depreciation)[3]
	JPMC 5 yr
	MXN-TIEC-
CME	BANXICO-28D LIBOR	MXN	82,500,000	5.80%	6.11%	9/6/21	$(154,719)	$(134,544)
	BAML 30 yr
	USD-BBA-3-month
LCH	LIBOR		885,000	2.72%	1.00%	12/22/46	—	(25,441)
	JPMC 10 yr
	USD-BBA- 3-month
LCH	LIBOR		900,000	1.75%	1.00%	12/21/26	(5,457)	53,190
	JPMC 30 yr
	USD-BBA-3-month
LCH	LIBOR		31,000,000	2.25%	1.00%	6/15/46	(1,930,445)	2,498,864
	JPMC 5 yr USD-BBA-
LCH	3-month LIBOR		43,000,000	2.00%	0.97%	12/16/20	134,879	(425,565)
	JPMC 5 yr USD-BBA-
LCH	3-month LIBOR		40,400,000	2.00%	1.00%	6/15/21	(1,166,850)	982,655
	JPMC 5 yr USD-BBA-
LCH	3-month LIBOR		2,900,000	1.50%	1.00%	12/21/21	42,539	21,631
	JPMC 7 yr USD-BBA-
LCH	3-month LIBOR		42,500,000	2.25%	0.97%	12/16/22	331,474	(788,152)
								$3,233,606

Reverse Repurchase Agreement

	Interest	Trade	Maturity	Face	Repurchase
Counterparty	Rate	Date	Date	Value	Price
CSFB - HSBC Holdings	1.05%	12/21/16	1/5/17	$(1,068,000)	$(1,068,436)

The type of underlying collateral and the remaining maturity of open reverse repurchase agreement in relation to the reverse repurchase agreement is as follows:

Remaining Contracted Maturity of the Agreement

Reverse Repurchase	Up to
Agreement	30 days	Total
HSBC Holdings	$(1,068,000)	$(1,068,000)

The use of foreign currency exchange contracts, futures contracts, reverse repurchase agreement, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional values and reverse repurchase agreements presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Dec. 31, 2016:

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 43

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Unfunded Commitments

				Unrealized
				Appreciation
Borrower	Unfunded Amount	Cost	Value	(Depreciation)
Allied Universal
Holdco
4.50% 7/28/22	$133,625	$131,043	$133,625	$2,582

1 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2 Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

3 Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of ($118,909).

4 Markit’s Emerging markets CDX Index, or the CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

5 Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade is in the CDS market.

6 Markit’s CDX.NA.IG Index, is composed of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

7 Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Agency and U.S. Agency mortgage-backed securities appear under U.S. Government.

8 An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
AGC – Assured Guaranty Corporation
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BBA – LIBOR – British Bankers Association Rate
BNP – BNP Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.EM – Credit Default Swap Index Emerging Market
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
CSFB – Credit Suisse First Boston
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange
IDR – Indonesian Rupiah
INR – Indian Rupee
IRS – Interest Rate Swaptions
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
LCH – London Clearing House
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PIK – Payment-in-Kind

44 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

Summary of abbreviations: (continued)
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
SGD – Singapore Dollar
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
THB – Thailand Baht
TWD – Taiwan Dollar
UBS – Union Bank of Switzerland
USD – U.S. Dollar
yr – Year
ZAR – South African Rand

(continues)     NQ-OPTFI [12/16] 2/17 (18643) 45

Notes

Optimum Fixed Income Fund
December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities and exchange-traded Funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$2,257,375,444
Aggregate unrealized appreciation of investments	$29,395,965
Aggregate unrealized depreciation of investments	(47,946,572)
Net unrealized depreciation of investments	$(18,550,607)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

46 NQ-OPTFI [12/16] 2/17 (18643)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed Securities[1]	$—	$769,150,570	$950,723	$770,101,293
Corporate Debt	—	889,970,523	—	889,970,523
Foreign Debt	—	64,558,025	—	64,558,025
Municipal Bonds	—	30,050,034	—	30,050,034
Senior Secured Loans[1]	—	132,262,521	2,994,989	135,257,510
Common Stock	—	—	—	—
Convertible Preferred Stocksup}1	—	2,731,168	—	2,731,168
Preferred Stock	—	5,848,728	—	5,848,728
U.S. Treasury Obligations	—	286,093,211	—	286,093,211
Short-Term Investments	—	53,508,806	—	53,508,806
Options Purchased	—	705,539	—	705,539
Total Value of Securities	$—	$2,234,879,125	$3,945,712	$2,238,824,837
Foreign Currency Exchange
Contracts	$—	$1,238,927	$—	$1,238,927
Futures Contracts	(472,514)	—	—	(472,514)
Swap Contracts	—	3,821,927	—	3,821,927
Reverse Repurchase Agreements	—	(1,068,000)	—	(1,068,000)
Options Written	—	(834,260)	—	(834,260)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1, Level 2, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset &
Mortgage-Backed Securities	—	99.88%	0.12%	100.00%
Senior Secured Loans	—	97.79%	2.21%	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in these tables.

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-OPTFI [12/16] 2/17 (18643) 47

(Unaudited)

2. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amounts relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

48 NQ-OPTFI [12/16] 2/17 (18643)

Schedule of investments

Optimum International Fund
December 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.40%Δ
Australia – 1.68%
BHP Billiton ADR *	71,042	$2,541,883
Fortescue Metals Group	331,964	1,387,278
OZ Minerals	258,785	1,462,066
Qantas Airways	1,582,213	3,790,244
		9,181,471
Austria – 3.63%
Conwert Immobilien
Invest *=†	201,409	3,426,133
Erste Group Bank †	241,179	7,051,390
Lenzing	6,846	828,741
Raiffeisen Bank
International †	27,303	497,706
Schoeller-Bleckmann Oilfield
Equipment *	48,236	3,877,925
voestalpine	108,167	4,229,676
		19,911,571
Bermuda – 1.05%
Everest Re Group	26,476	5,729,406
		5,729,406
Brazil – 1.06%
Banco Bradesco ADR	484,393	4,219,063
Magazine Luiza †	49,400	1,611,454
		5,830,517
Canada – 2.41%
Canadian Imperial Bank of
Commerce	58,100	4,740,950
Dominion Diamond	76,600	742,238
Magna International Class A	99,415	4,316,757
Rogers Communications
Class B	62,986	2,430,000
Superior Plus	21,400	203,217
Teck Resources Class B	31,500	630,399
Tourmaline Oil †	6,200	165,823
		13,229,384
China/Hong Kong – 5.32%
Anhui Conch Cement *	1,018,000	2,754,899
BOC Hong Kong Holdings	376,500	1,340,926
BYD Class H *	421,000	2,206,803
China Construction Bank	1,587,000	1,215,373
China Life Insurance Class H	2,212,000	5,717,907
CLP Holdings	889,500	8,157,502
Melco Crown Entertainment
ADR	30,740	488,766
Orient Overseas International	656,000	2,713,917
Shanghai Fosun
Pharmaceutical Group
Class H *	898,000	2,740,979
Wharf Holdings	269,000	1,781,850
		29,118,922
Colombia – 0.60%
Bancolombia ADR	89,367	3,277,982
		3,277,982
Czech Republic – 0.41%
Komercni banka	65,916	2,271,479
		2,271,479
Denmark – 2.00%
GN Store Nord	81,635	1,688,239
H. Lundbeck †	168,229	6,830,272
Vestas Wind Systems	37,538	2,431,133
		10,949,644
Finland – 1.13%
Neste	161,940	6,197,046
		6,197,046
France – 4.41%
Atos	27,604	2,909,395
Christian Dior	2,828	592,499
Derichebourg	87,294	386,030
GDF Suez VVPR Strip =†	8,820	0
Gecina	15,623	2,157,818
Ipsen	20,818	1,504,205
IPSOS	23,199	728,828
Metropole Television	22,770	423,264
Peugeot †	150,150	2,445,519
Safran	64,227	4,619,455
Societe Generale	80,534	3,961,210
Sodexo	38,597	4,431,449
		24,159,672
Germany – 4.73%
adidas	15,254	2,405,832
AURELIUS Equity
Opportunities	19,778	1,156,360
Continental	23,571	4,541,111
Deutsche Lufthansa	453,002	5,839,527
Merck	32,946	3,430,367
METRO	18,829	625,822
Muenchener
Rueckversicherungs	17,956	3,391,492
OSRAM Licht	17,048	892,725
Suedzucker	103,898	2,476,574

(continues)       NQ-OPTIE [12/16] 2/17 (18642) 1

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Germany (continued)
TUI	82,466	$1,154,354
		25,914,164
India – 3.06%
Bharat Petroleum	261,420	2,442,064
ICICI Bank ADR	624,792	4,679,692
Oil & Natural Gas	1,499,169	4,214,266
Yes Bank	318,460	5,402,121
		16,738,143
Indonesia – 1.62%
Barito Pacific †	12,899,200	1,400,002
Indofood Sukses Makmur	4,324,800	2,532,967
Telekomunikasi Indonesia
Persero	16,746,000	4,926,545
		8,859,514
Ireland – 2.78%
AerCap Holdings †	88,864	3,697,631
ICON *†	153,614	11,551,773
		15,249,404
Israel – 3.87%
Bank Hapoalim	1,248,913	7,412,943
Bank Leumi Le-Israel †	1,259,694	5,176,817
Israel Discount Bank Class A †	49,030	101,751
Plus500	91,064	431,514
Taro Pharmaceutical
Industries †	44,567	4,691,568
Teva Pharmaceutical
Industries ADR	93,102	3,374,947
		21,189,540
Italy – 1.92%
Enel	446,776	1,963,893
La Doria	45,778	432,248
Prysmian	197,168	5,053,480
Recordati	107,536	3,047,284
		10,496,905
Japan – 13.82%
Adastria	53,400	1,381,635
Chubu Electric Power	78,800	1,096,532
Daikyo	247,000	494,295
Daito Trust Construction	39,600	5,953,377
Daiwa House Industry	224,600	6,124,927
Denso	161,200	6,972,946
EDION	62,400	584,342
Fuji Electric	318,000	1,642,057
Fujitsu	1,080,000	5,980,553
Gurunavi	54,100	1,071,970
Hitachi	645,000	3,477,932
Konami Holdings	84,200	3,398,166
Lion	162,000	2,655,403
Medipal Holdings	78,900	1,242,842
Miraca Holdings	44,300	1,981,360
Mitsubishi Electric	127,000	1,766,464
Mixi	122,300	4,456,372
NTT Data	59,100	2,855,218
Otsuka Holdings	77,400	3,371,576
Secom	80,600	5,888,967
Sumitomo Dainippon Pharma	130,900	2,246,810
Suzuken	88,500	2,890,635
Tanabe Management
Consulting	4,200	46,262
T-Gaia	78,900	1,281,938
Tokyo Electric Power
Holdings †	471,700	1,898,454
Yamada Denki	202,900	1,092,504
Yamazaki Baking	199,300	3,842,391
		75,695,928
Mexico – 0.63%
Grupo Financiero Banorte	700,400	3,449,689
		3,449,689
Netherlands – 3.73%
Core Laboratories *	58,416	7,012,257
PostNL †	290,580	1,248,358
Royal Dutch Shell Class A	446,427	12,176,558
		20,437,173
New Zealand – 0.80%
Spark New Zealand	1,326,047	3,137,719
Xero Private Placement †	104,850	1,274,688
		4,412,407
Norway – 2.66%
DNB	441,634	6,556,191
Norsk Hydro	764,899	3,650,658
Statoil ADR *	238,197	4,344,713
		14,551,562
Republic of Korea – 3.72%
Hansol Paper	11,277	183,877
Hyundai Mobis	18,471	4,032,648
Korea Electric Power	65,495	2,389,130
LG Display ADR	46,312	595,109
Samsung Electronics	7,869	11,711,536
SK Hynix	39,595	1,456,941
		20,369,241
Singapore – 1.08%
DBS Group Holdings	308,000	3,674,699

2 NQ-OPTIE [12/16] 2/17 (18642)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Singapore (continued)
United Industrial	1,166,000	$2,230,308
		5,905,007
Spain – 1.99%
Abertis Infraestructuras *	209,736	2,930,326
Amadeus IT Group	175,445	7,957,156
		10,887,482
Sweden – 1.19%
Boliden	72,945	1,894,746
Getinge Class B *	219,623	3,519,018
Probi	1,737	90,605
Svenska Cellulosa Class B	36,398	1,024,477
		6,528,846
Switzerland – 7.54%
Credit Suisse Group ADR †	247,623	3,543,485
Ferrexpo †	342,961	568,485
Galenica	4,855	5,470,849
Glencore †	1,028,071	3,473,733
Lonza Group †	41,089	7,101,379
Nestle	36,651	2,625,589
Novartis ADR *	91,107	6,636,234
Roche Holding	26,674	6,080,407
STMicroelectronics	312,876	3,546,276
Swiss Life Holding †	6,748	1,906,168
Zehnder Group †	11,237	354,637
		41,307,242
Taiwan – 3.00%
Advanced Semiconductor
Engineering	3,658,000	3,729,281
AU Optronics	4,201,000	1,525,549
Hon Hai Precision Industry	1,852,500	4,818,516
Taiwan Semiconductor
Manufacturing	1,135,000	6,357,425
		16,430,771
Thailand – 0.42%
PTT Exploration & Production
NVDR	479,000	1,282,994
PTT NVDR	97,400	1,008,465
		2,291,459
Turkey – 1.07%
Akbank	2,104,050	4,657,647
Turkiye Halk Bankasi	455,129	1,202,650
		5,860,297
United Kingdom – 11.83%
Anglo American †	66,992	946,520
Bae Systems	171,743	1,249,181
Barclays	2,597,908	7,129,563
British American Tobacco	40,185	2,277,502
Compass Group	75,319	1,392,013
Debenhams	1,953,525	1,379,511
Diageo	223,381	5,796,704
HSBC Holdings	653,538	5,273,147
Imperial Brands	47,294	2,061,098
Indivior	377,052	1,373,843
Investec	329,179	2,158,953
ITV	1,770,082	4,494,250
Kingfisher	419,430	1,807,068
Legal & General Group	520,920	1,586,919
Metro Bank †	60,572	2,177,567
Mondi	113,887	2,325,829
National Grid	176,813	2,065,839
Persimmon	25,934	565,819
Rio Tinto	164,797	6,291,620
Rio Tinto ADR *	102,535	3,943,496
Rolls-Royce Holdings †	66,543	546,551
Shire	139,580	7,969,912
		64,812,905
United States – 3.24%
Carnival	126,653	6,593,555
International Game
Technology	257,548	6,572,625
Project Star =†	142	3,453,717
Project Star Series G =†	47	1,143,132
		17,763,029
Total Common Stock
(cost $538,423,220)		539,007,802

Exchange-Traded Fund – 0.93%
iShares MSCI EAFE ETF	88,490	5,108,528

Total Exchange-Traded Fund
(cost $5,050,150)		5,108,528

(continues)      NQ-OPTIE [12/16] 2/17 (18642) 3

Schedule of investments

Optimum International Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments – 0.77%
Discount Notes – 0.53%≠
Federal Home Loan Bank
0.366% 1/27/17	147,337	$147,301
0.379% 2/3/17	73,668	73,637
0.414% 1/25/17	843,528	843,337
0.483% 1/30/17	919,137	918,881
0.499% 2/15/17	229,784	229,650
0.501% 2/6/17	689,353	689,033
		2,901,839
Repurchase Agreements – 0.24%
Bank of America Merrill Lynch
0.41%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $438,068
(collateralized by U.S.
government obligations
2.00% 8/15/25;
market value $446,809)	438,048	438,048
Bank of Montreal
0.30%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $511,073
(collateralized by U.S.
government obligations
0.00%–4.375%
5/15/18–11/15/44; market
value $521,278)	511,056	511,056
BNP Paribas
0.48%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $349,914
(collateralized by U.S.
government obligations
2.125%
12/31/22; market value
$356,894)	349,895	349,896
		1,299,000
Total Short-Term
Investments
(cost $4,200,628)		4,200,839

Total Value of Securities
Before Securities Lending
Collateral – 100.10%
(cost $547,673,998)		548,317,169

	Number of
	shares
Securities Lending Collateral – 4.64%
Certificates of Deposit – 0.73%≠
Australia & New Zealand
Banking Group (London)
0.70% 1/3/17	1,144,000	1,144,000
Canadian Imperial Bank of
Commerce (Cayman)
0.52% 1/3/17	889,000	889,000
National Australia Bank
(Cayman) 0.48% 1/3/17	1,144,000	1,144,000
Royal Bank of Canada
(Toronto) 0.50% 1/3/17	813,000	813,000
		3,990,000
Commercial Paper – 0.05%
American Honda Finance
0.65% 1/27/17 ≠	249,895	249,895
		249,895
Floating Rate Notes – 0.65%
Bank of Montreal (Chicago)
1.03% 1/5/17 ●	285,021	285,021
1.25% 5/15/17 ●	278,285	278,285
Bank of Nova Scotia
1.04% 1/3/17 ●	339,017	339,017
1.36% 6/9/17 ●	200,234	200,234
Bank of Nova Scotia (Toronto)
1.24% 2/17/17 ●	312,219	312,219
Canadian Imperial Bank of
Commerce
1.26% 3/3/17 ●	255,265	255,265
Chase Bank USA
1.35% 6/9/17 ●	261,294	261,294
CommonWealth Bank
Australia 1.18% 11/3/17 ●	251,061	251,061
Royal Bank of Canada
1.32% 6/2/17 ●	331,380	331,380
Wells Fargo Bank
1.24% 11/7/17 ●	272,187	272,187
1.33% 6/1/17 ●	315,244	315,244
WestPac Banking
1.30% 3/2/17 ●	180,160	180,160

4 NQ-OPTIE [12/16] 2/17 (18642)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Securities Lending Collateral (continued)
Floating Rate Notes (continued)
WestPac Banking (New York)
0.95% 6/1/17 ●	284,989	$284,989
		3,566,356
Repurchase Agreements – 3.21%≠
Bank of Nova Scotia
0.50%, dated 12/30/16 to
be repurchased on 1/3/17,
repurchase price
$5,778,582 (collateralized
by U.S.
government obligations
1.75%
12/31/20; market value
$5,894,406)	5,778,502	5,778,502
BNP Paribas
0.50%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price
$5,917,357 (collateralized
by U.S.
government obligations
0.00%-3.50%
12/31/16-11/15/20;
market value $6,035,623)	5,917,275	5,917,275
JP Morgan Securities
0.50%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price
$5,917,357 (collateralized
by U.S.
government obligations
0.125%-2.375%
1/15/17-1/15/21; market
value $6,035,929)	5,917,275	5,917,275
		17,613,052
Total Securities Lending
Collateral
(cost $25,419,303)		25,419,303
Total Value of
Securities – 104.74%
(cost $573,093,301)		573,736,472 ■
Obligation to Return
Securities Lending
Collateral – (4.64%)		(25,419,303)
Liabilities Net of
Receivables and Other
Assets – (0.10%)		(543,318)
Net Assets Applicable to
48,215,383 Shares
Outstanding – 100.00%		$547,773,851
____________________

*	Fully or partially on loan.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2016, the aggregate value of fair valued securities was $8,022,982, which represents 1.46% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $33,674,062 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.
●	Variable rate security. Each rate shown is as of Dec. 31, 2016.Interest rates reset periodically.

The following foreign currency exchange contracts were outstanding at Dec. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contract to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BBH	HKD	105,657	USD	(13,623)	1/3/17	$2
BBH	JPY	(11,338,726)	USD	96,493	1/4/17	(565)
BBH	JPY	(26,714,018)	USD	228,880	1/5/17	192
BBH	JPY	23,087,600	USD	(197,788)	1/6/17	(127)
BBH	MXN	1,193,188	USD	(57,642)	1/3/17	(118)
BBH	MXN	613,720	USD	(29,622)	1/4/17	(39)
						$(655)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

(continues)      NQ-OPTIE [12/16] 2/17 (18642) 5

Schedule of investments

Optimum International Fund (Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
BBH – Brown Brothers Harriman
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
HKD – Hong Kong Dollar
JPY – Japanese Yen
MXN – Mexico Peso
NVDR – Non-Voting Depositor Receipt
USD – U.S. Dollar
VVPR Strip – Dividend Coupon

6 NQ-OPTIE [12/16] 2/17 (18642)

Notes

Optimum International Fund
December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$573,093,301
Aggregate unrealized appreciation of investments	$65,673,594
Aggregate unrealized depreciation of investments	(65,030,423)
Net unrealized appreciation of investments	$643,171

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-OPTIE [12/16] 2/17 (18642) 7

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$2,541,883	$6,639,588	$—	$9,181,471
Austria	828,741	15,656,697	3,426,133	19,911,571
Bermuda	5,729,406	—	—	5,729,406
Brazil	5,830,517	—	—	5,830,517
Canada	13,229,384	—	—	13,229,384
China/Hong Kong	488,766	28,630,156	—	29,118,922
Colombia	3,277,982	—	—	3,277,982
Czech Republic	—	2,271,479	—	2,271,479
Denmark	—	10,949,644	—	10,949,644
Finland	—	6,197,046	—	6,197,046
France	1,114,858	23,044,814	—	24,159,672
Germany	—	25,914,164	—	25,914,164
India	4,679,692	12,058,451	—	16,738,143
Indonesia	—	8,859,514	—	8,859,514
Ireland	15,249,404	—	—	15,249,404
Israel	8,498,029	12,691,511	—	21,189,540
Italy	3,479,532	7,017,373	—	10,496,905
Japan	—	75,695,928	—	75,695,928
Mexico	3,449,689	—	—	3,449,689
Netherlands	7,012,257	13,424,916	—	20,437,173
New Zealand	1,274,688	3,137,719	—	4,412,407
Norway	4,344,713	10,206,849	—	14,551,562
Republic of Korea	595,109	19,774,132	—	20,369,241
Singapore	2,230,308	3,674,699	—	5,905,007
Spain	—	10,887,482	—	10,887,482
Sweden	—	6,528,846	—	6,528,846
Switzerland	10,748,204	30,559,038	—	41,307,242
Taiwan	—	16,430,771	—	16,430,771
Thailand	—	2,291,459	—	2,291,459
Turkey	—	5,860,297	—	5,860,297
United Kingdom	5,323,007	59,489,898	—	64,812,905
United States	13,166,180	—	4,596,849	17,763,029
Exchange-Traded Fund	5,108,528	—	—	5,108,528
Short-Term Investments	—	4,200,839	—	4,200,839
Securities Lending Collateral	—	25,419,303	—	25,419,303
Total Value of Securities	$118,200,877	$447,512,613	$8,022,982	$573,736,472

8 NQ-OPTIE [12/16] 2/17 (18642)

(Unaudited)

Securities	Level 1	Level 2	Level 3	Total
Foreign Currency Exchange
Contracts	$—	$(655)	$—	$(655)

The securities that have been deemed worthless in the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Dec. 31, 2016, the majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the Fund’s “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTIE [12/16] 2/17 (18642) 9

Schedule of investments

Optimum Large Cap Growth Fund
December 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.43%✧
Consumer Discretionary – 21.72%
Amazon.com †	122,032	$91,508,136
AutoZone †	10,986	8,676,633
CBS Class B	134,909	8,582,911
Comcast Class A	290,028	20,026,433
Ctrip.com International ADR †	81,300	3,252,000
Delphi Automotive (United
Kingdom)	132,041	8,892,961
Dollar General	35,700	2,644,299
Ferrari (Italy) †	98,790	5,743,651
Flipkart Limited =†	1,530	142,520
Flipkart Limited Series A =†	522	48,624
Flipkart Limited Series C =†	921	85,791
Flipkart Limited Series E =†	1,712	159,473
Flipkart Limited Series G =†	7,188	669,562
Flipkart Limited Series H =†	6,977	649,908
Hanesbrands	67,800	1,462,446
Hilton Worldwide Holdings †	126,000	3,427,200
Home Depot	119,032	15,959,810
Johnson Controls
International	115,218	4,745,829
Las Vegas Sands	79,600	4,251,436
Lowe’s	91,300	6,493,256
Marriott International Class A	122,949	10,165,423
MGM Resorts International †	239,770	6,912,569
Netflix †	36,405	4,506,939
Newell Brands	293,078	13,085,933
NIKE Class B	27,665	1,406,212
O’Reilly Automotive †	17,300	4,816,493
Priceline Group †	21,300	31,227,078
PVH	43,612	3,935,547
Ross Stores	82,000	5,379,200
ServiceMaster Global
Holdings †	79,386	2,990,470
Signet Jewelers (Bermuda)	32,485	3,062,036
Starbucks	168,205	9,338,742
Tesla Motors †	46,726	9,984,879
Time Warner	41,463	4,002,423
Tractor Supply	77,043	5,840,630
Yum! Brands	47,400	3,001,842
		307,079,295
Consumer Staples – 4.07%
Costco Wholesale	32,345	5,178,758
Molson Coors Brewing
Class B	99,236	9,656,655
Mondelez International	140,500	6,228,365
PepsiCo	100,516	10,516,989
Philip Morris International	192,481	17,610,087
Walgreens Boots Alliance	100,894	8,349,987
		57,540,841
Energy – 1.06%
Anadarko Petroleum	116,328	8,111,551
Halliburton	62,583	3,385,115
Pioneer Natural Resources	19,453	3,502,902
		14,999,568
Financials – 4.77%
Bank of America	217,825	4,813,933
Charles Schwab	134,000	5,288,980
First Republic Bank	16,137	1,486,863
Intercontinental Exchange	276,395	15,594,206
JPMorgan Chase & Co.	65,463	5,648,802
Morgan Stanley	428,885	18,120,391
S&P Global	13,766	1,480,396
State Street	76,200	5,922,264
TD Ameritrade Holding	134,372	5,858,619
Wells Fargo & Co.	57,480	3,167,723
WeWork Companies =†	2,473	80,125
		67,462,302
Healthcare – 15.67%
ACADIA Pharmaceuticals †	68,100	1,964,004
Aetna	93,252	11,564,181
Alexion Pharmaceuticals †	83,078	10,164,593
Allergan †	87,975	18,475,630
Anthem	22,000	3,162,940
Biogen †	53,749	15,242,141
BioMarin Pharmaceutical †	41,972	3,476,960
Boston Scientific †	159,162	3,442,674
Bristol-Myers Squibb	105,260	6,151,394
Celgene †	131,955	15,273,791
Centene †	70,569	3,987,854
Cigna	31,500	4,201,785
Danaher	188,341	14,660,463
DexCom †	74,729	4,461,321
Edwards Lifesciences †	74,521	6,982,618
Eli Lilly & Co.	45,274	3,329,903
Envision Healthcare †	23,033	1,457,759
Gilead Sciences	42,967	3,076,867
Humana	51,398	10,486,734
Illumina †	31,637	4,050,802
Incyte †	53,177	5,332,058
Intuitive Surgical †	17,800	11,288,226
Medtronic	54,695	3,895,925
Stryker	71,700	8,590,377
Thermo Fisher Scientific	19,421	2,740,303

(continues)      NQ-OPTLG [12/16] 2/17 (18640) 1

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock✧ (continued)
Healthcare (continued)
UnitedHealth Group	180,146	$28,830,566
Vertex Pharmaceuticals †	131,127	9,660,126
Zoetis	105,800	5,663,474
		221,615,469
Industrials – 7.15%
American Airlines Group	221,601	10,346,551
Boeing	65,400	10,181,472
Delta Air Lines	33,300	1,638,027
Equifax	8,843	1,045,508
FedEx	21,700	4,040,540
Fortive	71,700	3,845,271
General Electric	75,652	2,390,603
HD Supply Holdings †	175,386	7,455,659
Honeywell International	260,097	30,132,238
IHS Markit (United Kingdom)
Class A †	72,198	2,556,531
Illinois Tool Works	12,200	1,494,012
Lockheed Martin	19,151	4,786,601
Roper Technologies	30,400	5,565,632
Southwest Airlines	82,823	4,127,898
Union Pacific	68,611	7,113,588
Verisk Analytics Class A †	34,725	2,818,628
Wabtec	17,915	1,487,303
		101,026,062
Information Technology – 38.55%
Activision Blizzard	56,877	2,053,828
Adobe Systems †	75,219	7,743,796
Alibaba Group Holding ADR †	149,458	13,123,907
Alphabet Class A †	33,600	26,626,320
Alphabet Class C †	103,052	79,537,594
Apple	478,077	55,370,878
ASML Holding (Netherlands)	55,700	6,249,540
Autodesk †	49,155	3,637,962
Broadcom	87,970	15,550,457
Cognizant Technology
Solutions
Class A †	25,652	1,437,282
Dropbox Class A =†	61,727	592,579
eBay †	124,446	3,694,802
Electronic Arts †	130,196	10,254,237
Facebook Class A †	528,677	60,824,289
Fidelity National Information
Services	24,100	1,822,924
Fiserv †	55,094	5,855,390
Mastercard Class A	156,300	16,137,975
MercadoLibre	18,800	2,935,432
Micron Technology †	155,255	3,403,190
Microsemi †	77,528	4,184,186
Microsoft	1,133,179	70,415,743
NVIDIA	43,900	4,685,886
NXP Semiconductors
(Netherlands) †	179,451	17,587,992
Palo Alto Networks †	31,571	3,947,954
PayPal Holdings †	360,600	14,232,882
QUALCOMM	58,084	3,787,077
Red Hat †	40,617	2,831,005
Sabre	133,108	3,321,045
salesforce.com †	294,249	20,144,287
ServiceNow †	138,314	10,282,263
Tencent Holdings (China)
(Hong Kong Exchange)	371,400	9,005,378
VeriSign †	57,743	4,392,510
Visa Class A	592,909	46,258,760
Western Digital	51,263	3,483,321
Workday Class A †	54,900	3,628,341
Yahoo †	154,554	5,976,603
		545,017,615
Materials – 1.32%
Air Products & Chemicals	60,355	8,680,256
Ashland Global Holdings	18,100	1,978,149
Martin Marietta Materials	13,289	2,943,912
Monsanto	17,100	1,799,091
Sherwin-Williams	6,636	1,783,359
WR Grace & Co	20,978	1,418,952
		18,603,719
Real Estate – 2.14%
American Tower	104,500	11,043,560
Blackstone Mortgage Trust	123,844	3,723,989
Crown Castle International	125,454	10,885,644
Equinix	13,000	4,646,330
		30,299,523
Telecommunication Services – 0.34%
Level 3 Communications †	30,848	1,738,593
T-Mobile US †	54,000	3,105,540
		4,844,133
Utilities – 0.64%
AMETEK	80,408	3,907,829
NextEra Energy	42,900	5,124,834
		9,032,663
Total Common Stock
(cost $1,179,585,532)		1,377,521,190

Convertible Preferred Stock – 0.65%
Airbnb Private Placement =†	36,741	3,664,915

2 NQ-OPTLG [12/16] 2/17 (18640)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Convertible Preferred Stock (continued)
Magic Leap =†	43,435	$950,416
Snapchat =†	37,203	1,085,732
Uber Technologies
Series G =†	34,197	1,584,470
WeWork Companies
Series E =†	22,244	720,706
Xiaoju Kuaizhi (China) =†	32,416	1,177,211
Total Convertible Preferred
Stock (cost $7,640,622)		9,183,450

U.S. Master Limited Partnerships – 0.47%
Blackstone Group	248,003	6,703,521
Total U.S. Master Limited
Partnerships
(cost $7,473,026)		6,703,521

	Principal
	amount°
Short-Term Investments – 1.09%
Repurchase Agreements – 1.09%
Bank of America Merrill Lynch
0.41%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price
$5,185,662 (collateralized
by U.S. government
obligations
2.00% 8/15/25;
market value $5,289,134)	5,185,426	5,185,426
Bank of Montreal
0.30%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price
$6,049,865 (collateralized
by U.S. government
obligations
0.00%–4.375%
5/15/18–11/15/44; market
value $6,170,659)	6,049,663	6,049,663
BNP Paribas
0.48%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price
$4,142,132 (collateralized
by U.S. government
obligations 2.125%
12/31/22; market value
$4,224,751)	4,141,911	4,141,911
		15,377,000
Total Short-Term
Investments
(cost $15,377,000)		15,377,000

Total Value of
Securities – 99.64%
(cost $1,210,076,180)		1,408,785,161
Receivables and Other
Assets Net of
Liabilities – 0.36%		5,132,722
Net Assets Applicable to
89,556,185 Shares
Outstanding – 100.00%		$1,413,917,883

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2016, the aggregate value of fair valued securities was $11,612,032, which represents 0.82% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-OPTLG [12/16] 2/17 (18640) 3

Notes

Optimum Large Cap Growth Fund
December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,210,076,180
Aggregate unrealized appreciation of investments	$222,252,011
Aggregate unrealized depreciation of investments	(23,543,030)
Net unrealized appreciation of investments	$198,708,981

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

4 NQ-OPTLG [12/16] 2/17 (18640)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$305,323,417	$—	$1,755,878	$307,079,295
Consumer Staples	57,540,841	—	—	57,540,841
Energy	14,999,568	—	—	14,999,568
Financials	67,382,177	—	80,125	67,462,302
Healthcare	221,615,469	—	—	221,615,469
Industrials	101,026,062	—	—	101,026,062
Information Technology	535,419,658	9,597,957	—	545,017,615
Materials	18,603,719	—	—	18,603,719
Real Estate	30,299,523	—	—	30,299,523
Telecommunication Services	4,844,133	—	—	4,844,133
Utilities	9,032,663	—	—	9,032,663
Convertible Preferred Stock	—	—	9,183,450	9,183,450
U.S. Master Limited Partnerships	6,703,521	—	—	6,703,521
Short-Term Investments	—	15,377,000	—	15,377,000
Total Value of Securities	$1,372,790,751	$24,974,957	$11,019,453	$1,408,785,161

As a result of utilizing international fair value pricing at Dec. 31, 2016, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the treshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

NQ-OPTLG [12/16] 2/17 (18640) 5

(Unaudited)

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the Fund’s “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no other material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

6 NQ-OPTLG [12/16] 2/17 (18640)

Schedule of investments

Optimum Large Cap Value Fund
December 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.17%✧
Consumer Discretionary – 6.97%
Advance Auto Parts	9,682	$1,637,420
CBS Class B	127,018	8,080,885
Comcast Class A Special	260,057	17,956,936
Delphi Automotive
(United Kingdom)	87,515	5,894,135
Hanesbrands	108,252	2,334,996
Harley-Davidson	58,109	3,390,079
Home Depot	47,465	6,364,107
Interpublic Group	111,272	2,604,878
Newell Brands	24,772	1,106,070
Omnicom Group	115,336	9,816,247
PulteGroup	334,069	6,140,188
PVH	70,575	6,368,688
Skechers U.S.A. Class A †	250,790	6,164,418
Target	46,203	3,337,243
Time Warner	126,085	12,170,985
Walt Disney	15,170	1,581,017
		94,948,292
Consumer Staples – 8.86%
Altria Group	57,037	3,856,842
Archer-Daniels-Midland	122,610	5,597,148
Coty Class A	188,962	3,459,894
CVS Health	142,611	11,253,434
Danone (France)	43,379	2,744,960
Diageo (United Kingdom)	254,255	6,597,880
General Mills	102,546	6,334,266
JM Smucker	27,640	3,539,578
Kroger	193,919	6,692,145
Mead Johnson Nutrition	23,986	1,697,249
Nestle (Switzerland)	146,198	10,473,272
PepsiCo	133,277	13,944,773
Philip Morris International	239,846	21,943,511
Procter & Gamble	193,672	16,283,942
Tyson Foods Class A	100,025	6,169,542
		120,588,436
Energy – 9.34%
Antero Resources †	364,548	8,621,560
Chevron	208,307	24,517,734
ConocoPhillips	279,244	14,001,294
Energen †	107,606	6,205,638
EOG Resources	225,150	22,762,665
Exxon Mobil	238,632	21,538,924
Halliburton	151,658	8,203,181
Occidental Petroleum	81,384	5,796,982
Schlumberger	99,030	8,313,569
Valero Energy	104,074	7,110,336
		127,071,883
Financials – 27.12%
Allstate	126,810	9,399,157
American Express	183,092	13,563,455
American International
Group	137,242	8,963,275
Ameriprise Financial	66,997	7,432,647
Aon (United Kingdom)	91,250	10,177,113
Bank of America	1,075,289	23,763,887
Bank of New York Mellon	163,847	7,763,071
Berkshire Hathaway Class B †	27,527	4,486,350
BlackRock	16,780	6,385,461
Chubb (Switzerland)	203,587	26,897,914
Citigroup	205,362	12,204,664
Discover Financial Services	154,062	11,106,330
Franklin Resources	87,878	3,478,211
Goldman Sachs Group	68,961	16,512,711
Huntington Bancshares	764,529	10,107,073
JPMorgan Chase & Co.	691,017	59,627,857
MetLife	285,481	15,384,571
Moody’s	41,186	3,882,604
Nasdaq	106,708	7,162,241
PNC Financial Services Group	75,036	8,776,211
Prudential Financial	57,445	5,977,727
S&P Global	11,819	1,271,015
State Street	217,756	16,923,996
SunTrust Banks	238,258	13,068,451
Travelers	112,798	13,808,731
U.S. Bancorp	308,861	15,866,190
Wells Fargo & Co.	637,684	35,142,765
		369,133,678
Healthcare – 13.68%
Abbott Laboratories	183,239	7,038,210
Amgen	36,129	5,282,421
Becton Dickinson and Co.	27,659	4,578,947
Cigna	25,437	3,393,041
Danaher	168,579	13,122,189
Eli Lilly & Co.	156,884	11,538,818
Express Scripts Holding †	53,261	3,663,824
Gilead Sciences	81,741	5,853,473
Johnson & Johnson	279,865	32,243,247
McKesson	31,568	4,433,726
Medtronic (Ireland)	358,320	25,523,134
Merck & Co.	162,330	9,556,367
Novartis (Switzerland)	20,982	1,525,884
Pfizer	837,717	27,209,048
Roche Holding (Switzerland)	5,967	1,360,193
St. Jude Medical	64,356	5,160,708
Thermo Fisher Scientific	51,106	7,211,057

(continues)     NQ-OPTLV [12/16] 2/17 (18641) 1

Schedule of investments

Optimum Large Cap Value Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock✧ (continued)
Healthcare (continued)
UnitedHealth Group	67,534	$10,808,141
VCA †	96,976	6,657,402
		186,159,830
Industrials – 12.79%
3M	74,989	13,390,786
Canadian National Railway
(Canada)	52,784	3,557,642
Delta Air Lines	195,705	9,626,729
Eaton	86,372	5,794,697
Equifax	20,882	2,468,879
Fluor	94,353	4,955,420
General Electric	302,974	9,573,978
Honeywell International	106,268	12,311,148
Illinois Tool Works	49,944	6,116,142
Ingersoll-Rand	49,138	3,687,316
Johnson Controls
International	300,173	12,364,126
Lockheed Martin	30,838	7,707,650
Northrop Grumman	77,637	18,056,813
Parker-Hannifin	79,654	11,151,560
Pentair (United Kingdom)	47,871	2,684,127
Raytheon	35,268	5,008,056
Stanley Black & Decker	102,863	11,797,357
Union Pacific	48,325	5,010,336
United Parcel Service Class B	88,784	10,178,198
United Technologies	70,670	7,746,845
Waste Management	153,109	10,856,959
		174,044,764
Information Technology – 7.85%
Accenture Class A (Ireland)	149,251	17,481,770
Amdocs	28,352	1,651,504
Apple	41,861	4,848,341
Cisco Systems	361,961	10,938,461
Cognizant Technology
Solutions Class A †	45,070	2,525,272
Fidelity National Information
Services	79,318	5,999,614
Fiserv †	28,429	3,021,434
Hewlett Packard Enterprise	278,570	6,446,110
Intel	449,158	16,290,961
International Business
Machines	28,100	4,664,319
Microsoft	118,512	7,364,336
Oracle	103,200	3,968,040
QUALCOMM	171,445	11,178,214
Texas Instruments	143,298	10,456,455
		106,834,831
Materials – 4.78%
Crown Holdings †	60,430	3,176,805
Dow Chemical	198,697	11,369,442
EI du Pont de Nemours & Co.	68,134	5,001,036
International Paper	114,003	6,048,999
LyondellBasell Industries
Class A	93,660	8,034,155
Monsanto	24,228	2,549,028
Nucor	118,075	7,027,824
PPG Industries	129,655	12,286,108
Sherwin-Williams	14,055	3,777,141
WestRock	114,671	5,821,847
		65,092,385
Real Estate – 1.55%
Equity LifeStyle Properties	88,980	6,415,458
Kimco Realty	248,822	6,260,362
Prologis	159,846	8,438,270
		21,114,090
Telecommunication Services – 3.07%
AT&T	550,871	23,428,544
Verizon Communications	343,293	18,324,980
		41,753,524
Utilities – 3.16%
American Electric Power	124,974	7,868,363
DTE Energy	90,701	8,934,956
Duke Energy	72,089	5,595,548
Edison International	140,728	10,131,009
Public Service Enterprise
Group	192,083	8,428,602
Xcel Energy	50,190	2,042,733
		43,001,211

Total Common Stock
(cost $1,170,850,822)		1,349,742,924

2 NQ-OPTLV [12/16] 2/17 (18641)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments – 0.61%
Discount Notes – 0.22% ≠
Federal Home Loan Bank
0.366% 1/27/17	520,752	$520,624
0.379% 2/3/17	260,376	260,266
0.47% 1/25/17	576,342	576,211
0.483% 1/30/17	815,385	815,159
0.499% 2/15/17	203,846	203,727
0.501% 2/6/17	611,539	611,256
		2,987,243
Repurchase Agreements – 0.39%
Bank of America Merrill Lynch
0.41%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price
$1,810,615 (collateralized
by U.S. government
obligations
2.00% 8/15/25;
market value $1,846,743)	1,810,532	1,810,532
Bank of Montreal
0.30%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price
$2,112,358 (collateralized
by U.S. government
obligations
0.00%–4.375%
5/15/18–11/15/44; market
value $2,154,534)	2,112,287	2,112,287
BNP Paribas
0.48%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price
$1,446,258 (collateralized
by U.S. government
obligations 2.125%
12/31/22; market value
$1,475,105)	1,446,181	1,446,181
		5,369,000

Total Short-Term
Investments
(cost $8,356,043)		8,356,243
Total Value of
Securities – 99.78%
(cost $1,179,206,865)		1,358,099,167
Receivables and Other
Assets Net of
Liabilities – 0.22%		2,945,866
Net Assets Applicable to
91,712,193 Shares
Outstanding – 100.00%		$1,361,045,033
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

(continues)     NQ-OPTLV [12/16] 2/17 (18641) 3

Notes

Optimum Large Cap Value Fund
December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,179,206,865
Aggregate unrealized appreciation of investments	$201,729,432
Aggregate unrealized depreciation of investments	(22,837,130)
Net unrealized appreciation of investments	$178,892,302

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

4 NQ-OPTLV [12/16] 2/17 (18641)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$94,948,292	$—	$94,948,292
Consumer Staples	100,772,324	19,816,112	120,588,436
Energy	127,071,883	—	127,071,883
Financials	369,133,678	—	369,133,678
Healthcare	183,273,753	2,886,077	186,159,830
Industrials	174,044,764	—	174,044,764
Information Technology	106,834,831	—	106,834,831
Materials	65,092,385	—	65,092,385
Real Estate	21,114,090	—	21,114,090
Telecommunication Services	41,753,524	—	41,753,524
Utilities	43,001,211	—	43,001,211
Short-Term Investments	—	8,356,243	8,356,243
Total Value of Securities	$1,327,040,735	$31,058,432	$1,358,099,167

As a result of utilizing international fair value pricing at Dec. 31, 2016, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the net assets. During the period ended Dec. 31, 2016, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the Fund’s “Schedule of investments” and accompanying notes.

NQ-OPTLV [12/16] 2/17 (18641) 5

(Unaudited)

4. Subsequent Events

Management has determined that no other material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6 NQ-OPTLV [12/16] 2/17 (18641)

Schedule of investments

Optimum Small-Mid Cap Growth Fund
December 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 96.83%✧
Consumer Discretionary – 17.07%
At Home Group †	47,995	$702,167
BorgWarner	131,100	5,170,584
Burlington Stores †	82,748	7,012,893
Chico’s FAS	83,906	1,207,407
Dave & Buster’s
Entertainment †	24,600	1,384,980
Del Taco Restaurants †	102,244	1,443,685
Dick’s Sporting Goods	39,853	2,116,194
Expedia	8,800	996,864
Extended Stay America	126,803	2,047,869
Gentherm †	64,183	2,172,594
G-III Apparel Group †	19,500	576,420
Houghton Mifflin Harcourt †	93,641	1,016,005
IMAX (Canada) †	170,045	5,339,413
iRobot †	45,100	2,636,095
Jack in the Box	8,500	948,940
Kate Spade †	68,516	1,279,194
Lions Gate Entertainment
Class A †	34,643	931,897
Lions Gate Entertainment
Class B †	34,643	850,139
Media General †	50,031	942,084
Monro Muffler Brake	26,972	1,542,798
Nordstrom	44,500	2,132,885
Norwegian Cruise Line
Holdings †	33,800	1,437,514
Panera Bread Class A †	8,500	1,743,265
Party City Holdco †	101,666	1,443,657
PVH	11,400	1,028,736
Royal Caribbean Cruises	58,000	4,758,320
Sportsman’s Warehouse
Holdings †	103,889	975,518
Tempur Sealy International †	18,922	1,291,994
Tenneco †	75,000	4,685,250
Tower International	40,610	1,151,294
Ulta Salon Cosmetics &
Fragrance †	15,400	3,926,076
Vail Resorts	24,600	3,968,226
William Lyon Homes Class A †	63,279	1,204,199
Zoe’s Kitchen †	55,827	1,339,290
Zumiez †	42,600	930,810
		72,335,256
Consumer Staples – 2.39%
Central Garden & Pet Class
A †	71,269	2,202,212
Inter Parfums	64,400	2,109,100
Snyder’s-Lance	151,578	5,811,500
		10,122,812
Energy – 4.40%
Diamondback Energy †	36,865	3,725,577
Fairmount Santrol Holdings †	132,181	1,558,414
GasLog (Monaco)	80,732	1,299,785
Mammoth Energy Services †	4,796	72,899
Newfield Exploration †	96,200	3,896,100
Oasis Petroleum †	89,351	1,352,774
Parsley Energy Class A †	30,400	1,071,296
PDC Energy †	18,117	1,314,932
QEP Resources †	69,154	1,273,125
US Silica Holdings	36,700	2,080,156
Whiting Petroleum †	83,900	1,008,478
		18,653,536
Financials – 8.31%
Argo Group International
Holdings (Bermuda)	42,730	2,815,907
Comerica	28,600	1,947,946
E*TRADE Financial †	120,400	4,171,860
Essent Group †	72,238	2,338,344
Evercore Partners Class A	36,195	2,486,597
First Republic Bank	39,300	3,621,102
Radian Group	126,400	2,272,672
ServisFirst Bancshares	36,184	1,354,729
Signature Bank †	9,875	1,483,225
Stifel Financial †	44,037	2,199,648
SVB Financial Group †	16,516	2,835,137
Virtu Financial Class A	105,849	1,688,291
Virtus Investment Partners	14,308	1,689,059
Zions Bancorporation	100,300	4,316,912
		35,221,429
Healthcare – 19.55%
ABIOMED †	13,400	1,509,912
Accuray †	121,555	559,153
Alder Biopharmaceuticals †	30,489	634,171
Align Technology †	48,821	4,693,163
Alnylam Pharmaceuticals †	17,755	664,747
AMN Healthcare Services †	67,488	2,594,914
Analogic	17,574	1,457,763
AtriCure †	87,496	1,712,297
Bluebird Bio †	11,400	703,380
Cerus †	295,769	1,286,595
Coherus Biosciences †	42,555	1,197,923
DexCom †	25,475	1,520,857
Emergent BioSolutions †	26,500	870,260
Ensign Group	85,552	1,900,110
Evolent Health Class A †	113,011	1,672,563
Flexion Therapeutics †	63,485	1,207,485
Galapagos ADR †	11,669	749,033

(continues)     NQ-OPTSG [12/16] 2/17 (18645) 1

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock✧ (continued)
Healthcare (continued)
HealthEquity †	61,528	$2,493,115
HealthSouth	52,900	2,181,596
ICON (Ireland) †	37,107	2,790,446
IDEXX Laboratories †	63,000	7,388,010
Inogen †	33,036	2,219,028
Intra-Cellular Therapies †	43,500	656,415
Intrexon †	27,111	658,797
K2M Group Holdings †	179,038	3,587,922
Lexicon Pharmaceuticals †	68,431	946,401
LifePoint Health †	18,189	1,033,135
Medidata Solutions †	25,349	1,259,085
Mettler-Toledo International †	5,090	2,130,470
Neurocrine Biosciences †	16,200	626,940
Nevro †	70,090	5,092,739
Novocure (United Kingdom) †	98,087	769,983
NuVasive †	21,400	1,441,504
Obalon Therapeutics †	25,080	221,958
Pacira Pharmaceuticals †	31,947	1,031,888
Portola Pharmaceuticals †	39,201	879,670
Radius Health †	18,987	722,076
Spectranetics †	80,517	1,972,667
Surgery Partners †	97,107	1,539,146
Teladoc †	58,074	958,221
TESARO †	29,054	3,907,182
Ultragenyx Pharmaceutical †	12,900	906,999
Vocera Communications †	172,854	3,196,070
WellCare Health Plans †	40,100	5,496,908
Wright Medical Group
(Netherlands) †	77,925	1,790,717
		82,833,414
Industrials – 12.62%
AMETEK	83,300	4,048,380
AO Smith	49,418	2,339,942
Apogee Enterprises	54,714	2,930,482
Chicago Bridge & Iron
(Netherlands)	24,500	777,875
Copart †	57,582	3,190,619
Dycom Industries †	20,800	1,670,032
EnPro Industries	34,630	2,332,677
Genesee & Wyoming †	72,639	5,041,873
Granite Construction	43,156	2,373,580
Hub Group Class A †	34,657	1,516,244
KAR Auction Services	42,009	1,790,423
Masonite International †	21,742	1,430,624
Mercury Systems †	49,900	1,507,978
Middleby †	35,200	4,534,112
NCI Building Systems †	108,706	1,701,249
On Assignment †	61,537	2,717,474
PGT Innovations †	152,768	1,749,193
RPX †	75,821	818,867
Spirit Airlines †	71,100	4,113,846
SPX †	37,407	887,294
Swift Transportation †	63,272	1,541,306
Wabash National	165,782	2,622,671
West	73,884	1,829,368
		53,466,109
Information Technology – 29.26%
2U †	74,573	2,248,376
Acxiom †	105,309	2,822,281
Applied Micro Circuits †	176,319	1,454,632
Atlassian (Australia) †	50,371	1,212,934
Benefitfocus †	56,923	1,690,613
Booz Allen Hamilton Holding	62,200	2,243,554
CACI International Class A †	9,400	1,168,420
Cadence Design Systems †	108,044	2,724,870
Ciena †	93,058	2,271,546
Cognex	34,900	2,220,338
Coherent †	12,300	1,689,835
CommScope Holding †	130,600	4,858,320
CommVault Systems †	41,500	2,133,100
Cornerstone OnDemand †	54,148	2,291,002
CyberArk Software (Israel) †	39,237	1,785,283
Cypress Semiconductor	197,168	2,255,602
Five9 †	146,504	2,078,892
FormFactor †	193,624	2,168,589
GrubHub †	40,200	1,512,324
Hortonworks †	100,862	838,163
Match Group †	88,300	1,509,930
MAXIMUS	28,028	1,563,682
Micron Technology †	233,500	5,118,320
Microsemi †	84,496	4,560,249
Mimecast †	57,537	1,029,912
MINDBODY Class A †	95,100	2,025,630
MKS Instruments	29,600	1,758,240
Mobileye (Israel) †	194,100	7,399,092
Nanometrics †	53,415	1,338,580
Nuance Communications †	117,914	1,756,919
OSI Systems †	25,794	1,963,439
Pandora Media †	96,343	1,256,313
Proofpoint †	10,300	727,695
PTC †	67,510	3,123,688
Pure Storage Class A †	36,123	408,551
RealPage †	92,129	2,763,870
RingCentral Class A †	151,000	3,110,600
Rubicon Project †	109,427	811,948
SecureWorks Class A †	8,767	92,842

2 NQ-OPTSG [12/16] 2/17 (18645)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock✧ (continued)
Information Technology (continued)
ServiceNow †	71,100	$5,285,574
Shopify Class A (Canada) †	76,568	3,282,470
Silicon Motion Technology
ADR	30,518	1,296,405
Square Class A †	184,558	2,515,525
SS&C Technologies Holdings	126,620	3,621,332
Stamps.com †	38,400	4,402,560
Synchronoss Technologies †	31,002	1,187,377
Take-Two Interactive
Software †	42,900	2,114,541
Talend ADR †	28,878	641,092
Teradyne	112,990	2,869,946
Trimble †	61,200	1,845,180
Ultimate Software Group †	7,971	1,453,512
Universal Display †	51,900	2,921,970
Vantiv Class A †	66,224	3,948,275
ViaSat †	15,155	1,003,564
Zendesk †	75,000	1,590,000
		123,967,497
Materials – 2.66%
Albemarle	34,800	2,995,584
Boise Cascade †	86,733	1,951,493
Forterra †	87,334	1,891,654
Steel Dynamics	56,494	2,010,056
US Concrete †	36,800	2,410,400
		11,259,187
Real Estate – 0.57%
QTS Realty Trust	48,357	2,400,925
		2,400,925
Total Common Stock
(cost $363,484,012)		410,260,165

Convertible Preferred Stock – 1.43%
Cloudera=†	30,243	671,395
DocuSign
Series B =†	1,166	25,687
Series B-1 =†	349	7,688
Series C =†	4,474	98,562
Series D =†	838	18,461
Series E =†	21,664	477,258
DraftKings
Series D =†	56,648	180,141
Series D-1 =†	50,706	161,245
Honest=†	15,249	609,350
MarkLogic=†	83,588	1,227,908
Nutanix†	40,185	1,014,541
Veracode Series 8=†	30,584	672,848
Zuora=†	209,844	883,443
Total Convertible Preferred
Stock (cost $5,103,829)		6,048,527

	Principal
	amount°
Short-Term Investments – 1.89%
Discount Notes – 1.85%≠
Federal Home Loan Bank
0.366% 1/27/17	1,263,725	1,263,413
0.379% 2/3/17	631,863	631,596
0.458% 1/25/17	5,174,392	5,173,223
0.483% 1/30/17	382,326	382,220
0.499% 2/15/17	95,582	95,526
0.501% 2/6/17	286,745	286,612
		7,832,590
Repurchase Agreements – 0.04%
Bank of America Merrill Lynch
0.41%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $64,749
(collateralized by U.S.
government obligations
2.00% 8/15/25;
market value $66,041)	64,746	64,746
Bank of Montreal
0.30%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $75,540
(collateralized by U.S.
government obligations
0.00%–4.375%
5/15/18–11/15/44; market
value $77,048)	75,537	75,537
BNP Paribas
0.48%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $51,719
(collateralized by U.S.
government obligations
2.125%
12/31/22; market value
$52,751)	51,717	51,717
		192,000
Total Short-Term
Investments
(cost $8,024,053)		8,024,590

(continues)     NQ-OPTSG [12/16] 2/17 (18645) 3

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

Total Value of
Securities – 100.15%
(cost $376,611,894)	$424,333,282
Liabilities Net of
Receivables and Other
Assets – (0.15%)	(621,257)
Net Assets Applicable to
32,872,978 Shares
Outstanding – 100.00%	$423,712,025
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2016,the aggregate value of fair valued securities was $5,033,986, which represents 1.19% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

4 NQ-OPTSG [12/16] 2/17 (18645)

Notes

Optimum Small-Mid Cap Growth Fund
December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$376,611,894
Aggregate unrealized appreciation of investments	$59,825,165
Aggregate unrealized depreciation of investments	(12,103,777)
Net unrealized appreciation of investments	$47,721,388

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -	Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs). (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-OPTSG [12/16] 2/17 (18645) 5

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock	$410,260,165	$—	$—	$410,260,165
Convertible Preferred Stock	1,014,541	—	5,033,986	6,048,527
Short-Term Investments	—	8,024,590	—	8,024,590
Total Value of Securities	$411,274,706	$8,024,590	$5,033,986	$424,333,282

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

		Convertible
	Common	Preferred
	Stock	Stock	Total
Beginning balance March 31, 2016	$133,374	$6,261,635	$6,395,009
Purchases	—	2,447,731	2,447,731
Sales	—	(1,313,030)	(1,313,030)
Transfers out of Level 3	(366,983)	(1,093,633)	(1,460,616)
Net change in unrealized
appreciation (depreciation)	233,609	(1,268,717)	(1,035,108)
Ending balance Dec. 31, 2016	$—	$5,033,986	$5,033,986
Net change in unrealized appreciation
(depreciation) from investments still
held at the end of the period	$—	$(433,340)	$(433,340)

6 NQ-OPTSG [12/16] 2/17 (18645)

(Unaudited)

Sensitivity Analysis

Valuation: The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/ dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative information about Level 3 fair value measurements for the Fund was as follows:

Weighted
Average
Discounted
				Range of	Enterprise
		Valuation	Unobservable	Unobservable	Value / Revenue
Assets	Value	Techniques	Inputs	Inputs	Multiple
Convertible	$5,033,986	Comparable	Enterprise Value / Revenue Multiple	1.4x to 9.8x	5.2x
Preferred Stock		Company Approach	Range of Comparable Companies

A significant change to the inputs may result in a significant change to the valuation.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTSG [12/16] 2/17 (18645) 7

Schedule of investments

Optimum Small-Mid Cap Value Fund
December 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.03%
Consumer Discretionary – 10.15%
AMC Networks Class A †	32,800	$1,716,752
American Eagle Outfitters	62,200	943,574
Bed Bath & Beyond	23,600	959,104
Bloomin’ Brands	72,500	1,307,175
Brinker International	40,700	2,015,871
Cable One	6,602	4,104,661
Carriage Services	41,700	1,194,288
Children’s Place	7,100	716,745
ClubCorp Holdings	152,755	2,192,034
Columbia Sportswear	31,900	1,859,770
Cooper-Standard Holding †	17,300	1,788,474
Goodyear Tire & Rubber	56,700	1,750,329
Hanesbrands	77,300	1,667,361
Harley-Davidson	28,800	1,680,192
Haverty Furniture	43,900	1,040,430
Helen of Troy †	42,160	3,560,412
KB Home	50,600	799,986
Kohl’s	23,900	1,180,182
Lear	11,700	1,548,729
Marcus	38,992	1,228,248
Marriott Vacations Worldwide	14,500	1,230,325
Murphy USA †	16,500	1,014,255
Penske Automotive Group	19,700	1,021,248
Scripps Networks Interactive
Class A	12,800	913,536
Shoe Carnival	40,700	1,098,086
Sonic Automotive Class A	76,300	1,747,270
Tenneco †	26,400	1,649,208
Unifi †	21,800	711,334
Wyndham Worldwide	24,229	1,850,369
		44,489,948
Consumer Staples – 5.09%
Bunge	23,500	1,697,640
Dean Foods	87,300	1,901,394
Edgewell Personal Care †	23,800	1,737,162
Energizer Holdings	85,124	3,797,382
Flowers Foods	103,800	2,072,886
Ingles Markets Class A	35,400	1,702,740
J&J Snack Foods	24,524	3,272,237
Pilgrim’s Pride	59,400	1,128,006
Sanderson Farms	17,400	1,639,776
SUPERVALU †	124,600	581,882
Universal	33,100	2,110,125
Whole Foods Market	21,200	652,112
		22,293,342
Energy – 4.74%
Ardmore Shipping (Ireland)	95,000	703,000
Bristow Group	39,700	813,056
Diamond Offshore Drilling †	42,600	754,020
Diamondback Energy †	40,042	4,046,645
HollyFrontier	70,400	2,306,304
Murphy Oil	28,700	893,431
Parsley Energy Class A †	113,400	3,996,216
Rowan †	54,795	1,035,078
RSP Permian †	96,900	4,323,678
Tesoro	21,600	1,888,920
		20,760,348
Financials – 22.41%
American Financial Group	30,900	2,722,908
Annaly Capital Management	139,300	1,388,821
Apollo Commercial Real
Estate Finance	77,600	1,289,712
Ares Capital	56,000	923,440
Aspen Insurance Holdings
(Bermuda)	37,600	2,068,000
Assurant	18,600	1,727,196
Assured Guaranty (Bermuda)	34,400	1,299,288
Banc of California	121,100	2,101,085
Banco Latinoamericano de
Comercio Exterior
(Panama) Class E	28,445	837,421
Berkshire Hills Bancorp	30,600	1,127,610
Blackstone Mortgage Trust	41,500	1,247,905
Central Pacific Financial	47,000	1,476,740
Chemical Financial	78,226	4,237,502
CIT Group	61,800	2,637,624
CNA Financial	60,200	2,498,300
CNO Financial Group	127,400	2,439,710
Cousins Properties	189,900	1,616,049
Customers Bancorp †	37,700	1,350,414
Everest Re Group (Bermuda)	12,200	2,640,080
First Busey	45,200	1,391,256
Great Western Bancorp	99,350	4,330,667
Hancock Holding	26,625	1,147,537
Hanmi Financial	47,900	1,671,710
Hanover Insurance Group	20,400	1,856,604
Heritage Insurance Holdings	32,300	506,141
Home BancShares	152,300	4,229,371
International Bancshares	36,400	1,485,120
MGIC Investment †	107,200	1,092,368
New Mountain Finance	71,900	1,013,790
Old National Bancorp	86,500	1,569,975
Opus Bank	15,500	465,775
Piper Jaffray †	18,900	1,370,250
Prospect Capital	159,200	1,329,320

(continues)      NQ-OPTSV [12/16] 2/17 (18644) 1

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Financials (continued)
Radian Group	69,500	$1,249,610
Reinsurance Group of
America	21,200	2,667,596
Starwood Property Trust	81,600	1,791,120
TCF Financial	173,000	3,389,070
TriCo Bancshares	45,200	1,544,936
Universal Insurance Holdings	41,300	1,172,920
Unum Group	75,700	3,325,501
Validus Holdings (Bermuda)	39,200	2,156,392
Washington Federal	43,100	1,480,485
Western Alliance Bancorp †	112,400	5,475,004
Wintrust Financial	78,000	5,660,460
XL Group	119,000	4,433,940
Zions Bancorporation	110,993	4,777,139
		98,213,862
Healthcare – 6.84%
Akorn †	31,000	676,730
Centene †	16,400	926,764
Cooper	24,400	4,268,292
Kindred Healthcare	107,600	844,660
Lannett †	44,200	974,610
LifePoint Health †	21,100	1,198,480
PAREXEL International †	12,000	788,640
Patterson	102,074	4,188,096
PerkinElmer	54,600	2,847,390
Premier Class A †	96,600	2,932,776
Quest Diagnostics	16,100	1,479,590
SciClone Pharmaceuticals †	12,800	138,240
STERIS (United Kingdom)	29,300	1,974,527
Sucampo Pharmaceuticals
Class A †	67,400	913,270
Teleflex	24,800	3,996,520
United Therapeutics †	12,900	1,850,247
		29,998,832
Industrials – 12.80%
ACCO Brands †	176,600	2,304,630
Aircastle	55,700	1,161,345
Alaska Air Group	14,800	1,313,204
Briggs & Stratton	39,700	883,722
Crane	19,100	1,377,492
Curtiss-Wright	28,450	2,798,342
Deluxe	29,800	2,133,978
Ennis	45,800	794,630
Equifax	25,307	2,992,047
Fluor	4,700	246,844
GATX	20,400	1,256,232
Hawaiian Holdings †	37,700	2,148,900
Herman Miller	111,500	3,813,300
Hillenbrand	25,966	995,796
Hubbell	26,725	3,118,807
Huntington Ingalls Industries	33,370	6,146,420
Interface	169,700	3,147,935
ITT	31,330	1,208,398
JetBlue Airways †	69,200	1,551,464
Moog Class A †	19,600	1,287,328
Oshkosh	24,800	1,602,328
Pitney Bowes	45,300	688,107
Ryder System	35,400	2,635,176
Spirit AeroSystems Holdings
Class A	51,200	2,987,520
Timken	24,600	976,620
Trinity Industries	50,400	1,399,104
Wabash National	130,500	2,064,510
Woodward	44,256	3,055,877
		56,090,056
Information Technology – 13.59%
Amdocs	83,300	4,852,225
Avnet	130,000	6,189,300
Benchmark Electronics †	58,100	1,772,050
Booz Allen Hamilton Holding	140,674	5,074,111
Broadridge Financial
Solutions	58,276	3,863,699
Brocade Communications
Systems	178,600	2,230,714
Cardtronics (United Kingdom)
Class A †	44,700	2,439,279
Cirrus Logic †	27,400	1,549,196
Convergys	31,400	771,184
CSG Systems International	18,200	880,880
Flex †	158,900	2,283,393
FLIR Systems	118,207	4,277,911
IXYS	43,138	513,342
j2 Global	62,700	5,128,860
Jabil Circuit	43,700	1,034,379
Mentor Graphics	29,400	1,084,566
NCR †	79,500	3,224,520
OSI Systems †	49,351	3,756,598
Plantronics	27,500	1,505,900
Sanmina †	59,300	2,173,345
Tech Data †	23,100	1,956,108
Teradyne	73,300	1,861,820
Western Union	51,400	1,116,408
		59,539,788
Materials – 7.44%
Albemarle	47,807	4,115,227

2 NQ-OPTSV [12/16] 2/17 (18644)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Materials (continued)
Cabot	26,400	$1,334,256
Chemtura †	26,500	879,800
Clearwater Paper †	25,400	1,664,970
Domtar	45,500	1,775,865
Eagle Materials	30,000	2,955,900
Eastman Chemical	15,700	1,180,797
KapStone Paper & Packaging	208,500	4,597,425
Packaging Corp of America	24,100	2,044,162
PolyOne	113,800	3,646,152
Reliance Steel & Aluminum	21,500	1,710,110
Schweitzer-Mauduit
International	32,700	1,488,831
Sensient Technologies	38,600	3,033,188
Stepan	26,600	2,167,368
		32,594,051
Real Estate – 10.55%
Alexandria Real Estate
Equities	42,192	4,688,797
Brandywine Realty Trust	249,400	4,117,594
CBL & Associates Properties	63,700	732,550
City Office REIT (Canada)	41,300	543,921
Franklin Street Properties	70,484	913,473
Getty Realty	63,200	1,610,968
Government Properties
Income Trust	37,700	718,751
Highwoods Properties	53,900	2,749,439
Hospitality Properties Trust	104,300	3,310,482
Hudson Pacific Properties	59,400	2,065,932
Independence Realty Trust	82,300	734,116
Lexington Realty Trust	201,200	2,172,960
Mack-Cali Realty	69,300	2,011,086
Medical Properties Trust	157,100	1,932,330
One Liberty Properties	51,900	1,303,728
Parkway †	23,737	528,148
Piedmont Office Realty Trust	58,900	1,231,599
Preferred Apartment
Communities	33,100	493,521
PS Business Parks	36,400	4,241,328
Select Income REIT	88,800	2,237,760
Senior Housing Properties
Trust	123,300	2,334,069
STAG Industrial	123,900	2,957,493
Summit Hotel Properties	162,100	2,598,463
		46,228,508
Telecommunication Services – 0.62%
Inteliquent	7,959	182,420
Iridium Communications †	178,100	1,709,760
magicJack VocalTec (Israel) †	123,200	843,920
		2,736,100
Utilities – 4.80%
AES	97,300	1,130,626
Alliant Energy	114,732	4,347,195
CenterPoint Energy	142,200	3,503,808
IDACORP	56,000	4,510,800
NorthWestern	69,542	3,954,854
OGE Energy	107,200	3,585,840
		21,033,123
Total Common Stock
(cost $350,705,568)		433,977,958

	Principal
	amount°
Short-Term Investments – 0.32%
Discount Note – 0.13%≠
Federal Home Loan Bank
0.366% 1/27/17	556,050	555,913
		555,913
Repurchase Agreements – 0.19%
Bank of America Merrill Lynch
0.41%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $282,603
(collateralized by U.S.
government obligations
2.00% 8/15/25;
market value $288,242)	282,590	282,590
Bank of Montreal
0.30%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $329,699
(collateralized by U.S.
government obligations
0.00%–4.375%
5/15/18–11/15/44; market
value $336,282)	329,688	329,688

(continues)      NQ-OPTSV [12/16] 2/17 (18644) 3

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.48%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $225,734
(collateralized by U.S.
government obligations
2.125%
12/31/22; market value
$230,236)	225,722	$225,722
		838,000
Total Short-Term
Investments
(cost $1,393,898)		1,393,913

Total Value of
Securities – 99.35%
(cost $352,099,466)		435,371,871
Receivables and Other
Assets Net of
Liabilities – 0.65%		2,841,386
Net Assets Applicable to
30,997,840 Shares
Outstanding – 100.00%		$438,213,257
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

4 NQ-OPTSV [12/16] 2/17 (18644)

Notes

Optimum Small-Mid Cap Value Fund
December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$352,099,466
Aggregate unrealized appreciation of investments	$89,022,747
Aggregate unrealized depreciation of investments	(5,750,342)
Net unrealized appreciation of investments	$83,272,405

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$433,977,958	$—	$433,977,958
Short-Term Investments	—	1,393,913	1,393,913
Total Value of Securities	$433,977,958	$1,393,913	$435,371,871

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Dec. 31, 2016, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: